PROSPECTUS

     January 31, 2001
          (as amended
      May 1, 2001 and
  September 17, 2001)

                                     [LOGO]

                                     TURNER
                                    ---------
                                      FUNDS

                            Turner Midcap Growth Fund
--------------------------------------------------------------------------------
                          Turner Small Cap Growth Fund
--------------------------------------------------------------------------------
                          Turner Micro Cap Growth Fund
--------------------------------------------------------------------------------
                           Turner Large Cap Value Fund
--------------------------------------------------------------------------------
                            Turner Midcap Value Fund
--------------------------------------------------------------------------------
                           Turner Small Cap Value Fund
--------------------------------------------------------------------------------
                             Turner Technology Fund
--------------------------------------------------------------------------------
                               Turner Top 20 Fund
--------------------------------------------------------------------------------
                            Turner Global Top 40 Fund
--------------------------------------------------------------------------------
                           Turner New Enterprise Fund
--------------------------------------------------------------------------------
                      Turner Future Financial Services Fund
--------------------------------------------------------------------------------
                    Turner New Energy & Power Technology Fund
--------------------------------------------------------------------------------
                     Turner Healthcare & Biotechnology Fund
--------------------------------------------------------------------------------
                       Turner Tax Managed U.S. Equity Fund
--------------------------------------------------------------------------------
                       Turner Core Plus Fixed Income Fund
--------------------------------------------------------------------------------
                   Turner Core High Quality Fixed Income Fund
--------------------------------------------------------------------------------
                  Turner Ultra Short Duration Fixed Income Fund
--------------------------------------------------------------------------------
                     Turner Short Duration Fixed Income Fund
--------------------------------------------------------------------------------

                               INVESTMENT ADVISER
                        Turner Investment Partners, Inc.

                             INVESTMENT SUB-ADVISER:
                         Clover Capital Management, Inc.
                        (Value and Core Plus Funds only)

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
           Any representation to the contrary is a criminal offense.

PROSPECTUS

----------
ABOUT THIS
PROSPECTUS
----------

Turner Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class I and Class II Shares of the Turner Funds that you should know before investing. Please note that while the Funds' Board of Trustees approved the Turner Large Cap Value, Turner Small Cap Value and Turner Top 20 Funds to offer Class II Shares, these Funds currently do not offer Class II Shares. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each Fund. For more detailed information about the Funds, please see:

(2)  Turner Midcap Growth Fund

(4)  Turner Small Cap Growth Fund

(6)  Turner Micro Cap Growth Fund

(8)  Turner Large Cap Value Fund

(10) Turner Midcap Value Fund

(12) Turner Small Cap Value Fund

(14) Turner Technology Fund

(16) Turner Top 20 Fund

(18) Turner Global Top 40 Fund

(20) Turner New Enterprise Fund

(22) Turner Future Financial Services Fund

(24) Turner New Energy & Power Technology Fund

(26) Turner Healthcare & Biotechnology Fund

(28) Turner Tax Managed U.S. Equity Fund

(30) Turner Core Plus Fixed Income Fund

(32) Turner Core High Quality Fixed Income Fund

(34) Turner Ultra Short Duration Fixed Income Fund

(36) Turner Short Duration Fixed Income Fund

(38) Investments and Portfolio Management

(42) Purchasing, Selling and Exchanging Turner Funds

(46) Dividends, Distributions and Taxes

(48) Financial Highlights

     To obtain more information about Turner Funds, please refer to the Back Cover of the Prospectus.

                                                                    PROSPECTUS 1

--------------------------------------------------------------------------------
                                                                    INTRODUCTION
--------------------------------------------------------------------------------

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Turner Investment Partners, Inc. ("Turner"), the Funds' investment adviser and Clover Capital Management, Inc. ("Clover"), the Value and Core Plus Funds sub-adviser, each invests Fund assets in a way that it believes will help each Fund achieve its goal. Still, investing in the Funds involves risk and there is no guarantee that a Fund will achieve its goal. Turner's and Clover's judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job Turner and Clover do, you could lose money on your investment in the Funds, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. Some Funds are more exposed to a single segment or sector of the economy than others and the amount of exposure that a given Fund has to a specific segment or sector may have a large impact on its performance. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings across issuers, industries or sectors.

INITIAL PUBLIC OFFERINGS

Certain of the Funds have participated in the past and expect to participate going forward in initial public offerings (IPOs). Some successful IPOs have had a significant impact on the Funds' performance, especially on those Funds that have lower asset levels. There is no guarantee that there will be successful IPOs in the future, or that the Funds will continue to have access to successful IPOs. In addition, as Fund assets grow, the positive impact of successful IPOs on Fund performance tends to decrease.

2 PROSPECTUS

--------------------------------------------------------------------------------
TURNER MIDCAP GROWTH FUND
--------------------------------------------------------------------------------

FUND SUMMARY

TICKER SYMBOL -- TMGFX - Class I
--------------------------------------------------------------------------------
INVESTMENT GOAL -- Capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS -- Midcap U.S. common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY -- High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify medium capitalization U.S.
                                 companies with strong earnings growth potential
--------------------------------------------------------------------------------
INVESTOR PROFILE -- Investors seeking long-term growth of capital who can withstand the share price volatility of growth-oriented equity investing
--------------------------------------------------------------------------------

[GRAPHIC] PRINCIPAL STRATEGY

The Turner Midcap Growth Fund invests primarily (at least 65% of its assets) in common stocks and other equity securities of U.S. companies with medium market capitalizations and that Turner believes have strong earnings growth potential. Midcap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Midcap Growth Index ("Growth Index"). These securities may be traded over the counter or listed on an exchange.

The Fund invests in securities of companies that are diversified across economic sectors, and attempts to maintain sector concentrations that approximate those of the Growth Index. Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily-weighted securities in the Growth Index.

Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints, to maintain sector neutrality or to adjust stock position size relative to the target index.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.

[GRAPHIC] PRINCIPAL RISKS

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium capitalization stock prices may be more volatile than those of larger companies.

Funds that focus on the stocks of medium capitalization companies may underperform relative to funds that are more diversified in terms of market capitalization or that focus on stocks in different capitalization ranges. In addition, the Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

It is not expected that the Fund will own a substantial amount of securities that pay dividends.

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year for the past four years.*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                1997                                    40.56%
                1998                                    26.52%
                1999                                   125.45%
                2000                                    -8.00%

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS I SHARES YEAR-TO-DATE RETURN AS OF 6/30/01 WAS -15.95%.

                                                                    PROSPECTUS 3

--------------------------------------------------------------------------------
                                                       TURNER MIDCAP GROWTH FUND
--------------------------------------------------------------------------------

         BEST QUARTER     WORST QUARTER
            54.63%           -27.91%
          (12/31/99)       (12/31/2000)

This table compares the Fund's average annual total return for the periods ended December 31, 2000, to those of the Russell Midcap Growth Index.

--------------------------------------------------------------------------------
                                                                  SINCE
                                                                INCEPTION
                                          1 YEAR                (10/1/96)
--------------------------------------------------------------------------------
Turner Midcap Growth Fund --
  Class I Shares                          -8.00%                 36.98%
--------------------------------------------------------------------------------
Russell Midcap Growth Index               -11.75%                 18.21%*
--------------------------------------------------------------------------------

*    THE CALCULATION DATE FOR THE INDEX IS SEPTEMBER 30, 1996.

--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------

An index measures the market price of a specific group of securities in a particular market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap Growth Index is a capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 800 smallest U.S. companies out of the 1,000 largest companies with higher growth rates and price-to-book ratios.

[GRAPHIC] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                            CLASS I SHARES     CLASS II SHARES

Investment Advisory Fees                        0.75%               0.75%
Distribution (12b-1) Fees                       None                0.25%
Total Other Expenses                            0.32%               0.57%
                                                ----                ----
   Shareholder Servicing Fee                    None                0.25%
TOTAL ANNUAL FUND OPERATING EXPENSES            1.07%*              1.57%*

* TURNER HAS VOLUNTARILY COMMITTED TO WAIVE ADVISORY FEES AND REIMBURSE EXPENSES TO KEEP THE FUND'S "TOTAL ANNUAL FUND OPERATING EXPENSES," EXCLUDING DISTRIBUTION FEES, OF THE CLASS I AND CLASS II SHARES FROM EXCEEDING 1.25% AND 1.75%, RESPECTIVELY. TURNER MAY DISCONTINUE THIS ARRANGEMENT AT ANY TIME BUT HAS NO PRESENT INTENT TO DO SO. TURNER HAS ARRANGEMENTS WITH CERTAIN BROKER-DEALERS WHO HAVE AGREED TO PAY CERTAIN FUND EXPENSES IN RETURN FOR THE DIRECTION OF A PORTION OF THE FUND'S BROKERAGE BUSINESS. AS A RESULT OF THESE ARRANGEMENTS, THE FUND'S EXPENSES ARE GENERALLY REDUCED, WHICH IN TURN REDUCES THE COST TO TURNER OF ITS VOLUNTARY EXPENSE CEILING. IN THE FUND'S LAST FISCAL YEAR, THESE ARRANGEMENTS ULTIMATELY REDUCED THE FUND'S "TOTAL ANNUAL FUND OPERATING EXPENSES" SO THAT THEY WERE:

NET TOTAL OPERATING EXPENSES     TURNER MIDCAP GROWTH FUND - CLASS I SHARES                    1.03%

     CLASS II SHARES WERE NOT OFFERED DURING THE FUND'S LAST FISCAL YEAR. AS A RESULT OF THESE BROKERAGE ARRANGEMENTS, THE "TOTAL ANNUAL FUND OPERATING EXPENSES" FOR CLASS II SHARES ARE ESTIMATED TO BE:

NET TOTAL OPERATING EXPENSES     TURNER MIDCAP GROWTH FUND - CLASS II SHARES                   1.53%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated above, and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------------------
Turner Midcap Growth Fund - Class I Shares        $109       $340        $590        $1,306
--------------------------------------------------------------------------------------------
Turner Midcap Growth Fund - Class II Shares       $160       $496        $855        $1,867
--------------------------------------------------------------------------------------------

4 PROSPECTUS

--------------------------------------------------------------------------------
TURNER SMALL CAP GROWTH FUND (CLOSED TO NEW INVESTORS)
--------------------------------------------------------------------------------

FUND SUMMARY

TICKER SYMBOL -- TSCEX
--------------------------------------------------------------------------------
INVESTMENT GOAL -- Capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS -- Small cap U.S. common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY -- High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify small capitalization companies with strong earnings growth potential
--------------------------------------------------------------------------------
INVESTOR PROFILE -- Investors seeking long-term growth of capital who can withstand the share price volatility of growth-oriented equity investing with a focus on small capitalization companies
--------------------------------------------------------------------------------

[GRAPHIC] PRINCIPAL STRATEGY

The Turner Small Cap Growth Fund invests primarily (at least 65% of its assets) in common stocks and other equity securities of U.S. companies with small market capitalizations that Turner believes have strong earnings growth potential. Small cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell 2000 Growth Index ("Growth Index"). These securities may be traded over the counter or listed on an exchange.

The Fund will invest in securities of companies that are diversified across economic sectors, and will attempt to maintain sector concentrations that approximate those of the Growth Index. Portfolio exposure is generally limited to 5% of assets in any single issuer subject to exceptions for the most heavily weighted securities in the Growth Index.

Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints, to maintain sector neutrality or to adjust stock position size relative to the target index.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.

[GRAPHIC] PRINCIPAL RISKS

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stock prices may be more volatile than those of larger companies.

Funds that focus on the stocks of small capitalization companies may underperform relative to funds that are more diversified in terms of market capitalization or that focus on stocks in different capitalization ranges. In addition, the Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

It is not expected that the Fund will own a substantial amount of securities that pay dividends.

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year for the past six years.*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                1995                            68.16%
                1996                            28.85%
                1997                            14.75%
                1998                             8.53%
                1999                            85.04%
                2000                           -14.38%

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS I SHARES YEAR-TO-DATE RETURN AS OF 6/30/01 WAS -11.28%.

                                                                    PROSPECTUS 5

--------------------------------------------------------------------------------
                                                    TURNER SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

         BEST QUARTER     WORST QUARTER
            44.57%          -24.30%
          (12/31/99)       (09/30/98)

This table compares the Fund's average annual total returns for the periods ended December 31, 2000, to those of the Russell 2000 Growth Index.

--------------------------------------------------------------------------------
                                                                     SINCE
                                                                   INCEPTION
                                       1 YEAR        5 YEARS        (2/7/94)
--------------------------------------------------------------------------------
Turner Small Cap Growth Fund -
  Class I Shares                       -14.38%        20.52%         25.11%
--------------------------------------------------------------------------------
Russell 2000 Growth Index              -22.43%         7.15%          8.68%*
--------------------------------------------------------------------------------

*    THE CALCULATION DATE FOR THE INDEX IS FEBRUARY 28, 1994.

--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                CLASS I SHARES

Investment Advisory Fees                            1.00%
Distribution (12b-1) Fees                           None
Other Expenses                                      0.27%
                                                    -----
TOTAL ANNUAL FUND OPERATING EXPENSES                1.27%*

* TURNER HAS VOLUNTARILY COMMITTED TO WAIVE ADVISORY FEES AND REIMBURSE EXPENSES TO KEEP THE FUND'S "TOTAL ANNUAL FUND OPERATING EXPENSES" FROM EXCEEDING 1.25%. TURNER MAY DISCONTINUE THIS ARRANGEMENT AT ANY TIME BUT HAS NO PRESENT INTENT TO DO SO. TURNER HAS ARRANGEMENTS WITH CERTAIN BROKER-DEALERS WHO HAVE AGREED TO PAY CERTAIN FUND EXPENSES IN RETURN FOR THE DIRECTION OF A PORTION OF THE FUND'S BROKERAGE BUSINESS. AS A RESULT OF THESE ARRANGEMENTS, THE FUND'S EXPENSES ARE GENERALLY REDUCED, WHICH IN TURN REDUCES THE COST TO TURNER OF ITS VOLUNTARY EXPENSE CEILING. IN THE FUND'S LAST FISCAL YEAR, THESE ARRANGEMENTS ULTIMATELY REDUCED THE FUND'S "TOTAL ANNUAL FUND OPERATING EXPENSES" SO THAT THEY WERE:

NET TOTAL OPERATING EXPENSES     TURNER SMALL CAP GROWTH FUND - CLASS I SHARES                 1.25%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated above and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------------------
Turner Small Cap Growth Fund - Class I Shares     $129       $403        $697        $1,534
--------------------------------------------------------------------------------------------

6 PROSPECTUS

--------------------------------------------------------------------------------
TURNER MICRO CAP GROWTH FUND (CLOSED TO NEW INVESTORS)
--------------------------------------------------------------------------------

FUND SUMMARY

TICKER SYMBOL -- TMCGX
--------------------------------------------------------------------------------
INVESTMENT GOAL -- Capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS -- Micro cap U.S. common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY -- Very high
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify micro capitalization companies with strong earnings growth potential
--------------------------------------------------------------------------------
INVESTOR PROFILE -- Investors seeking long-term growth of capital who can withstand the share price volatility of growth-oriented equity investing with a focus on micro capitalization companies
--------------------------------------------------------------------------------

[GRAPHIC] PRINCIPAL STRATEGY

The Turner Micro Cap Growth Fund invests primarily (at least 65% of its assets) in common stocks and other equity securities of U.S. companies with very small market capitalizations that Turner believes have strong earnings growth potential. Micro cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the lower end of the Russell 2000 Growth Index (the "Growth Index"), particularly those under $500 million. These securities may be traded over the counter or listed on an exchange.

The Fund will invest in securities of companies that are diversified across economic sectors. Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily weighted securities in the Growth Index.

Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints, to maintain sector neutrality or to adjust stock position size relative to the target index.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.

[GRAPHIC] PRINCIPAL RISKS

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The micro capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these very small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Micro cap stocks also tend to be traded only in the over the counter market, and may not be as liquid as larger capitalization stocks. As a result, the prices of the micro cap stocks owned by the Fund will be very volatile, and the price movements of the Fund's shares will reflect that volatility.

Funds that focus on the stocks of micro capitalization companies may underperform relative to funds that are more diversified in terms of market capitalization or that focus on stocks in different capitalization ranges. In addition, the Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

It is not expected that the Fund will own a substantial amount of securities that pay dividends.

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table on the following page illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                                                                    PROSPECTUS 7

--------------------------------------------------------------------------------
                                                    TURNER MICRO CAP GROWTH FUND
--------------------------------------------------------------------------------

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year for the past two years.*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                1999                            144.39%
                2000                             19.35%

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS I SHARES YEAR-TO-DATE RETURN AS OF 6/30/01 WAS 14.60%.

         BEST QUARTER     WORST QUARTER
            60.84%           -16.18%
          (12/31/99)       (12/31/2000)

This table compares the Fund's average annual total returns for the periods ended December 31, 2000, to those of the Russell 2000 Growth Index.

--------------------------------------------------------------------------------
                                                                SINCE
                                                              INCEPTION
                                            1 YEAR            (2/27/98)
--------------------------------------------------------------------------------
Turner Micro Cap Growth Fund -
  Class I Shares                            19.35%              63.51%
--------------------------------------------------------------------------------
Russell 2000 Growth Index                  -22.43%               1.62%*
--------------------------------------------------------------------------------

*    THE CALCULATION DATE FOR THE INDEX IS FEBRUARY 28, 1998.

--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of the 2000 smallest U.S. companies out of the 3000 largest U.S. companies with higher growth rates and price-to-book ratios.

[GRAPHIC] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                CLASS I SHARES

Investment Advisory Fees                            1.00%
Distribution (12b-1) Fees                           None
Other Expenses                                      0.35%
                                                    ----
TOTAL ANNUAL FUND OPERATING EXPENSES                1.35%*

* TURNER HAS VOLUNTARILY COMMITTED TO WAIVE ADVISORY FEES AND REIMBURSE EXPENSES TO KEEP THE FUND'S "TOTAL ANNUAL FUND OPERATING EXPENSES" FROM EXCEEDING 1.25%. TURNER MAY DISCONTINUE THIS ARRANGEMENT AT ANY TIME BUT HAS NO PRESENT INTENT TO DO SO. TURNER HAS ARRANGEMENTS WITH CERTAIN BROKER-DEALERS WHO HAVE AGREED TO PAY CERTAIN FUND EXPENSES IN RETURN FOR THE DIRECTION OF A PORTION OF THE FUND'S BROKERAGE BUSINESS. AS A RESULT OF THESE ARRANGEMENTS, THE FUND'S EXPENSES ARE GENERALLY REDUCED, WHICH IN TURN REDUCES THE COST TO TURNER OF ITS VOLUNTARY EXPENSE CEILING. IN THE FUND'S LAST FISCAL YEAR, THESE ARRANGEMENTS ULTIMATELY REDUCED THE FUND'S "TOTAL ANNUAL FUND OPERATING EXPENSES" SO THAT THEY WERE:

NET TOTAL OPERATING EXPENSES     TURNER MICRO CAP GROWTH FUND - CLASS I SHARES                 1.25%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated above and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------------------
Turner Micro Cap Growth Fund - Class I Shares     $137       $428        $739        $1,624
--------------------------------------------------------------------------------------------

8 PROSPECTUS

--------------------------------------------------------------------------------
TURNER LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

FUND SUMMARY

--------------------------------------------------------------------------------
TICKER SYMBOL -- TLCVX - Class I
--------------------------------------------------------------------------------
INVESTMENT GOAL -- Long-term total return
--------------------------------------------------------------------------------
INVESTMENT FOCUS -- Large U.S. common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY -- Medium
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify large capitalization U.S.
                                 companies with low valuations and attractive
                                 dividend yields relative to the market or to
                                 their own trading history
--------------------------------------------------------------------------------
INVESTOR PROFILE -- Investors seeking long-term total return who can withstand the share price volatility of value-oriented equity
                    investing
--------------------------------------------------------------------------------

[GRAPHIC] PRINCIPAL STRATEGY

The Turner Large Cap Value Fund (formerly the Clover Max Cap Value Fund) invests primarily (at least 75% of its assets) in common stocks and other equity securities of U.S. companies with large market capitalizations that the Sub-Adviser, Clover Capital Management, believes have low valuations and attractive dividend yields relative to the market or to their own trading history. Large cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the S&P 500 Index. The Fund invests in securities of companies operating in a broad range of industries based primarily on characteristics such as price-cash flow, dividend yield, price-earnings and price-book value ratios. Clover typically screens the stocks of the 500 largest U.S. companies (based on market capitalization) for those with the highest dividend yields. In selecting specific securities for the Fund, Clover seeks to identify companies whose stock is out-of-favor with investors.

[GRAPHIC] PRINCIPAL RISKS

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Funds that focus on the stocks of large capitalization companies may underperform relative to funds that are more diversified in terms of market capitalization or that focus on stocks in different capitalization ranges. In addition, the Fund is subject to the risk that value stocks may underperform compared to other market segments or to the equity markets as a whole.

The out-of-favor and undervalued companies the Fund invests in may be more vulnerable to negative investor sentiment or adverse business or economic events than more growth-oriented companies.

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The performance of Class I and Class II Shares will differ due to difference in expenses. This bar chart shows changes in the performance of the Fund's Class I Shares from year to year for the past three years.*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                1998                            13.68%
                1999                            13.75%
                2000                            12.09%

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE SHAREHOLDERS OF THE CLOVER MAX CAP VALUE FUND VOTED TO APPROVE TURNER AS THE FUND'S INVESTMENT ADVISER AND CLOVER AS THE SUB-ADVISER, EFFECTIVE MAY 1, 2001. THE PERFORMANCE SHOWN REFLECTS THE PERFORMANCE OF THE FUND WHILE MANAGED BY CLOVER. THE FUND'S CLASS I SHARES YEAR-TO-DATE RETURN AS OF 6/30/01 WAS -5.51%.

         BEST QUARTER     WORST QUARTER
            23.03%          -12.77%
          (12/31/98)       (09/30/98)

                                                                    PROSPECTUS 9

--------------------------------------------------------------------------------
                                                     TURNER LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2000, to those of the S&P 500 Index and the S&P 500/Barra Value Index.

--------------------------------------------------------------------------------
                                                                 SINCE
                                                               INCEPTION
                                             1 YEAR            (10/31/97)
--------------------------------------------------------------------------------
Turner Large Cap Value Fund -
  Class I Shares                             12.09%              12.83%
--------------------------------------------------------------------------------
S&P 500 Index                                -9.11%              13.80%*
--------------------------------------------------------------------------------
S&P 500/Barra Value Index                     6.08%              12.56%*
--------------------------------------------------------------------------------
Russell 1000 Value Index                      7.01%              11.91%
--------------------------------------------------------------------------------

*    THE CALCULATION DATE FOR THE INDICES IS OCTOBER 31, 1997.

--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings. The S&P 500/Barra Value Index measures the performance of those 500 companies with lower price-to-book ratios. The Russell 1000 Value Index measures the performance of companies within the Russell 1000 index with lower price-to-book ratios and lower forecasted growth values.

[GRAPHIC] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                           CLASS I SHARES     CLASS II SHARES**

Investment Advisory Fees                       0.74%               0.74%
Distribution (12b-1) Fees                      None                0.25%
Total Other Expenses                           3.24%               3.49%
                                              -----               -----
   Shareholder Servicing Fee                   None                0.25%
TOTAL ANNUAL FUND OPERATING EXPENSES           3.98%               4.48%
Fee Waivers and Expense Reimbursements        (3.03)%             (3.03)%
                                              -----               -----
NET TOTAL OPERATING EXPENSES                   0.95%*              1.45%*

 * TURNER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES OF THE CLASS I SHARES AND CLASS II SHARES FROM EXCEEDING 0.95% AND 1.45%, RESPECTIVELY THROUGH JANUARY 31, 2002 OR FROM EXCEEDING 1.30% AND 1.80%, RESPECTIVELY IN ANY SUBSEQUENT YEAR.

**   CURRENTLY, CLASS II SHARES ARE NOT BEING OFFERED.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund and operating expenses are as stated above and you reinvest current dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------------------
Turner Large Cap Value Fund - Class I Shares      $ 97       $378        $679        $1,537
--------------------------------------------------------------------------------------------
Turner Large Cap Value Fund - Class II Shares     $148       $532        $942        $2,087
--------------------------------------------------------------------------------------------

10 PROSPECTUS

--------------------------------------------------------------------------------
TURNER MIDCAP VALUE FUND
--------------------------------------------------------------------------------

FUND SUMMARY

TICKER SYMBOL -- CCEVX
--------------------------------------------------------------------------------
INVESTMENT GOAL -- Long-term total return
--------------------------------------------------------------------------------
INVESTMENT FOCUS -- U.S. equity securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY -- Medium to high
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify U.S. equity securities that are undervalued relative to the market or historic valuations
--------------------------------------------------------------------------------
INVESTOR PROFILE -- Investors seeking long-term total return who can withstand the share price volatility of value-oriented equity
                    investing
--------------------------------------------------------------------------------

[GRAPHIC] PRINCIPAL STRATEGY

The Turner Midcap Value Fund (formerly the Clover Equity Value Fund) invests primarily (at least 70% of its assets) in common stocks and other equity securities of U.S. companies with medium and small market capitalizations that the Sub-Adviser, Clover Capital Management, believes are undervalued relative to the market or their historic valuation. Mid cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Midcap Index. The Fund will invest in securities of companies operating in a broad range of industries based primarily on value characteristics such as price-cash flow, price-earnings and price-book value ratios. In selecting specific securities for the Fund, Clover seeks to identify companies whose stock is out-of-favor with investors.

[GRAPHIC] PRINCIPAL RISKS

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium and small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, these stocks may be more volatile than those of larger companies.

Funds that focus on the stocks of small and medium capitalization companies may underperform relative to those funds that are more diversified in terms of market capitalization or that focus on stocks in different capitalization ranges. In addition, the Fund is subject to the risk that value stocks may underperform relative to other market segments or other equity markets as a whole. The out-of-favor and undervalued companies the Fund invests in may be more vulnerable to negative investor sentiment or adverse business or economic events than more growth-oriented companies.

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year for the past nine years.*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                1992                             7.33%
                1993                            12.53%
                1994                            16.03%
                1995                            21.40%
                1996                            22.87%
                1997                            17.54%
                1998                            -1.47%
                1999                             4.27%
                2000                            10.70%

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE SHAREHOLDERS OF THE CLOVER EQUITY VALUE FUND VOTED TO APPROVE TURNER AS THE FUND'S INVESTMENT ADVISER AND CLOVER AS THE SUB-ADVISER, EFFECTIVE MAY 1, 2001. THE PERFORMANCE SHOWN REFLECTS THE PERFORMANCE OF THE FUND WHILE MANAGED BY CLOVER. THE FUND'S CLASS I SHARES YEAR-TO-DATE RETURN AS OF 6/30/01 WAS 12.03%.

                                                                   PROSPECTUS 11

--------------------------------------------------------------------------------
                                                        TURNER MIDCAP VALUE FUND
--------------------------------------------------------------------------------

         BEST QUARTER     WORST QUARTER
            15.64%           -14.28%
          (06/30/99)        (09/30/98)

This table compares the Fund's average annual total returns for the periods ended December 31, 2000, to those of the S&P 400 MidCap Index and the Russell Midcap Value Index.

--------------------------------------------------------------------------------
                                                                     SINCE
                                                                   INCEPTION
                                      1 YEAR       5 YEARS         (12/6/91)
--------------------------------------------------------------------------------
Turner Midcap Value Fund -
  Class I Shares                      10.70%        10.43%          12.75%
--------------------------------------------------------------------------------
S&P 400 MidCap Index                  17.50%        20.41%          16.89%*
--------------------------------------------------------------------------------
Russell Midcap Index                   8.25%        16.68%          15.94%*
--------------------------------------------------------------------------------
Russell Midcap Value Index            19.18%        15.12%          15.84%*
--------------------------------------------------------------------------------

*    THE CALCULATION DATE FOR THE INDICES IS DECEMBER 31, 1991.

--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 400 Mid-Cap Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of 400 domestic mid cap stocks chosen for market size, liquidity, and industry group representation. The Russell Midcap Index is a widely-recognized index of 800 domestic stocks chosen for market size, liquidity and industry group representation. The Russell Midcap Value Index measures the performance of those 800 companies with lower price-to-book ratios and lower forecasted growth values.

In the future, the Fund will only measure its performance to the Russell Midcap Index and the Russell Midcap Value Index.

[GRAPHIC] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                     CLASS I SHARES

Investment Advisory Fees                                 0.74%
Distribution (12b-1) Fees                                None
Other Expenses                                           0.37%
                                                        -----
TOTAL ANNUAL FUND OPERATING EXPENSES                     1.11%
Fee Waivers and Expense Reimbursements                  (0.01)%
                                                        -----
NET TOTAL OPERATING EXPENSES                             1.10%*

* TURNER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES OF THE CLASS I SHARES FROM EXCEEDING 1.10% THROUGH JANUARY 31, 2002, OR FROM EXCEEDING 1.35% IN ANY SUBSEQUENT YEAR.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated above and you reinvest current dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------------------
Turner Midcap Value Fund - Class I Shares         $112       $352        $611        $1,351
--------------------------------------------------------------------------------------------

12 PROSPECTUS

--------------------------------------------------------------------------------
TURNER SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

FUND SUMMARY

TICKER SYMBOL -- TCSVX - Class I
--------------------------------------------------------------------------------
INVESTMENT GOAL -- Long-term total return
--------------------------------------------------------------------------------
INVESTMENT FOCUS -- Small cap U.S. common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY -- Medium to high
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify undervalued small cap U.S.
                                 companies
--------------------------------------------------------------------------------
INVESTOR PROFILE -- Investors seeking long-term total return who can withstand the share price volatility of small cap investing
--------------------------------------------------------------------------------

[GRAPHIC] PRINCIPAL STRATEGY

The Turner Small Cap Value Fund (formerly the Clover Small Cap Value Fund) invests primarily (at least 75% of its assets) in common stocks and other equity securities of U.S. companies with small market capitalizations that the Sub-Adviser, Clover Capital Management, believes are undervalued relative to the market or to their historical valuation. Small cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell 2000 Value Index. The Fund will invest in securities of companies operating in a broad range of industries based primarily on value characteristics such as price-cash flow, price-earnings and price-book value ratios. In selecting specific securities for the Fund, Clover seeks to identify companies whose stock is out-of-favor with investors.

[GRAPHIC] PRINCIPAL RISKS

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies.

Funds that focus on the stocks of small capitalization companies may underperform relative to funds that are more diversified in terms of market capitalization or that focus on stocks in different capitalization ranges. In addition, the Fund is subject to the risk that value stocks may underperform relative to other market segments or other equity markets as a whole. The out-of-favor and undervalued companies the Fund invests in may be more vulnerable to negative investor sentiment or adverse business or economic events than larger, more growth-oriented companies.

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The performance of Class I and Class II Shares will differ due to difference in expenses. This bar chart shows changes in the performance of the Fund's Class I Shares from year to year for the past four years.*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                1997                                    15.47%
                1998                                     2.01%
                1999                                    29.57%
                2000                                    10.59%

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE SHAREHOLDERS OF THE CLOVER SMALL CAP VALUE FUND VOTED TO APPROVE TURNER AS THE FUND'S INVESTMENT ADVISER AND CLOVER AS THE SUB-ADVISER, EFFECTIVE MAY 1, 2001. THE PERFORMANCE SHOWN REFLECTS THE PERFORMANCE OF THE FUND WHILE MANAGED BY CLOVER. THE FUND'S CLASS I SHARES YEAR-TO-DATE RETURN AS OF 6/30/01 WAS 28.71%.

                                                                   PROSPECTUS 13

--------------------------------------------------------------------------------
                                                     TURNER SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

         BEST QUARTER     WORST QUARTER
            26.61%          -19.03%
          (06/30/99)       (09/30/98)

This table compares the Fund's average annual total returns for the periods ended December 31, 2000, to those of the Russell 2000 Index and the Russell 2000 Value Index.

--------------------------------------------------------------------------------
                                                                SINCE
                                                              INCEPTION
                                            1 YEAR            (2/28/96)
--------------------------------------------------------------------------------
Turner Small Cap Value Fund -
  Class I Shares                            10.59%              16.27%
--------------------------------------------------------------------------------
Russell 2000 Index                          -3.02%              10.01%*
--------------------------------------------------------------------------------
Russell 2000 Value Index                    22.83%              12.77%*
--------------------------------------------------------------------------------

*    THE CALCULATION DATE FOR THE INDICES IS FEBRUARY 29, 1996.

--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000 Index is a widely-recognized index of the 2,000 smallest U.S. companies out of the 3,000 largest companies. The Russell 2000 Value Index is a widely recognized index of those 2,000 companies with lower price-to-book ratios and lower forecasted growth value.

[GRAPHIC] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                           CLASS I SHARES     CLASS II SHARES**

Investment Advisory Fees                       0.85%               0.85%
Distribution (12b-1) Fees                      None                0.25%
Total Other Expenses                           0.62%               0.87%
                                              -----               -----
   Shareholder Servicing Fee                   None                0.25%
Total Annual Fund Operating Expenses           1.47%               1.97%
Fee Waivers and Expense Reimbursements        (0.07)%             (0.07)%
                                              -----               -----
NET TOTAL OPERATING EXPENSES                   1.40%*              1.90%*

 * TURNER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES OF THE CLASS I SHARES AND CLASS II SHARES FROM EXCEEDING 1.40% AND 1.90%, RESPECTIVELY THROUGH JANUARY 31, 2002, OR FROM EXCEEDING 1.65% AND 2.15%, RESPECTIVELY IN ANY SUBSEQUENT YEAR.

**   CURRENTLY, CLASS II SHARES ARE NOT BEING OFFERED.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated above and you reinvest current dividends and distributions. Using these assumptions, your approximate costs of investing $10,000 in the Fund would be:

                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------------------
Turner Small Cap Value Fund - Class I Shares      $143       $458        $796        $1,751
--------------------------------------------------------------------------------------------
Turner Small Cap Value Fund - Class II Shares     $193       $612        $1,056      $2,290
--------------------------------------------------------------------------------------------

14 PROSPECTUS

--------------------------------------------------------------------------------
TURNER TECHNOLOGY FUND
--------------------------------------------------------------------------------

FUND SUMMARY

TICKER SYMBOL -- TTECX
--------------------------------------------------------------------------------
INVESTMENT GOAL -- Long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS -- Common stocks of technology companies
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY -- Very high
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify technology companies with strong earnings growth potential
--------------------------------------------------------------------------------
INVESTOR PROFILE -- Investors seeking long-term growth of capital who can withstand the share price volatility of concentrated technology-focused equity investing
--------------------------------------------------------------------------------

[GRAPHIC] PRINCIPAL STRATEGY

The Turner Technology Fund invests substantially all (at least 80%) of its assets in common stocks of companies that have developed or are developing new technologies and that may experience exceptional growth in sales and earnings driven by technology-related products and services. These securities may be traded over the counter or listed on an exchange. Stock selection will not be based on company size, but rather on an assessment of a company's fundamental prospects. The Fund's holdings will be concentrated in the technology sector, and will range from small companies developing new technologies to large, established firms with a history of developing and marketing such technologies. These companies may include companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care and biotechnology sectors.

Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.

[GRAPHIC] PRINCIPAL RISKS

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process. It is not expected that the Fund will own a substantial amount of securities that pay dividends.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. Small cap securities may not be as liquid as larger capitalization stocks. Therefore, small cap stocks may be very volatile, and the price movements of the Fund's shares may reflect that volatility.

Because the Fund's investments are concentrated in issuers doing business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry in greater proportion than funds that are more diversified. In addition, the Fund is subject to the risk that technology stocks may underperform other segments of the equity market or the equity markets as a whole. The competitive pressures of advancing technology and the number of companies and product offerings that continue to expand could cause technology companies to become increasingly sensitive to short product cycles and aggressive pricing.

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class I Shares for the past year.*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                2000                                    -32.92%

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS I SHARES YEAR-TO-DATE RETURN AS OF 6/30/01 WAS -28.90%.

                                                                   PROSPECTUS 15

--------------------------------------------------------------------------------
                                                          TURNER TECHNOLOGY FUND
--------------------------------------------------------------------------------

         BEST QUARTER     WORST QUARTER
            31.31%            -50.59%
         (03/31/2000)      (12/31/2000)

This table compares the Fund's average annual total returns for the periods ended December 31, 2000, to those of the Pacific Stock Exchange Technology 100 Index and the Goldman Sachs Technology Industry Composite.

--------------------------------------------------------------------------------
                                                                  SINCE
                                                                INCEPTION
                                             1 YEAR             (6/30/99)
--------------------------------------------------------------------------------
Turner Technology Fund -
  Class I Shares                            -32.92%               44.14%
--------------------------------------------------------------------------------
PSE Technology 100 Index                    -16.12%               22.78%*
--------------------------------------------------------------------------------
Goldman Sachs Technology
  Industry Composite                        -37.80%               -7.12%*
--------------------------------------------------------------------------------

*    THE CALCULATION DATE FOR THE INDICES IS JUNE 30, 1999.

--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Pacific Stock Exchange Technology 100 Index is a widely-recognized, price weighted index of the top 100 U.S. technology-oriented companies. In the future the Fund will only compare its performance against the Goldman Sachs Technology Industry Composite, a market-capitalization weighted index of 190 stocks designed to measure the performance of companies in the technology sector. The Goldman Sachs Technology Industry Composite is composed of more issuers than the Pacific Stock Exchange Technology 100 Index and, thus, is better able to reflect the Fund's Technology holdings.

[GRAPHIC] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)
--------------------------------------------------------------------------------

                                                CLASS I SHARES

Investment Advisory Fees                            1.20%*
Distribution (12b-1) Fees                           None
Other Expenses                                      0.47%
                                                    ----
TOTAL ANNUAL FUND OPERATING EXPENSES                1.67%**

 * THE ADVISORY FEE IS SUBJECT TO A PERFORMANCE ADJUSTMENT BASED ON THE FUND'S PERFORMANCE RELATIVE TO THE PERFORMANCE OF THE GOLDMAN SACHS TECHNOLOGY INDUSTRY COMPOSITE AND MAY RANGE FROM 0.70% TO 1.50% DEPENDING ON THE FUND'S PERFORMANCE.

** TURNER HAS VOLUNTARILY COMMITTED TO WAIVE ADVISORY FEES AND REIMBURSE EXPENSES TO KEEP THE FUND'S "OTHER EXPENSES" FROM EXCEEDING 0.25%. TURNER MAY DISCONTINUE THIS ARRANGEMENT AT ANY TIME BUT HAS NO PRESENT INTENT TO DO SO. TURNER HAS ARRANGEMENTS WITH CERTAIN BROKER-DEALERS WHO HAVE AGREED TO PAY CERTAIN FUND EXPENSES IN RETURN FOR THE DIRECTION OF A PORTION OF THE FUND'S BROKERAGE BUSINESS. AS A RESULT OF THESE ARRANGEMENTS, THE FUND'S EXPENSES ARE GENERALLY REDUCED, WHICH IN TURN REDUCES THE COST TO TURNER OF ITS VOLUNTARY EXPENSE CEILING. IN THE FUND'S LAST FISCAL YEAR, THESE ARRANGEMENTS ULTIMATELY REDUCED THE FUND'S "OTHER EXPENSES" BELOW THE 0.25% CEILING, WHICH, IN TURN, REDUCED THE FUND'S "TOTAL ANNUAL FUND OPERATING EXPENSES" SO THAT THEY WERE:

NET TOTAL OPERATING EXPENSES     TURNER TECHNOLOGY FUND - CLASS I SHARES                       1.35%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated above and you reinvest all dividends and distributions. This Example does not include any performance fee adjustment. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------------------
Turner Technology Fund - Class I Shares           $170       $526        $907        $1,976
--------------------------------------------------------------------------------------------

16 PROSPECTUS

--------------------------------------------------------------------------------
TURNER TOP 20 FUND
--------------------------------------------------------------------------------

FUND SUMMARY

TICKER SYMBOL -- TTOPX - Class I
--------------------------------------------------------------------------------
INVESTMENT GOAL -- Long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS -- U.S. common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY -- Very high
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify U.S. companies with strong earnings growth potential
--------------------------------------------------------------------------------
INVESTOR PROFILE -- Investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on relatively few number of issuers
--------------------------------------------------------------------------------

[GRAPHIC] PRINCIPAL STRATEGY

The Turner Top 20 Fund invests substantially all (at least
80%) of its assets in common stocks and other equity securities of U.S. companies, regardless of their market capitalization, that Turner believes have strong earnings growth potential. These securities may be traded over the counter or listed on an exchange.

A number of portfolio managers at Turner manage the Fund by selecting stocks in different sectors and capitalization ranges under the supervision of Robert Turner. The Fund's portfolio generally will contain 15-30 stocks. While it will not concentrate its investments in any one industry, the Fund may from time to time have a significant exposure to one or more sectors of the economy, such as the technology sector. In addition, Turner may invest up to 25% of the Fund's assets in cash or cash equivalent securities in instances where it believes that appropriate buying opportunities are not available.

Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.

[GRAPHIC] PRINCIPAL RISKS

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. Small cap stock prices may be very volatile and the price movements of the Fund's shares may reflect that volatility. In addition, the Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

It is not expected that the Fund will own a substantial amount of securities that pay dividends.

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The performance of Class I and Class II Shares will differ due to difference in expenses. This bar chart shows the performance of the Fund's Class I Shares for the past year.*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                2000                                    -20.42%

* THE PERFORMANCE SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS I SHARES YEAR-TO-DATE RETURN AS OF 6/30/01 WAS -30.33%.

                                                                   PROSPECTUS 17

--------------------------------------------------------------------------------
                                                              TURNER TOP 20 FUND
--------------------------------------------------------------------------------

         BEST QUARTER     WORST QUARTER
            25.43%           -36.11%
         (03/31/2000)      (12/31/2000)

This table compares the Fund's Class I Shares' average annual total returns for the periods ended December 31, 2000, to those of the S&P 500 Index and the Nasdaq 100 Index.

--------------------------------------------------------------------------------
                                                                SINCE
                                                              INCEPTION
                                            1 YEAR            (6/30/99)
--------------------------------------------------------------------------------
Turner Top 20 Fund -
Class I Shares                             -20.42%              46.49%
--------------------------------------------------------------------------------
S&P 500 Index                               -9.11%              -1.41%*
--------------------------------------------------------------------------------
Nasdaq 100 Index                           -36.83%               1.33%*
--------------------------------------------------------------------------------

*    THE CALCULATION DATE OF THE INDICES IS JUNE 30, 1999.

--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings. The Nasdaq 100 Index tracks Nasdaq's largest companies across major industry groups, including computer hardware and software, telecommunications, retail/wholesale and biotechnology.

[GRAPHIC] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                            CLASS I SHARES     CLASS II SHARES**

Investment Advisory Fees                        1.20%*              1.20%*
Distribution (12b-1) Fees                       None                0.25%
Total Other Expenses                            0.42%               0.67%
                                                ----                ----
   Shareholder Servicing Fee                    None                0.25%

Total Annual Fund Operating Expenses            1.62%***            2.12%***

  * THE ADVISORY FEE IS SUBJECT TO A PERFORMANCE ADJUSTMENT BASED ON THE FUND'S PERFORMANCE RELATIVE TO THE PERFORMANCE OF THE S&P 500 INDEX AND MAY RANGE FROM 0.70% TO 1.50% DEPENDING ON THE FUND'S PERFORMANCE.

 **  CURRENTLY, CLASS II SHARES ARE NOT BEING OFFERED.

*** TURNER HAS VOLUNTARILY COMMITTED TO WAIVE ADVISORY FEES AND REIMBURSE EXPENSES TO KEEP "OTHER EXPENSES," EXCLUDING DISTRIBUTION FEES, OF THE CLASS I AND CLASS II SHARES FROM EXCEEDING 0.25% AND 0.50%, RESPECTIVELY. TURNER MAY DISCONTINUE THIS ARRANGEMENT AT ANY TIME BUT HAS NO PRESENT INTENT TO DO SO. TURNER HAS ARRANGEMENTS WITH CERTAIN BROKER-DEALERS WHO HAVE AGREED TO PAY CERTAIN FUND EXPENSES IN RETURN FOR THE DIRECTION OF A PORTION OF THE FUND'S BROKERAGE BUSINESS. AS A RESULT OF THESE ARRANGEMENTS, THE FUND'S EXPENSES ARE GENERALLY REDUCED, WHICH IN TURN REDUCES THE COST TO TURNER OF ITS VOLUNTARY EXPENSE CEILING. IN THE FUND'S LAST FISCAL YEAR, THESE ARRANGEMENTS ULTIMATELY REDUCED "OTHER EXPENSES" BELOW THE 0.25% CEILING, WHICH, IN TURN, REDUCED THE FUND'S "TOTAL ANNUAL FUND OPERATING EXPENSES" SO THAT THEY WERE:

NET TOTAL OPERATING EXPENSES     TURNER TOP 20 FUND - CLASS I SHARES                           1.26%

CLASS II SHARES WERE NOT OFFERED DURING THE FUND'S LAST FISCAL YEAR. AS A RESULT OF THESE BROKERAGE ARRANGEMENTS, THE "TOTAL ANNUAL FUND OPERATING EXPENSES" FOR CLASS II SHARES ARE ESTIMATED TO BE:

NET TOTAL OPERATING EXPENSES     TURNER TOP 20 FUND - CLASS II SHARES                          1.76%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated above and you reinvest all dividends and distributions. This Example does not include any performance fee adjustment. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------------------
Turner Top 20 Fund - Class I Shares               $165       $511        $881        $1,922
--------------------------------------------------------------------------------------------
Turner Top 20 Fund - Class II Shares              $215       $664        $1,139      $2,452
--------------------------------------------------------------------------------------------

18 PROSPECTUS


--------------------------------------------------------------------------------
TURNER GLOBAL TOP 40 FUND
--------------------------------------------------------------------------------

FUND SUMMARY

TICKER SYMBOL -- TGTFX
--------------------------------------------------------------------------------
INVESTMENT GOAL -- Long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS -- ADRs and common stocks of U.S. and foreign companies
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY -- High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify U.S. and foreign companies with strong earnings growth potential
--------------------------------------------------------------------------------
INVESTOR PROFILE -- Investors seeking long-term growth of capital who can withstand the share price volatility of global equity investing with a focus on a relatively few number of issuers
--------------------------------------------------------------------------------

[GRAPHIC] PRINCIPAL STRATEGY

The Turner Global Top 40 Fund invests primarily (at least 65% of its assets) in common stocks of companies located in U.S. and developed foreign markets. Turner expects these companies to experience rising earnings growth and to benefit from global economic trends or promising technologies or products. These securities may be traded over the counter or listed on an exchange.

Turner selects areas for investment by continuously analyzing the U.S. market and a broad range of foreign markets in order to identify specific country opportunities and to assess the level of return and degree of risk that can be expected. The Fund's portfolio generally consists of a limited number of companies in a variety of market segments and countries throughout the world, and it will typically own 30-50 stocks representing Turner's best global investment ideas. The Fund may purchase ADRs and generally will not attempt to hedge the effect of currency fluctuations on the Fund's investments.

Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.

[GRAPHIC] PRINCIPAL RISKS

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in issuers in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. While ADRs are denominated in U.S. dollars, they are subject to currency risk to the extent the underlying stocks are denominated in foreign currencies.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility.

The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return. In addition, the Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

It is not expected that the Fund will own a substantial amount of securities that pay dividends.

                                                                   PROSPECTUS 19

--------------------------------------------------------------------------------
                                                       TURNER GLOBAL TOP 40 FUND
--------------------------------------------------------------------------------

[GRAPHIC] PERFORMANCE INFORMATION

The Turner Global Top 40 Fund commenced operations on June 30, 2000. Since the Fund did not have a full calendar year of performance on December 31, 2000, performance results have not been provided. However, the Fund will compare its performance to that of the MSCI World Growth Index. The MSCI World Growth Index is an unmanaged index that represents the performance of more than 1,000 equity securities of companies located in Europe, Australasia and the Far East.

[GRAPHIC] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                                  CLASS I SHARES

Redemption Fee (as a percentage of amount redeemed, if applicable)     2.00%*

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                              CLASS I SHARES

Investment Advisory Fees                          1.00%**
Distribution and Service (12b-1) Fees             None
Other Expenses                                    1.02%
                                                  ----
TOTAL ANNUAL FUND OPERATING EXPENSES              2.02%***

  * APPLIES TO REDEMPTIONS WITHIN 90 DAYS OF PURCHASE. AT THIS TIME, PURCHASES OF CLASS I SHARES OF THE FUND WILL NOT BE SUBJECT TO THE REDEMPTION FEE DESCRIBED ABOVE. THE FUND WILL NOTIFY ALL EXISTING SHAREHOLDERS IF AND WHEN IT HAS DECIDED TO IMPLEMENT THE FEE.

 ** THE ADVISORY FEE IS SUBJECT TO A PERFORMANCE ADJUSTMENT BASED ON THE FUND'S PERFORMANCE RELATIVE TO THE PERFORMANCE OF THE MSCI WORLD GROWTH INDEX, AND MAY RANGE FROM 0.70% TO 1.30%, DEPENDING ON THE FUND'S PERFORMANCE.

*** TURNER HAS VOLUNTARILY AGREED TO WAIVE ADVISORY FEES AND REIMBURSE EXPENSES THROUGH JUNE 30, 2001 TO KEEP THE FUND'S "TOTAL ANNUAL FUND OPERATING EXPENSES" FROM EXCEEDING 1.40%. EFFECTIVE JUNE 30, 2001, TURNER HAS VOLUNTARILY COMMITTED TO WAIVE ADVISORY FEES AND REIMBURSE EXPENSES TO KEEP THE FUND'S "OTHER EXPENSES" FROM EXCEEDING 0.40%. TURNER MAY DISCONTINUE THESE ARRANGEMENTS AT ANY TIME BUT HAS NO PRESENT INTENT TO DO SO. TURNER HAS ARRANGEMENTS WITH CERTAIN BROKER-DEALERS WHO HAVE AGREED TO PAY CERTAIN FUND EXPENSES IN RETURN FOR THE DIRECTION OF A PORTION OF THE FUND'S BROKERAGE BUSINESS. AS A RESULT OF THESE ARRANGEMENTS, THE FUND'S EXPENSES ARE GENERALLY REDUCED, WHICH IN TURN REDUCES THE COST TO TURNER OF ITS VOLUNTARY EXPENSE CEILING. IN THE FUND'S LAST FISCAL YEAR, THESE ARRANGEMENTS ULTIMATELY REDUCED THE FUND'S TOTAL ANNUAL FUND OPERATING EXPENSES SO THAT THEY WERE:

NET TOTAL OPERATING EXPENSES      TURNER GLOBAL TOP 40 FUND - CLASS I SHARES        1.40%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated above and you reinvest all dividends and distributions. This Example does not include any performance fee adjustment. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                          1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------------
Turner Global Top 40 Fund - Class I Shares                 $205       $634        $1,088     $2,348
-----------------------------------------------------------------------------------------------------

20 PROSPECTUS

--------------------------------------------------------------------------------
TURNER NEW ENTERPRISE FUND (FORMERLY THE TURNER B2B E-COMMERCE FUND)
--------------------------------------------------------------------------------

FUND SUMMARY

TICKER SYMBOL -- TBTBX
--------------------------------------------------------------------------------
INVESTMENT GOAL -- Long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS -- Companies that have potential for earnings growth
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY -- Very high
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify companies with strong earnings growth potential across a variety of industries and sectors where new products and services are being developed and marketed
--------------------------------------------------------------------------------
INVESTOR PROFILE -- Investors seeking long-term growth of capital who can withstand the share price volatility of equity investing
--------------------------------------------------------------------------------

[GRAPHIC] PRINCIPAL STRATEGY

The Turner New Enterprise Fund invests primarily in companies with projected strong earnings growth across a variety of industries and sectors where new products and services are being developed and marketed. Turner strives to find leading companies in rapidly growing industries such as business services, computer and digital products, financial services, Internet-related companies, medical technology, retail, and telecommunications. Companies that have the potential for rapid earnings growth because of management changes, new products, or changes in the economy also may be attractive investments for the Fund. These securities may be traded over the counter or listed on an exchange.

Although it may invest in companies of any size, the Fund generally invests in stocks of medium to large-capitalization companies and will generally purchase securities of companies with medium market capitalizations of at least $1 billion. The Fund will not invest more than 50% of its assets in any one sector of the economy (for example, technology or industrial), and will not invest more than 25% in any one industry or group of industries. In order to best deal with volatile market conditions, the Fund may invest up to 25% of its assets in cash or cash equivalent securities where it believes that appropriate buying opportunities are not available.

In selecting securities for the Fund, Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.

[GRAPHIC] PRINCIPAL RISKS

The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process. It is not expected that the Fund will own a substantial amount of securities that pay dividends.

[GRAPHIC] PERFORMANCE INFORMATION

The Turner New Enterprise Fund (formerly the B2B E-Commerce Fund) commenced operations on June 30, 2000. Since the Fund does not have a full calendar year of performance, performance results have not been provided. The B2B E-Commerce Fund compared its performance to the Pacific Stock Exchange Technology 100 Index, a widely recognized, price weighted index of the top 100 U.S. technology-oriented companies. Going forward, the Fund will invest in a broader range of investments, including new and developing technologies, without

                                                                   PROSPECTUS 21

--------------------------------------------------------------------------------
                                                      TURNER NEW ENTERPRISE FUND
--------------------------------------------------------------------------------

concentrating in any specific group of industries. Consistent with this broader focus, the Fund will compare its performance to that of the Nasdaq Composite Index. The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. Today the Nasdaq Composite includes over 5,000 companies. Because it is so broad-based, the Composite is one of the most widely followed and quoted major market indexes.

[GRAPHIC] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                                  CLASS I SHARES

Redemption Fee (as a percentage of amount redeemed, if applicable)     2.00%*

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                              CLASS I SHARES

Investment Advisory Fees                          1.10%**
Distribution (12b-1) Fees                         None
Other Expenses                                    1.77%
                                                  ----
TOTAL ANNUAL FUND OPERATING EXPENSES              2.87%***

  * APPLIES TO REDEMPTIONS WITHIN 90 DAYS OF PURCHASE. AT THIS TIME, PURCHASES OF CLASS I SHARES OF THE FUND WILL NOT BE SUBJECT TO THE REDEMPTION FEE DESCRIBED ABOVE. THE FUND WILL NOTIFY ALL EXISTING SHAREHOLDERS IF AND WHEN IT HAS DECIDED TO IMPLEMENT THE FEE.

 ** THE ADVISORY FEE IS SUBJECT TO A PERFORMANCE ADJUSTMENT BASED ON THE FUND'S PERFORMANCE RELATIVE TO THE PERFORMANCE OF THE NASDAQ COMPOSITE INDEX, AND MAY RANGE FROM 0.70% TO 1.50%, DEPENDING ON THE FUND'S PERFORMANCE.

*** TURNER HAS VOLUNTARILY AGREED TO WAIVE ADVISORY FEES AND REIMBURSE EXPENSES THROUGH JUNE 30, 2001 TO KEEP THE FUND'S "TOTAL ANNUAL FUND OPERATING EXPENSES" FROM EXCEEDING 1.35%. EFFECTIVE JUNE 30, 2001, TURNER HAS VOLUNTARILY COMMITTED TO WAIVE ADVISORY FEES AND REIMBURSE EXPENSES TO KEEP THE FUND'S "OTHER EXPENSES" FROM EXCEEDING 0.25%. TURNER MAY DISCONTINUE THESE ARRANGEMENTS AT ANY TIME BUT HAS NO PRESENT INTENT TO DO SO. TURNER HAS ARRANGEMENTS WITH CERTAIN BROKER-DEALERS WHO HAVE AGREED TO PAY CERTAIN FUND EXPENSES IN RETURN FOR THE DIRECTION OF A PORTION OF THE FUND'S BROKERAGE BUSINESS. AS A RESULT OF THESE ARRANGEMENTS, THE FUND'S EXPENSES ARE GENERALLY REDUCED, WHICH IN TURN REDUCES THE COST TO TURNER OF ITS VOLUNTARY EXPENSE CEILING. IN THE FUND'S LAST FISCAL YEAR, THESE ARRANGEMENTS ULTIMATELY REDUCED THE FUND'S TOTAL ANNUAL FUND OPERATING EXPENSES SO THAT THEY WERE:

NET TOTAL OPERATING EXPENSES      TURNER NEW ENTERPRISE FUND - CLASS I SHARES                  1.35%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated above and you reinvest all dividends and distributions. This Example does not include any performance fee adjustment. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                          1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------------
Turner New Enterprise Fund - Class I Shares                $290       $889       $1,513       $3,195
-----------------------------------------------------------------------------------------------------

22 PROSPECTUS

--------------------------------------------------------------------------------
TURNER FUTURE FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

FUND SUMMARY

TICKER SYMBOL -- TFFIX
--------------------------------------------------------------------------------
INVESTMENT GOAL -- Long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS -- Common stocks of U.S. financial services firms
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY -- High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify U.S. financial services firms with strong growth potential
--------------------------------------------------------------------------------
INVESTOR PROFILE -- Investors who want capital appreciation and who can withstand the risks investing in the financial services
                    sector
--------------------------------------------------------------------------------

[GRAPHIC] PRINCIPAL STRATEGY

The Future Financial Services Fund invests substantially all (at least 80%) of its assets in common stocks and other equity securities of U.S. financial services companies, including banks, brokerage houses, insurance companies and investment advisory companies, that Turner believes have above average growth potential. These securities may be traded over the counter or listed on an exchange. Turner also invests in financial services companies that it believes to be potential merger or acquisition targets.

Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.

[GRAPHIC] PRINCIPAL RISKS

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund will concentrate in the financial services sector. Since the Fund's investments are concentrated in that sector, it is subject to the risk that the financial services sector will underperform the broader market, as well as the risk that issuers in that sector will be impacted by market conditions, legislative or regulatory changes, or competition. The Fund may be more susceptible to changes in interest rates and other market and economic factors that affect financial services firms, including the effect of interest rate changes on the share prices of those financial service firms. In addition, if Turner incorrectly predicts that a company will be involved in a merger or other transaction, the Fund may lose any premium it paid for these stocks, and ultimately may realize a lower return than if the company is not involved in a merger or acquisition transaction.

The Fund is subject to further risk that the stocks of technology-oriented financial services companies, both current and emerging, may underperform other segments of the equity market or the equity markets as a whole. The competitive pressures of advancing technology and the number of companies and product offerings that continue to expand could cause financial services companies to become increasingly sensitive to short product cycles and aggressive pricing.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified Fund. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process. It is not expected that the Fund will own a substantial amount of securities that pay dividends.

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year for the past three years.*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                1998                                    -5.81%
                1999                                    -4.27%
                2000                                    27.33%

* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE SHAREHOLDERS OF THE PENN CAPITAL SELECT FINANCIAL SERVICES FUND VOTED TO APPROVE TURNER AS THE FUND'S INVESTMENT ADVISER, EFFECTIVE JANUARY 16, 2001. THE PERFORMANCE SHOWN REFLECTS THE PERFORMANCE OF PENN CAPITAL MANAGEMENT COMPANY, INC., THE FUND'S FORMER ADVISER. THE FUND'S CLASS I SHARES YEAR-TO-DATE RETURN AS OF 6/30/01 WAS 0.16%.

                                                                   PROSPECTUS 23

--------------------------------------------------------------------------------
                                           TURNER FUTURE FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

         BEST QUARTER     WORST QUARTER
            17.23%           -19.29%
         (09/30/2000)      (09/30/98)

This table compares the Fund's average annual total returns for the period ended December 31, 2000 to those of the S&P Financials Index.

--------------------------------------------------------------------------------
                                                              SINCE
                                                            INCEPTION
                                              1 YEAR        (10/20/97)
--------------------------------------------------------------------------------
Turner Future Financial Services Fund         27.33%         12.43%
--------------------------------------------------------------------------------
S&P Financials Index                          26.08%         15.87%*
--------------------------------------------------------------------------------

*    THE CALCULATION DATE FOR THE INDEX IS OCTOBER 31, 1997.

--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P Financials Index is a capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of all stocks designed to measure the performance of the financial sector of the Standard & Poor's 500 Index.

[GRAPHIC] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                                  CLASS I SHARES

Redemption Fee (as a percentage of amount redeemed, if applicable)     2.00%*

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                              CLASS I SHARES

Investment Advisory Fees                          1.00%**
Distribution (12b-1) Fees                         None
Other Expenses                                    0.72%
                                                  ----
TOTAL ANNUAL FUND OPERATING EXPENSES              1.72%***

  * APPLIES TO REDEMPTIONS WITHIN 90 DAYS OF PURCHASE. AT THIS TIME, PURCHASES OF CLASS I SHARES OF THE FUND WILL NOT BE SUBJECT TO THE REDEMPTION FEE DESCRIBED ABOVE. THE FUND WILL NOTIFY ALL EXISTING SHAREHOLDERS IF AND WHEN IT HAS DECIDED TO IMPLEMENT THE FEE.

 ** THE ADVISORY FEE IS SUBJECT TO A PERFORMANCE ADJUSTMENT BASED ON THE FUND'S PERFORMANCE RELATIVE TO THE PERFORMANCE OF THE S&P FINANCIALS INDEX, AND MAY RANGE FROM 0.75% TO 1.25% DEPENDING ON THE FUND'S PERFORMANCE.

*** OTHER EXPENSES ARE ESTIMATED FOR THE CURRENT FISCAL YEAR. TURNER HAS VOLUNTARILY COMMITTED TO WAIVE ADVISORY FEES AND REIMBURSE EXPENSES. THROUGH THIS ARRANGEMENT TOTAL ANNUAL FUND OPERATING EXPENSES WILL NOT
     EXCEED:

NET TOTAL OPERATING EXPENSES      TURNER FUTURE FINANCIAL SERVICES FUND - CLASS I SHARES       1.40%

EFFECTIVE JANUARY 31, 2002, TURNER VOLUNTARILY COMMITTED TO WAIVE ADVISORY FEES AND REIMBURSE EXPENSES TO KEEP THE FUND'S "OTHER EXPENSES" FROM EXCEEDING 0.40%. TURNER MAY DISCONTINUE THIS ARRANGEMENT AT ANY TIME BUT HAS NO PRESENT INTENT TO DO SO.

TURNER HAS ARRANGEMENTS WITH CERTAIN BROKER-DEALERS WHO HAVE AGREED TO PAY CERTAIN FUND EXPENSES IN RETURN FOR THE DIRECTION OF A PORTION OF THE FUND'S BROKERAGE BUSINESS. AS A RESULT OF THESE ARRANGEMENTS, THE FUND'S EXPENSES ARE GENERALLY REDUCED, WHICH IN TURN REDUCES THE COST TO TURNER OF ITS VOLUNTARY EXPENSE CEILING.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated above and you reinvest all dividends and distributions. This Example does not include any performance fee adjustment. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                          1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------------
Turner Future Financial Services Fund - Class I Shares     $175       $542        $933        $2,030
-----------------------------------------------------------------------------------------------------

24 PROSPECTUS

--------------------------------------------------------------------------------
TURNER NEW ENERGY & POWER TECHNOLOGY FUND
--------------------------------------------------------------------------------

FUND SUMMARY

TICKER SYMBOL -- TNEPX
--------------------------------------------------------------------------------
INVESTMENT GOAL -- Long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS -- Common stocks of energy and power companies
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY -- Very High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify securities of energy and power technology companies that have strong
                                 growth prospects and that are using new or
                                 advanced technology to produce or deliver their product
--------------------------------------------------------------------------------
INVESTOR PROFILE -- Investors seeking long-term growth of capital who can withstand the share price volatility of growth-oriented equity investing in companies involved in the energy and power sectors
--------------------------------------------------------------------------------

[GRAPHIC] PRINCIPAL STRATEGY

The Turner New Energy & Power Technology Fund invests substantially all (at least 80%) of its assets in equity securities of energy and power technology companies that are traded in the U.S. and that are using new or advanced technology to produce or deliver their product. These securities may be traded over the counter or listed on an exchange.

The Fund's holdings will be concentrated in the energy and power technology industries. Power technology companies are companies that Turner believes have, or will develop, products, processes, or services that build on or incorporate technological advances and improvements affecting the energy business. Energy companies must obtain at least 50% of their revenues from and be primarily engaged in one or more of the following businesses in the power and energy service field: production, development, refinement or distribution of oil, gas, electricity, and coal, as well as nuclear, geothermal, oil shale, solar power and other existing or future forms of power and/or energy; onshore or offshore drilling; production and well maintenance; and equipment supply and plant design or construction. The Fund's holdings will be concentrated in the energy and power technology industries.

While the Fund typically invests in the common stock of medium to large capitalization companies, it may invest in companies of any size or any industry in order to achieve its goal. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints, to maintain sector neutrality or to adjust stock position size relative to the target index.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.

[GRAPHIC] PRINCIPAL RISKS

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Because the Fund's investments are concentrated in issuers conducting business in the same industry or group of related industries, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry in greater proportion than Funds that are more diversified by industry.

The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process. It is not expected that the Fund will own a substantial amount of securities that pay dividends. In addition, the Fund is subject to the risk that energy and power technology stocks may underperform other segments of the equity market or the equity markets as a whole. The competitive pressures of advancing technology and the number of companies and product offerings that continue to expand could cause energy and power technology companies to become increasingly sensitive to short product cycles and aggressive pricing.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified Fund. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

                                                                   PROSPECTUS 25

--------------------------------------------------------------------------------
                                       TURNER NEW ENERGY & POWER TECHNOLOGY FUND
--------------------------------------------------------------------------------

[GRAPHIC] PERFORMANCE INFORMATION

The Turner New Energy and Power Technology Fund commenced operations on February 28, 2001. Since the Fund does not have a full calendar year of performance, performance results have not been provided. However, the Fund generally will compare its performance to that of the S&P Energy Index. The S&P Energy Index is a widely-recognized, equally-weighted index of securities issued by companies engaged in research, exploration or production activities within the natural resource sectors.

[GRAPHIC] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                                 CLASS II SHARES

Redemption Fee (as a percentage of amount redeemed, if applicable)     2.00%*

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                              CLASS II SHARES

Investment Advisory Fees                          1.00%**
Distribution (12b-1) Fees                         None
Total Other Expenses                              0.81%***
                                                  ----
   Shareholder Servicing Fee                      0.25%

TOTAL ANNUAL FUND OPERATING EXPENSES              1.81%

  * APPLIES ONLY TO REDEMPTIONS WITHIN 90 DAYS OF PURCHASE. AT THIS TIME, PURCHASES OF CLASS II SHARES OF THE FUND WILL NOT BE SUBJECT TO THE REDEMPTION FEE DESCRIBED ABOVE. THE FUND WILL NOTIFY ALL EXISTING SHAREHOLDERS IF AND WHEN IT HAS DECIDED TO IMPLEMENT THE FEE.

 ** THE ADVISORY FEE IS SUBJECT TO A PERFORMANCE ADJUSTMENT BASED ON THE FUND'S PERFORMANCE RELATIVE TO THE PERFORMANCE OF THE S&P ENERGY INDEX AND MAY RANGE FROM 0.75% TO 1.25%, DEPENDING ON THE FUND'S PERFORMANCE.

*** OTHER EXPENSES ARE ESTIMATED FOR THE CURRENT FISCAL YEAR. TURNER HAS VOLUNTARILY COMMITTED TO WAIVE ADVISORY FEES AND REIMBURSE EXPENSES. THROUGH THIS ARRANGEMENT TOTAL ANNUAL FUND OPERATING EXPENSES WILL NOT
     EXCEED:

NET TOTAL OPERATING EXPENSES      TURNER NEW ENERGY & POWER TECHNOLOGY FUND - CLASS II SHARES    1.50%

     EFFECTIVE FEBRUARY 28, 2002, TURNER HAS VOLUNTARILY COMMITTED TO WAIVE ADVISORY FEES AND REIMBURSE EXPENSES TO KEEP THE FUND'S "OTHER EXPENSES" FROM EXCEEDING 0.25%. TURNER MAY DISCONTINUE THESE ARRANGEMENTS AT ANY TIME, BUT HAS NO PRESENT INTENT TO DO SO. TURNER HAS ARRANGEMENTS WITH CERTAIN BROKER-DEALERS WHO HAVE AGREED TO PAY CERTAIN FUND EXPENSES IN RETURN FOR THE DIRECTION OF A PORTION OF THE FUND'S BROKERAGE BUSINESS. AS A RESULT OF THESE ARRANGEMENTS, THE FUND'S EXPENSES ARE GENERALLY REDUCED, WHICH IN TURN REDUCES THE COST TO TURNER OF ITS VOLUNTARY EXPENSE CEILING.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated above and you reinvest all dividends and distributions. This Example does not include any type of performance adjustment. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                                     1 YEAR      3 YEARS
----------------------------------------------------------------------------------------
Turner New Energy & Power Technology Fund - Class II Shares           $184        $569
----------------------------------------------------------------------------------------

26 PROSPECTUS

--------------------------------------------------------------------------------
TURNER HEALTHCARE & BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------

FUND SUMMARY

TICKER SYMBOL -- THBCX
--------------------------------------------------------------------------------
INVESTMENT GOAL -- Long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS -- Common stocks of companies that are involved in the healthcare and biotechnology industries
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY -- High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify healthcare and biotechnology companies that have strong growth prospects and that are attractively priced
--------------------------------------------------------------------------------
INVESTOR PROFILE -- Investors seeking long-term growth of capital who can withstand the share price volatility of investing in companies in the healthcare and biotechnology sectors
--------------------------------------------------------------------------------

[GRAPHIC] PRINCIPAL STRATEGY

The Healthcare & Biotechnology Fund invests substantially all (at least 80%) of its assets in equity securities issued by healthcare and biotechnology companies that are traded in the U.S. These securities may be traded over the counter or listed on an exchange. While the Fund typically invests in the common stock of medium to large capitalization companies, it may invest in companies of any size or any industry in order to achieve its goal. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

Healthcare companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. Biotechnology companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products.

Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints, to maintain sector neutrality or to adjust stock position size relative to the target index.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.

[GRAPHIC] PRINCIPAL RISKS

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. Many biotechnology companies are relatively small and have thinly traded equity securities, may not yet offer products or offer a simple product and may have persistent losses during a new product's transition from development to production or erratic revenue patterns. Furthermore, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies.

The Fund will concentrate in the healthcare sector. Because its investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry in greater proportion than Funds that are more diversified by sector. In addition, the Fund is subject to the risk that healthcare and biotechnology stocks may underperform other segments of the equity market or the equity markets as a whole. The competitive pressures of advancing technology and the number of companies and product offerings that continue to expand could cause healthcare and biotechnology companies to become increasingly sensitive to short product cycles and aggressive pricing. Furthermore, the types of products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a company's market value and/or share price.

The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process. It is not expected that the Fund will own a substantial amount of securities that pay dividends.

                                                                   PROSPECTUS 27

--------------------------------------------------------------------------------
                                          TURNER HEALTHCARE & BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified Fund. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

[GRAPHIC] PERFORMANCE INFORMATION

The Turner Healthcare & Biotechnology Fund commenced operations on February 28, 2001. Since the Fund does not have a full calendar year, performance results have not been provided.

However, the Fund will generally compare its performance to that of the S&P Healthcare Index. The S&P Healthcare Index is a widely-recognized, equally-weighted performance index, adjusted for capital gains distribution and income dividends, of securities of companies engaged in the healthcare/ biotechnology and medical industries.

[GRAPHIC] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                                 CLASS II SHARES


Redemption Fee (as a percentage of amount redeemed, if applicable)      2.00%*

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                              CLASS II SHARES

Investment Advisory Fees                          1.00%**
Distribution (12b-1) Fees                         None
Total Other Expenses                              0.81%***
                                                  ----
   Shareholder Servicing Fee                      0.25%
TOTAL ANNUAL FUND OPERATING EXPENSES              1.81%

  * APPLIES ONLY TO REDEMPTIONS WITHIN 90 DAYS OF PURCHASE. AT THIS TIME, PURCHASES OF CLASS II SHARES OF THE FUND WILL NOT BE SUBJECT TO THE REDEMPTION FEE DESCRIBED ABOVE. THE FUND WILL NOTIFY ALL EXISTING SHAREHOLDERS IF AND WHEN IT HAS DECIDED TO IMPLEMENT THE FEE.

 ** THE ADVISORY FEE IS SUBJECT TO A PERFORMANCE ADJUSTMENT BASED ON THE FUND'S PERFORMANCE RELATIVE TO THE PERFORMANCE OF THE S&P HEALTHCARE INDEX, AND MAY RANGE FROM 0.75% TO 1.25%, DEPENDING ON THE FUND'S PERFORMANCE.

*** OTHER EXPENSES ARE ESTIMATED FOR THE CURRENT FISCAL YEAR. TURNER HAS VOLUNTARILY COMMITTED TO WAIVE ADVISORY FEES AND REIMBURSE EXPENSES. THROUGH THIS ARRANGEMENT TOTAL ANNUAL FUND OPERATING EXPENSES WILL NOT
     EXCEED:

NET TOTAL OPERATING EXPENSES      TURNER HEALTHCARE & BIOTECHNOLOGY FUND - CLASS II SHARES     1.50%

     EFFECTIVE FEBRUARY 28, 2002, TURNER HAS VOLUNTARILY COMMITTED TO WAIVE ADVISORY FEES AND REIMBURSE EXPENSES TO KEEP THE FUND'S "OTHER EXPENSES" FROM EXCEEDING 0.25%. TURNER MAY DISCONTINUE THESE ARRANGEMENTS AT ANY TIME BUT HAS NO PRESENT INTENT TO DO SO. TURNER HAS ARRANGEMENTS WITH CERTAIN BROKER-DEALERS WHO HAVE AGREED TO PAY CERTAIN FUND EXPENSES IN RETURN FOR THE DIRECTION OF A PORTION OF THE FUND'S BROKERAGE BUSINESS. AS A RESULT OF THESE ARRANGEMENTS, THE FUND'S EXPENSES ARE GENERALLY REDUCED, WHICH IN TURN REDUCES THE COST TO TURNER OF ITS VOLUNTARY EXPENSE CEILING.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated above and you reinvest all dividends and distributions. This Example does not include any performance fee adjustment. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                            1 YEAR     3 YEARS
--------------------------------------------------------------------------------
Turner Healthcare & Biotechnology Fund - Class II Shares     $184       $569
--------------------------------------------------------------------------------

28 PROSPECTUS

--------------------------------------------------------------------------------
TURNER TAX MANAGED U.S. EQUITY FUND
--------------------------------------------------------------------------------

FUND SUMMARY

TICKER SYMBOL -- TTMEX
--------------------------------------------------------------------------------
INVESTMENT GOAL -- Long-term capital appreciation while attempting to minimize the impact of taxes on the returns earned by shareholders
--------------------------------------------------------------------------------
INVESTMENT FOCUS -- Common stocks of U.S. companies
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY -- High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify companies with strong growth potential, and to buy, sell and hold the stocks of these companies in a way that minimizes taxable distributions to shareholders
--------------------------------------------------------------------------------
INVESTOR PROFILE -- Investors seeking long-term growth of capital who desire to invest in a fund that emphasizes deferral of current tax liability
--------------------------------------------------------------------------------

[GRAPHIC] PRINCIPAL STRATEGY

The Tax Managed U.S. Equity Fund invests substantially all (at least 80%) of its assets in common stocks of U.S. companies Turner considers to have strong growth potential and seeks stocks that are favorably priced in relation to their fundamental value and will likely grow over time. These securities may be traded over the counter or listed on an exchange. While the Fund typically invests in the common stock of large to medium sized companies, it may invest in companies of any size or any industry in order to achieve its goal.

Turner manages the Fund using an investment strategy that is sensitive to the potential impact of personal income tax on shareholders' investment returns. The Fund's tax-sensitive investment strategy is intended to lead to lower distributions of income and realized capital gains than funds managed without regard to federal income tax consequences. It expects to employ a number of strategies to minimize taxable distribution to shareholders. In selecting companies, Turner typically invests for the long term and chooses securities that it believes offer strong opportunities for long-term grown of capital. When deciding to sell a security, Turner considers the negative tax impact of realized capital gains and, if applicable, the positive tax impact of realized capital losses. However, Turner may sell a security at a realized gain if it determines that the potential tax cost is outweighed by the risk of owning the security, or if more attractive investment opportunities are available.

Consistent with its tax-sensitive mandate, the Fund may nonetheless buy and sell securities frequently. This will result in higher transaction costs than for a fund that employs simply a "buy and hold" approach, and may also generate higher tax liabilities.

[GRAPHIC] PRINCIPAL RISKS

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. The Fund is also subject to the risk that the Fund's tax-sensitive investment strategy may not be successful in limiting taxable income and realized capital gains; and that shareholder redemptions may force the Fund to sell securities at an inappropriate time, resulting in realized gains.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified Fund. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund is designed for long-term taxable investors. While the Fund tries to reduce the extent to which shareholders incur taxes on Fund distributions of income and net realized gains, the Fund does expect to distribute taxable income and/or capital gains from time to time. Investors may also realize capital gains when they sell their shares.

                                                                   PROSPECTUS 29

--------------------------------------------------------------------------------
                                             TURNER TAX MANAGED U.S. EQUITY FUND
--------------------------------------------------------------------------------

[GRAPHIC] PERFORMANCE INFORMATION

The Turner Tax Managed U.S. Equity Fund commenced operations on February 28, 2001. Since the Fund did not have a full calendar year of performance on December 31, 2000, performance results have not been provided. However, the Fund will compare its performance to that of the S&P 500 Index and the Russell 1000 Growth Index. The S&P 500 Index is a widely-recognized, market value-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of over 500 U.S. companies chosen for market size, liquidity and industry group representation. The Russell 1,000 Growth Index is a widely-recognized index of 1000 domestic stocks chosen for market size, liquidity and industry group representation.

[GRAPHIC] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                                 CLASS II SHARES

Redemption Fee (as a percentage of amount redeemed, if applicable)     2.00%*

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                              CLASS II SHARES

Investment Advisory Fees                          0.75%
Distribution (12b-1) Fees                         None
Total Other Expenses                              0.81%
                                                  ----
   Shareholder Servicing Fee                      0.25%
TOTAL ANNUAL FUND OPERATING EXPENSES              1.56%**

 *   APPLIES ONLY TO REDEMPTIONS WITHIN 90 DAYS OF PURCHASE.

** OTHER EXPENSES ARE ESTIMATED FOR THE CURRENT FISCAL YEAR. TURNER HAS VOLUNTARILY COMMITTED TO WAIVE ADVISORY FEES AND REIMBURSE EXPENSES. THROUGH THIS ARRANGEMENT TOTAL ANNUAL FUND OPERATING EXPENSES WILL NOT
     EXCEED:

NET TOTAL OPERATING EXPENSES      TURNER TAX MANAGED U.S. EQUITY FUND - CLASS II SHARES       1.25%

     EFFECTIVE FEBRUARY 28, 2002, TURNER HAS VOLUNTARILY COMMITTED TO WAIVE ADVISORY FEES AND REIMBURSE EXPENSES TO KEEP THE FUND'S "OTHER EXPENSES" FROM EXCEEDING 0.25%. TURNER MAY DISCONTINUE THIS ARRANGEMENT AT ANY TIME BUT HAS NO PRESENT INTENT TO DO SO. TURNER HAS ARRANGEMENTS WITH CERTAIN BROKER-DEALERS WHO HAVE AGREED TO PAY CERTAIN FUND EXPENSES IN RETURN FOR THE DIRECTION OF A PORTION OF THE FUND'S BROKERAGE BUSINESS. AS A RESULT OF THESE ARRANGEMENTS, THE FUND'S EXPENSES ARE GENERALLY REDUCED, WHICH IN TURN REDUCES THE COST TO TURNER OF ITS VOLUNTARY EXPENSE CEILING.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated above and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                            1 YEAR     3 YEARS
--------------------------------------------------------------------------------
Turner Tax Managed U.S. Equity Fund - Class II Shares        $159       $493
--------------------------------------------------------------------------------

30 PROSPECTUS

--------------------------------------------------------------------------------
TURNER CORE PLUS FIXED INCOME FUND
--------------------------------------------------------------------------------

FUND SUMMARY

TICKER SYMBOL -- TCFIX
--------------------------------------------------------------------------------
INVESTMENT GOAL -- High current income
--------------------------------------------------------------------------------
INVESTMENT FOCUS -- Fixed income obligations of U.S. issuers
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY -- Low to medium
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify investment-grade U.S.
                                 government and corporate securities that offer income potential
--------------------------------------------------------------------------------
INVESTOR PROFILE -- Investors seeking high current income who can withstand share price volatility
--------------------------------------------------------------------------------

[GRAPHIC] PRINCIPAL STRATEGY

The Turner Core Plus Fixed Income Fund (formerly the Clover Fixed Income Fund) invests primarily (at least 70% of its assets) in U.S. government obligations and other investment grade fixed income securities, including corporate debt obligations and mortgage- and asset-backed securities. These securities may be traded over the counter or listed on an exchange. In selecting investments for the Fund, the Sub-Adviser, Clover Capital Management, chooses fixed income securities of issuers that it believes will offer attractive income potential with an acceptable level of risk. Clover will invest in fixed income obligations of different types and maturities depending on its current assessment of the relative market values of the sectors in which the Fund invests. Clover does not attempt to forecast interest rate changes. The Fund's average weighted maturity will typically be between seven and nine years.

[GRAPHIC] PRINCIPAL RISKS

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is subject to the risk that fixed income securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year for the past nine years.*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                1992                                     7.37%
                1993                                    11.42%
                1994                                    -2.83%
                1995                                    17.96%
                1996                                     4.40%
                1997                                     9.57%
                1998                                     7.88%
                1999                                    -1.94%
                2000                                    12.31%

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE SHAREHOLDERS OF THE CLOVER FIXED INCOME FUND VOTED TO APPROVE TURNER AS THE FUND'S INVESTMENT ADVISER AND CLOVER AS THE SUB-ADVISER, EFFECTIVE MAY 1, 2001. THE PERFORMANCE SHOWN REFLECTS THE PERFORMANCE OF THE FUND WHILE MANAGED BY CLOVER. THE FUND'S CLASS I SHARES YEAR-TO-DATE RETURN AS OF 6/30/01 WAS 2.65%.

                                                                   PROSPECTUS 31

--------------------------------------------------------------------------------
                                              TURNER CORE PLUS FIXED INCOME FUND
--------------------------------------------------------------------------------

         BEST QUARTER     WORST QUARTER
             5.85%           -2.27%
          (06/30/95)      (03/31/94)

This table compares the Fund's average annual total returns for the periods ended December 31, 2000, to those of the Merrill Lynch U.S. Domestic Master Bond Index and the Lehman Aggregate Bond Index.

--------------------------------------------------------------------------------
                                                                        SINCE
                                                                      INCEPTION
                                              1 YEAR     5 YEARS      (12/6/91)
--------------------------------------------------------------------------------
Turner Core Plus Fixed
  Income Fund                                 12.31%      6.33%         7.38%
--------------------------------------------------------------------------------
Merrill Lynch U.S. Domestic
  Master Bond Index                           11.73%      6.48%         7.17%*
--------------------------------------------------------------------------------
Lehman Aggregate Bond Index                   11.63%      6.46%         7.10%*
--------------------------------------------------------------------------------

*    THE CALCULATION DATE FOR THE INDICES IS DECEMBER 31, 1991.

--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch U.S. Domestic Master Bond Index is a widely recognized indicator of the performance of the investment grade U.S. domestic bond market. The Lehman Aggregate Bond Index is a widely recognized market value weighted (higher market value stocks have more influence than lower market value stocks) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment-grade (BBB) or higher, with maturities of at least one year.

In the future, the Fund will only measure its performance to the Lehman Aggregate Bond Index which more accurately reflects the Fund's holdings.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                              CLASS I SHARES

Investment Advisory Fees                           0.45%
Distribution (12b-1) Fees                          None

Other Expenses                                     0.57%
                                                  -----
Total Annual Fund Operating Expenses               1.02%
Fee Waivers and Expense Reimbursements            (0.27)%
                                                  -----
NET TOTAL OPERATING EXPENSES                       0.75%*

* TURNER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES OF THE CLASS I SHARES FROM EXCEEDING 0.75% THROUGH JANUARY 31, 2002, OR FROM EXCEEDING 1.75% IN ANY SUBSEQUENT YEAR.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated above and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                          1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------------
Turner Core Plus Fixed Income Fund - Class I Shares        $77        $294        $528        $1,202
-----------------------------------------------------------------------------------------------------

32 PROSPECTUS

--------------------------------------------------------------------------------
TURNER CORE HIGH QUALITY FIXED INCOME FUND
--------------------------------------------------------------------------------

FUND SUMMARY

TICKER SYMBOL -- THQFX
--------------------------------------------------------------------------------
INVESTMENT GOAL -- Current income and capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS -- Investment-grade fixed income securities, including U.S.
                    Treasuries and mortgage-backed securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY -- Medium
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify quality fixed income securities with long-term, short-term and
                                 intermediate-term maturities
--------------------------------------------------------------------------------
INVESTOR PROFILE -- Investors who are seeking current income and capital appreciation and who are willing to accept principal risk
--------------------------------------------------------------------------------

[GRAPHIC] PRINCIPAL STRATEGY

The Turner Core High Quality Fixed Income Fund invests primarily (at least 65% of its assets) in investment-grade fixed income securities, including U.S. government securities, corporate debt securities, mortgage-backed securities, asset-backed securities, and short-term obligations. Turner will allocate the Fund's assets among these market sectors based on its analysis of historical data, yield trends and credit ratings. In selecting investments for the Fund, Turner chooses securities with long-term, short-term and/or intermediate-term durations that are attractively priced and that offer competitive yields. The Fund's average weighted maturity will typically be between three and six years.

[GRAPHIC] PRINCIPAL RISKS

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is subject to the risk that its fixed income securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class I Shares for the past year.*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                2000                                    12.40%

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS I SHARES YEAR-TO-DATE RETURN AS OF 6/30/01 WAS 2.57%.

                                                                   PROSPECTUS 33

--------------------------------------------------------------------------------
TURNER CORE HIGH QUALITY FIXED INCOME FUND
--------------------------------------------------------------------------------

         BEST QUARTER     WORST QUARTER
             4.68%            1.56%
         (12/31/2000)     (06/30/2000)

This table compares the Fund's average annual total returns for the periods ended December 31, 2000, to those of the Lehman Aggregate Bond Index

--------------------------------------------------------------------------------
                                                                      SINCE
                                                                    INCEPTION
                                                  1 YEAR            (6/30/99)
--------------------------------------------------------------------------------
Turner Core High Quality
  Fixed Income Fund                                12.40%             8.16%
--------------------------------------------------------------------------------
Lehman Aggregate Bond Index                        11.63%             8.01%*
--------------------------------------------------------------------------------

*    THE CALCULATION DATE FOR THE INDEX IS JUNE 30, 1999.

--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized, market value weighted (higher market value stocks have more influence than lower market value stocks) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment-grade (BBB) or higher, with maturities of at least one year.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                              CLASS I SHARES

Investment Advisory Fees                           0.50%
Distribution (12b-1) Fees                          None
Other Expenses                                     0.96%
                                                  -----
TOTAL ANNUAL FUND OPERATING EXPENSES               1.46%
Fee Waivers and Expense Reimbursements            (1.01)%
                                                  -----
NET TOTAL OPERATING EXPENSES                       0.45%*

* TURNER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES OF THE CLASS I SHARES FROM EXCEEDING 0.45% THROUGH JANUARY 31, 2004. FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated above and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                                1 YEAR      3 YEARS     5 YEARS     10 YEARS
------------------------------------------------------------------------------------------------------------
Turner Core High Quality Fixed Income Fund - Class I Shares      $46         $144        $490       $1,467
------------------------------------------------------------------------------------------------------------

34 PROSPECTUS

--------------------------------------------------------------------------------
TURNER ULTRA SHORT DURATION FIXED INCOME FUND (FORMERLY THE TURNER SHORT DURATION GOVERNMENT FUND - ONE YEAR PORTFOLIO)
--------------------------------------------------------------------------------

FUND SUMMARY

TICKER SYMBOL -- TSDOX - CLASS I
--------------------------------------------------------------------------------
TICKER SYMBOL -- TDGOX - CLASS II
--------------------------------------------------------------------------------
INVESTMENT GOAL -- Total return consistent with the preservation of capital
--------------------------------------------------------------------------------
INVESTMENT FOCUS -- Fixed income securities issued or guaranteed by the U.S.
                    government
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY -- Low
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify U.S. government securities that are attractively priced
--------------------------------------------------------------------------------
INVESTOR PROFILE -- Investors seeking current income with a limited amount of share price volatility
--------------------------------------------------------------------------------

[GRAPHIC] PRINCIPAL STRATEGY

The Turner Ultra Short Duration Fixed Income Fund invests primarily (at least 65% of its assets) in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities issued by agencies such as Fannie Mae or the Government National Mortgage Association (GNMA). In selecting investments for the Fund, Turner chooses U.S. government obligations that are attractively priced relative to the market or to similar instruments. In addition, Turner considers the "effective duration" of the Fund's entire portfolio when selecting securities. Effective duration is a measure of a security's price volatility or the risk associated with changes in interest rates. Although Turner manages interest rate risk by maintaining an effective duration that is comparable to or less than that of one-year U.S. Treasury bills, the Fund may invest in securities with any maturity or duration. In any event, the Fund is expected to maintain a dollar-weighted average portfolio maturity of no more than 3 years.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liabilities.

[GRAPHIC] PRINCIPAL RISKS

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is subject to the risk that short duration U.S. government securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year for the past six years.*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                1995                                    7.61%
                1996                                    6.41%
                1997                                    6.30%
                1998                                    5.84%
                1999                                    5.41%
                2000                                    6.99%

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FIRST FOUR YEARS OF PERFORMANCE SHOWN IS FOR THE ALPHA SELECT TURNER SHORT DURATION GOVERNMENT FUND-ONE YEAR PORTFOLIO, THE FUND'S PREDECESSOR. THE FUND BECAME PART OF THE TURNER FUNDS IN 1999. THE FUND'S CLASS I SHARES YEAR-TO-DATE RETURN AS OF 6/30/01 WAS 3.35%.

                                                                   PROSPECTUS 35

--------------------------------------------------------------------------------
                                   TURNER ULTRA SHORT DURATION FIXED INCOME FUND
--------------------------------------------------------------------------------

         BEST QUARTER    WORST QUARTER
             2.04%          1.11%
          (12/31/95)      (06/30/99)

This table compares the Fund's average annual total returns for Class I and Class II Shares for the periods ended December 31, 2000, to those of the Merrill Lynch Three-Month U.S. Treasury Bill Index.

--------------------------------------------------------------------------------
                                                                       SINCE
                                              1 YEAR     5 YEARS     INCEPTION
--------------------------------------------------------------------------------
Turner Ultra Short Duration Fixed
  Income Fund - Class I Shares                6.99%       6.19%        6.17%*
--------------------------------------------------------------------------------
Turner Ultra Short Duration Fixed
  Income Fund - Class II Shares               6.52%       N/A          5.68%**
--------------------------------------------------------------------------------
Merrill Lynch Three-Month
  U.S. Treasury Bill Index                    6.18%       5.38%        5.38%***
--------------------------------------------------------------------------------

  *  THE INCEPTION DATE FOR CLASS I SHARES IS MARCH 1, 1994.

 **  THE INCEPTION DATE FOR CLASS II SHARES IS FEBRUARY 27, 1998.

***  THE CALCULATION DATE FOR THE INDEX IS MARCH 31, 1994.

--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch Three-Month U.S. Treasury Bill Index is an unmanaged index of Treasury securities that assumes reinvestment of all income.

[GRAPHIC] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                              CLASS I SHARES     CLASS II SHARES

Investment Advisory Fees                          0.25%              0.25%
Distribution (12b-1) Fees                         None               None

Total Other Expenses                              1.00%              1.25%
                                                 -----              -----
   Shareholder Servicing Fee                      None               0.25%
Total Annual Fund Operating Expenses              1.25%              1.50%
Fee Waivers and Expense Reimbursements           (0.89)%            (0.89)%
                                                 -----              -----
NET TOTAL OPERATING EXPENSES                      0.36%*             0.61%*

* TURNER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES OF THE CLASS I AND CLASS II SHARES FROM EXCEEDING 0.36% AND 0.61%, RESPECTIVELY, THROUGH JANUARY 31, 2004.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated above, and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                                1 YEAR      3 YEARS     5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------------------------
Turner Ultra Short Duration Fixed Income Fund - Class I Shares    $37         $116         $413        $1,259
-------------------------------------------------------------------------------------------------------------
Turner Ultra Short Duration Fixed Income Fund - Class II Shares   $62         $195         $549        $1,546
-------------------------------------------------------------------------------------------------------------

36 PROSPECTUS

--------------------------------------------------------------------------------
TURNER SHORT DURATION FIXED INCOME FUND (FORMERLY THE TURNER SHORT DURATION GOVERNMENT FUND - THREE YEAR PORTFOLIO)
--------------------------------------------------------------------------------

FUND SUMMARY

TICKER SYMBOL -- TSDGX - CLASS I
--------------------------------------------------------------------------------
TICKER SYMBOL -- TDGTX - CLASS II
--------------------------------------------------------------------------------
INVESTMENT GOAL -- Total return consistent with the preservation of capital
--------------------------------------------------------------------------------
INVESTMENT FOCUS -- Fixed income securities issued or guaranteed by the U.S.
                    government
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY -- Low to medium
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY -- Attempts to identify U.S. government securities that are attractively priced
--------------------------------------------------------------------------------
INVESTOR PROFILE -- Investors seeking current income with a limited amount of share price volatility
--------------------------------------------------------------------------------

[GRAPHIC] PRINCIPAL STRATEGY

The Turner Short Duration Fixed Income Fund invests primarily (at least 65% of its assets) in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities issued by agencies such as Fannie Mae or the Government National Mortgage Association
(GNMA). The Fund seeks to maintain an effective duration that is comparable to or less than that of three-year U.S. Treasury notes.

In selecting investments for the Fund, Turner chooses U.S. government obligations that are attractively priced relative to the market or to similar instruments. Turner considers the "effective duration" of the Fund's entire portfolio when selecting securities. Effective duration is a measure of a security's price volatility or the risk associated with changes in interest rates. The Fund seeks to maintain an effective duration that is comparable to or less than that of three-year U.S. Treasury notes. The Fund may invest in securities with any maturity.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.

[GRAPHIC] PRINCIPAL RISKS

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is subject to the risk that short duration U.S. government securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year for the past six years.*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                1995                                    11.18%
                1996                                     5.26%
                1997                                     6.92%
                1998                                     6.93%
                1999                                     2.75%
                2000                                     8.25%

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FIRST FOUR YEARS OF PERFORMANCE SHOWN IS FOR THE ALPHA SELECT TURNER SHORT DURATION GOVERNMENT FUND - THREE YEAR PORTFOLIO, THE FUND'S PREDECESSOR. THE FUND BECAME PART OF THE TURNER FUND IN 1999. THE FUND'S CLASS I SHARES YEAR-TO-DATE RETURN AS OF 6/30/01 WAS 3.44%.

                                                                   PROSPECTUS 37

--------------------------------------------------------------------------------
                                         TURNER SHORT DURATION FIXED INCOME FUND
--------------------------------------------------------------------------------

         BEST QUARTER     WORST QUARTER
             3.24%            0.40%
          (03/31/95)       (03/31/96)

This table compares the Fund's average annual total returns for Class I Shares for the periods ended December 31, 2000, to those of the Lehman Brothers 1-3 Year U.S. Government Bond Index.

--------------------------------------------------------------------------------
                                                                    SINCE
                                      1 YEAR        5 YEARS       INCEPTION
--------------------------------------------------------------------------------
Turner Short Duration Fixed
  Income Fund - Class I Shares         8.25%         6.01%          6.19%*
--------------------------------------------------------------------------------
Turner Short Duration Fixed
  Income Fund - Class II Shares        8.03%         N/A            8.61%**
--------------------------------------------------------------------------------
Lehman Brothers 1-3 Year
  U.S. Government Bond Index           8.17%         5.96%          6.14%***
--------------------------------------------------------------------------------

  *  THE INCEPTION DATE FOR CLASS I SHARES IS MARCH 1, 1994.

 **  THE INCEPTION DATE FOR CLASS II SHARES IS APRIL 28, 1999.

***  THE CALCULATION DATE FOR THE INDEX IS MARCH 31, 1994.

--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 1-3 Year U.S. Government Bond Index is a widely-recognized index of U.S. government obligations with maturities of at least one year.

[GRAPHIC] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                            CLASS I SHARES     CLASS II SHARES

Investment Advisory Fees                        0.25%               0.25%
Distribution (12b-1) Fees                       None                None
Total Other Expenses                            0.49%               0.74%
                                               -----               -----
   Shareholder Servicing Fee                    None                0.25%
TOTAL ANNUAL FUND OPERATING EXPENSES            0.74%               0.99%
Fee Waivers and Expense Reimbursements         (0.38)%             (0.38)%
                                               -----               -----
NET TOTAL OPERATING EXPENSES                    0.36%*              0.61%*

* TURNER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES OF THE CLASS I AND CLASS II SHARES FROM EXCEEDING 0.36% AND 0.61%, RESPECTIVELY, THROUGH JANUARY 31, 2004.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated above and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------------------
Turner Short Duration Fixed Income Fund
   - Class I Shares                                $37       $116        $293          $805
--------------------------------------------------------------------------------------------
Turner Short Duration Fixed Income Fund
   - Class II Shares                               $62       $195        $430        $1,103
--------------------------------------------------------------------------------------------

PROSPECTUS 38

--------------------------------------------------------------------------------
INVESTMENTS AND PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.

The investments and strategies described throughout this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Funds' objectives. A Fund will do so only if Turner believes that the risk of loss outweighs the opportunity for gains.

INVESTMENT ADVISER

Turner Investment Partners, Inc., an SEC-registered adviser, serves as the Adviser to each Fund. As the Funds' Adviser, Turner makes investment decisions for the Funds and continuously reviews, supervises and administers the Funds' investment programs. Turner also ensures compliance with the Funds' investment policies and guidelines.

Turner also serves as Administrator to the Funds effective October 1, 2001. The annual Administration fee will be 0.15% of the Turner Funds' average daily net assets up to $2 billion and 0.12% of such assets in excess of $2 billion.

As of August 31, 2001, Turner had approximately $8.87 billion in assets under management. For its services during the most recent fiscal year, Turner received investment advisory fees (after waivers and reimbursements) of:

   TURNER MIDCAP GROWTH FUND            0.75%
   TURNER SMALL CAP GROWTH FUND         0.99%
   TURNER MICRO CAP GROWTH FUND         0.92%
   TURNER TOP 20 FUND                   1.18%
   TURNER TECHNOLOGY FUND               1.12%

For its services during the most recent fiscal year, Turner received no advisory fees, and waived/reimbursed expenses of:

   TURNER ULTRA SHORT DURATION
     FIXED INCOME FUND (FORMERLY THE
     TURNER SHORT DURATION GOVERNMENT
     FUND - ONE YEAR PORTFOLIO)         0.56%

   TURNER SHORT DURATION FIXED
     INCOME FUND (FORMERLY THE TURNER
     SHORT DURATION GOVERNMENT FUND -
     THREE YEAR PORTFOLIO)              0.09%

   TURNER CORE HIGH QUALITY
     FIXED INCOME FUND                  0.51%

For the period from July 1, 2000 through September 30, 2000, Turner received investment advisory fees (after waivers and reimbursements) of:

   TURNER GLOBAL TOP 40 FUND            0.38%

For the period from July 1, 2000 through September 30, 2000, Turner received no advisory fees, and waived/reimbursed expenses of:

   TURNER NEW ENTERPRISE FUND
     (FORMERLY THE TURNER
     B2B E-COMMERCE FUND)               0.42%

Turner began providing investment advisory services to the Turner Future Financial Services Fund on January 16, 2001, to the Turner New Energy & Power Technology, Turner Healthcare & Biotechnology and Turner Tax Managed U.S. Equity Funds on February 28, 2001, and to the Turner Small Cap Value, Turner Midcap Value, Turner Large Cap Value and Turner Core Plus Fixed Income Funds on May 1, 2001. For advisory services performed, Turner is entitled to receive base advisory fees as follows:

   TURNER FUTURE FINANCIAL
     SERVICES FUND                      1.00%
   TURNER NEW ENERGY & Power
     TECHNOLOGY FUND                    1.00%
   TURNER HEALTHCARE &
     BIOTECHNOLOGY FUND                 1.00%
   TURNER TAX MANAGED U.S. EQUITY FUND  0.75%
   TURNER SMALL CAP VALUE FUND          0.85%
   TURNER MIDCAP VALUE FUND             0.74%
   TURNER LARGE CAP VALUE FUND          0.74%
   TURNER CORE PLUS FIXED INCOME FUND   0.45%

PO BOX 219805, KANSAS CITY, MO 64121-9805

                                                                   PROSPECTUS 39

--------------------------------------------------------------------------------
                                                            PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

Fees for the Top 20, Technology, New Enterprise, Global Top 40, Future Financial Services, New Energy & Power Technology and Healthcare & Biotechnology Funds may be higher or lower, however, depending on a Fund's performance relative to its benchmark. If a Fund outperforms its benchmark by a set amount, Turner will receive higher advisory fees. Conversely, if a Fund underperforms its benchmark by the same amount, Turner will receive lower advisory fees. Advisory fees for these Funds may therefore range from a lowest possible fee of 0.70% to a highest possible fee of 1.50%.

For purposes of this performance adjustment mechanism, the investment performance of the Fund for any period is expressed as a percentage of the Fund's net asset value per share at the beginning of the period. This percentage is equal to the sum of: (i) the change in the Fund's net asset value per share during the period; (ii) the value of the Fund's cash distributions per share having an ex-dividend date occurring within the period; and (iii) the per share amount of capital gains taxes paid or accrued during the period by the Fund for undistributed realized long-term capital gains. The investment record for a specific index is expressed as a percentage of the starting level of that index at the beginning of the period, as modified by the change in the level of the index during the period and by the value computed consistently with the index, of cash distributions having an ex-dividend date occurring within the period made by issuers whose securities are included in the index.

The Funds' SAI contains detailed information about each Fund's benchmark, as well as any possible performance-based adjustments to Turner's fees. These performance-based adjustments will take effect after the Funds have been in operation for more than one year.

In connection with its commitment to voluntarily limit expenses (as described for certain Funds) Turner has represented to the Board that if it decides to discontinue this arrangement, Turner will do so only after notifying the Board of its decision and updating the prospectus at least 90 days before it does so.

INVESTMENT SUB-ADVISER

Clover Capital Management, Inc., an SEC-registered adviser, began serving as the Sub-Adviser to the Small Cap Value, Midcap Value, Large Cap Value and Core Plus Fixed Income Funds on May 1, 2001. Prior to that date, Clover served as these Funds' investment adviser. As Sub-Adviser, Clover makes investment decisions for the Funds and also ensures compliance with the Funds' investment policies and guidelines.

As of June 30, 2001, Clover had approximately $1.3 billion in assets under management. For its services during the most recent fiscal year as investment adviser, Clover received investment advisory fees (after waivers and reimbursements) of:

   CLOVER SMALL CAP VALUE FUND          0.78%
   CLOVER EQUITY VALUE FUND             0.73%
   CLOVER FIXED INCOME FUND             0.18%

For its services during the most recent fiscal year, Clover received no advisory fees, and waived/reimbursed expenses of:

   CLOVER MAX CAP VALUE FUND            2.29%

Clover began providing sub-advisory services to the Small Cap Value, Midcap Value, Large Cap Value and Core Plus Fixed Income Funds on May 1, 2001. For the sub-advisory services it provides, Clover is entitled to receive sub-advisory fees as follows:

   TURNER SMALL CAP VALUE FUND          0.50%
   TURNER MIDCAP VALUE FUND            0.395%
   TURNER LARGE CAP VALUE FUND          0.37%
   TURNER CORE PLUS FIXED INCOME FUND  0.225%

PORTFOLIO MANAGERS

The Midcap Growth and Top 20 Funds are managed by a committee comprised of Chris McHugh, Bill McVail and Robert Turner. The Small Cap Growth Fund is managed by a committee comprised of Bill McVail, Chris McHugh and Frank Sustersic. The Micro Cap Growth Fund is managed by a committee comprised of Frank Sustersic and Bill McVail. The Technology Fund is managed by a committee comprised of Robert Turner, Chris McHugh and Robb Parlanti. The Global Top 40 Fund is managed by a committee comprised of Mark Turner, Robert Turner and Robb Parlanti. The New Enterprise Fund is managed by a committee comprised of Chris McHugh, Robert Turner and John Hammerschmidt. The Future Financial Services Fund is managed by committee comprised of Chris Perry and Frank Sustersic. The Turner New Energy & Power Technology Fund is managed by a committee comprised of John Hammerschmidt and Mark Turner. The Turner Healthcare & Biotechnology Fund is managed by a

1-800-224-6312

40 PROSPECTUS

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

committee comprised of Frank Sustersic and Chris Perry. The Turner Tax Managed U.S. Equity Fund is managed by a committee comprised of David Kovacs and Bob Turner. The Small Cap Value Fund is managed by a committee led by Michael E. Jones and Lawrence R. Creatura. The Midcap Value Fund is managed by a committee led by Michael E. Jones and Matthew P. Kaufler. The Large Cap Value Fund is managed by a committee led by Lawrence R. Creatura and Paul W. Spindler. The Core Plus Fixed Income Fund is managed by a committee led by Richard J. Huxley and Paul W. Spindler. The Ultra Short Duration Fixed Income Fund, Short Duration Fixed Income Fund, and Core High Quality Fixed Income Fund are managed by a committee comprised of James Midanek and John Pak. The background of each committee member is set forth below.

Robert E. Turner, CFA, Chairman and Chief Investment Officer, founded Turner in 1990. Prior to his current position, he was Senior Investment Manager with Meridian Investment Company. He has 20 years of investment experience.

Lawrence R. Creatura, CFA, joined Clover in 1994 and is a Vice President of Investments. Prior to his current position, he was a Laser Systems Engineer/Researcher for Laser Surge, Inc. He has 6 years of investment experience.

John Hammerschmidt, Senior Portfolio Manager, joined Turner in 1992. Prior to 1992, he was a principal with Chesapeake Capital Management. He has 18 years of investment experience.

Richard J. Huxley joined Clover in 1986 and is the Executive Vice President and Fixed Income Manager for Clover. He has over 21 years of investment experience.

Michael E. Jones, CFA, is a co-founder and Managing Director of Clover. He has over 21 years of investment experience.

Matthew P. Kaufler, CFA, Senior Vice President and Portfolio Manager, joined Clover in 1991. Prior to his current position, he was Assistant VP and Portfolio Manager at Chase Manhattan. He has 16 years of investment experience.

David Kovacs, CFA, Senior Portfolio Manager, joined Turner in 1998. Prior to 1998, he was a Director of Quantitative Research and Investment Technology at Pilgrim Baxter & Associates. He has 11 years of investment experience.

Christopher K. McHugh, Senior Portfolio Manager, joined Turner in 1990. Prior to 1990, he was a Performance Specialist with Provident Capital Management. He has 15 years of investment experience.

Bill McVail, CFA, Senior Portfolio Manager, joined Turner in 1998. Prior to 1998, he was Portfolio Manager at PNC Equity Advisers. He has 13 years of investment experience.

James L. Midanek, Chief Investment Officer - Fixed Income, joined Turner in 1997. Prior to 1997, he was Chief Investment Officer of Solon Asset Management, L.P., which he founded in 1989, and Portfolio Manager of the Short Duration Government Funds. From 1992 to 1994, Mr. Midanek was Chief Investment Officer to the Fixed Income Group of Montgomery Asset Management, L.P., where he managed four institutional fixed income funds. Mr. Midanek has 20 years of investment experience.

John Pak, Senior Portfolio Manager/Analyst, joined Turner in 2000. Prior to 2000, he was Vice President/Trade Desk Manager at Tuttle Decision Systems and Assistant Vice President at C.F. Childs and Company. He has 10 years of investment experience.

Robb J. Parlanti, CFA, Senior Portfolio Manager, joined Turner in 1993. Prior to 1993, he was Assistant Vice President and Portfolio Manager at PNC Bank. He has 14 years of investment experience.

Chris Perry, CFA, Senior Portfolio Manager, joined Turner in 1998. Prior to 1998, he was a Research Analyst with Pennsylvania Merchant Group. He has 11 years of investment experience.

Paul W. Spindler, CFA, joined Clover Capital in 1998 and is a Vice President of Investments. He has over 12 years of investment experience.

Frank L. Sustersic, CFA, Senior Portfolio Manager, joined Turner in 1994. Prior to 1994, he was an Investment Officer and Fund Manager with First Fidelity Bank Corporation. Mr. Sustersic has 12 years of investment experience.

Mark Turner, Vice Chairman, Senior Portfolio Manager, co-founded Turner in 1990. Prior to 1990, he was Vice President and Senior Portfolio Manager with First Maryland Asset Management. He has 19 years of investment experience.

PO BOX 219805, KANSAS CITY, MO 64121-9805

                                                                   PROSPECTUS 41

--------------------------------------------------------------------------------
                                                                    TURNER FUNDS
--------------------------------------------------------------------------------

CLOVER'S PAST PERFORMANCE - MIDCAP VALUE

On April 30, 2001, shareholders of the Clover Equity Value Fund approved a proposal to engage Turner Investment Partners, Inc. as the Fund's Adviser and Clover Capital Management, Inc. as the Fund's investment Sub-Adviser. In connection with these approvals, the Clover Equity Value Fund became the Turner Midcap Value Fund.

Since January 1, 1990, Clover has managed assets in a "midcap value" style. The following table presents historical performance information for a composite consisting of "midcap value" accounts that Clover manages in a manner that is equivalent in all material respects to the objectives, policies and strategies in which Clover manages the Midcap Value Fund. This table also compares the performance to that of the Russell Midcap Value Index and the Russell Midcap Index. The computed rates of return include the impact of capital appreciation as well as the reinvestment of interest and dividends. This data does not indicate how the Turner Midcap Value Fund may perform in the future:

                             AVERAGE ANNUAL RETURNS

                           FOR PERIODS ENDED 12/31/00

                                        1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------------------------------------
Mid Cap Value Portfolios                 27.1%       8.6%       14.2%         16.5%
-------------------------------------------------------------------------------------
Russell Mid Cap Value Index              19.2        7.8        15.1          17.9

Russell Mid Cap Index                     8.3       12.1        16.7          18.3

Midcap Value Portfolios consist of portfolios managed for tax-exempt clients of Clover Capital Management, Inc. and does not represent the performance of the Clover Midcap Value Fund. Past performance is not indicative of future results. The modified Bank Administration Institute (BAI) method is used to compute a time weighted rate of return in accordance with standards set by the Association of Investment Management and Research (AIMR). The BAI rate of return is different from the SEC standardized return calculation. The portfolios are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the composite. Midcap Value Portfolios must be at least $250,000 in market value. Portfolios come into a composite at the beginning of the first full month under Clover's management and remain in the composite thereafter. Performance of all the firm's composites is available upon request.

                                      12/31/90    12/31/91    12/31/92   12/31/93    12/31/94
                                      --------    --------    --------   --------    --------
Mid Cap Value Portfolios
       NO. OF PORTFOLIOS                   11          12          24         42          65
  TOTAL COMPOSITE ASSETS
           (IN MILLIONS)                 $ 19.8      $ 33.7      $ 61.1     $108.9      $158.3
  % OF ASSETS UNDER MGMT                    5.3%        5.5%        7.3%      12.1%       15.6%
   DISPERSION OF RETURNS                                                       2.5%        3.7%

                                      12/31/95    12/31/96    12/31/97   12/31/98    12/31/99   12/31/00
                                      --------    --------    --------   --------    --------   --------
Mid Cap Value Portfolios
       NO. OF PORTFOLIOS                  100         118         143        115          64         55
  TOTAL COMPOSITE ASSETS
           (IN MILLIONS)                 $235.3      $328.1      $382.8     $252.2      $111.4     $125.7
  % OF ASSETS UNDER MGMT                   15.7%       17.1%       17.2%      13.1%        7.8%      10.4%
   DISPERSION OF RETURNS                    3.6%        2.8%        2.2%       4.0%        4.4%       2.5%

The performance is presented after the deduction of the accounts' advisory fees, custody fees and brokerage commissions. The effect of deducting operating expenses on the fund's annualized performance, including the compounding effect over time, may be substantial, and will reduce performance.

All information presented relies on data supplied by Clover and statistical services, reports or other sources believed by Clover to be reliable. It has not been verified or audited.

                                                                  1-800-224-6312

42 PROSPECTUS

--------------------------------------------------------------------------------
PURCHASING, SELLING AND EXCHANGING TURNER FUNDS
--------------------------------------------------------------------------------

================================================================================
IN ORDER TO OPEN A NEW ACCOUNT, YOU MUST COMPLETE AND MAIL THE NEW ACCOUNT APPLICATION THAT YOU RECEIVE WITH THIS PROSPECTUS.
--------------------------------------------------------------------------------

All trades must be received by the Funds' Transfer Agent by 4:00 PM EST.

Your check must be made payable to the Turner Funds or wires must be sent to the instructions listed below.

Each Fund's minimum initial investment is $2,500 with minimum subsequent purchases of $50. The Funds reserve the right to waive the minimum initial investment.

ONCE YOU ARE A SHAREHOLDER OF THE TURNER FUNDS YOU CAN DO THE FOLLOWING:

o PURCHASE, SELL OR EXCHANGE FUND SHARES BY PHONE. Call 1-800-224-6312 between 9:00 AM and 4:00 PM EST Monday through Friday and press 3 to place a trade.

o PURCHASE, SELL OR EXCHANGE FUND SHARES BY MAIL. Shareholders can mail trade requests to:

     By regular mail

     The Turner Funds
     P.O. Box 219805
     Kansas City, MO 64121-9805

     By express or overnight mail

     The Turner Funds
     c/o DST Systems Inc
     330 W. 9th Street
     Kansas City, MO 64105

o    PURCHASE FUND SHARES BY WIRING FUNDS TO:

     United Missouri Bank of Kansas NA
     ABA #101000695
     Account # 9870601168
     Further Credit: name of fund, shareholder name and Turner Funds account number

--------------------------------------------------------------------------------

CLOSING THE FUNDS TO NEW INVESTORS AT CERTAIN ASSET LEVELS

There are limits to the amount an investment adviser can effectively invest in certain asset classes. Too many advisers try to manage more and more money regardless of their capacity to find attractive investments. Turner will not do this. Turner will close a Fund to most new investors once assets under management reach certain specified levels. For the Small Cap Growth and Micro Cap Growth Styles, those specified levels have been reached. The Small Cap Growth Fund was closed to most new investors on August 29, 1997, and the Micro Cap Growth Fund was closed to most new investors on March 7, 2000. Similarly, Turner's Midcap Growth Style (which includes the assets of the Fund) will be closed when the assets Turner manages in the style are within the range of $6.2 billion and $8.3 billion. When this asset range is reached, the Midcap Growth Fund will be closed to new investors. Existing shareholders of the Funds will be notified before any Fund is closed to new investors.

Shareholders of the Funds as of the effective date for a Fund closing may continue to make investments and may open additional accounts with the Funds, provided the new accounts are registered in the same name or have the same taxpayer identification or social security number assigned to them. In addition, certain limited classes of new investors may also purchase shares of the Funds after they are closed to new investors. See "Purchasing, Selling and Exchanging Fund Shares.

================================================================================

P.O. BOX 219805, KANSAS CITY, MO 64121-9805

                                                                   PROSPECTUS 43

--------------------------------------------------------------------------------
                                 PURCHASING, SELLING AND EXCHANGING TURNER FUNDS
--------------------------------------------------------------------------------

The Turner Funds assess no sales charge when you purchase shares of the Funds.

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Funds.

PURCHASING TURNER FUND SHARES

CHOOSING CLASS I OR CLASS II SHARES

Class I and Class II Shares have different expenses and other characteristics.

Class I Shares are for individual investors and for certain institutional investors investing for their own or their customers' account.

Class II Shares are for individual investors who purchase shares through financial institutions or intermediaries. Only the Turner Midcap Growth, Turner New Energy & Power Technology, Turner Healthcare & Biotechnology, Turner Tax Managed U.S. Equity, Turner Ultra Short Duration Fixed Income and Turner Short Duration Fixed Income Funds currently offer Class II Shares. The Funds' Board approved the Turner Large Cap Value, Turner Small Cap Value and Turner Top 20 Funds to offer Class II Shares. However, these Funds currently do not offer Class II Shares.

CLASS I SHARES                CLASS II SHARES

o NO SALES CHARGE             o NO SALES CHARGE
o LOWER ANNUAL EXPENSES       o HIGHER ANNUAL EXPENSES
o $2,500 MINIMUM INITIAL      o $2,500 MINIMUM
   INVESTMENT                    INITIAL INVESTMENT

For some investors the minimum initial investment may be lower.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders.

TO OPEN AN ACCOUNT:

o BY MAIL Please send your completed application, with a check payable to the Turner Funds, to the address listed on this page. Your check must be in U.S. dollars and drawn on a bank located in the United States. The Funds do not accept third party checks, credit card checks or cash.

o BY WIRE Please contact a Turner Funds' representative at 1-800-224-6312 (option 3) to let the representative know that you intend to make your initial investment by wire. You will be given an account number and fax number to which you should send your completed New Account Application. Once this is complete you will need to instruct your bank to wire money to: United Missouri Bank of Kansas, N.A.; ABA #10-10-00695; for Account Number 98-7060-116-8; Further
Credit: [_________ Fund]. The shareholder's name and account number must be specified in the wire.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase Class I or Class II Shares automatically through regular deductions from your account. Please call 1-800-224-6312 for information regarding participating banks. With a $100 minimum initial investment, you may begin regularly scheduled investments once a month.

WHO IS ELIGIBLE TO INVEST IN A FUND ONCE IT IS CLOSED TO NEW INVESTORS?

If you are a shareholder of a Fund when it closes to new investors, you will be able to make additional investments in the Fund and reinvest your dividends and capital gains distributions. Once a Fund is closed, you may open a new account only if:

o your business or other organization is already a shareholder of the Fund and you are opening an account for an employee benefit plan sponsored by that organization or an affiliated organization;

o you are a current Fund trustee or officer, or an employee of Turner Investment Partners, Inc. or a member of the immediate family of any of these people; or

o you are a client of a financial adviser or planner who has client assets invested in the Turner Funds as of the date of any proposed new investment in the Fund.

                                                                  1-800-224-6312

44 PROSPECTUS

--------------------------------------------------------------------------------
PURCHASING, SELLING AND EXCHANGING TURNER FUNDS
--------------------------------------------------------------------------------

HOW FUND PRICES ARE CALCULATED

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. NAV for one Fund share is the value of that share's portion of the net assets of the Fund. The Funds' NAV is calculated once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally we must receive your purchase order before 4:00 p.m. Eastern time. A purchase order received after 4:00 p.m. Eastern time will be processed using the next Business Day's price.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Shares will not be priced on days on which the NYSE is closed for trading.

PURCHASING ADDITIONAL SHARES

o BY MAIL Please send your check payable to Turner Funds along with a signed letter stating the name of the Turner Fund and your account number.

o BY PHONE Current shareholders are eligible to purchase shares by phone if they have requested that privilege by checking the appropriate box on the New Account Application. Shareholders who have requested telephone privileges can call 1-800-224-6312 (option 3) and give the Fund and account number they would like to make a subsequent purchase into. They must then instruct their bank to wire the money by following the instructions listed on page 42.

ADDITIONAL INFORMATION

You may also buy shares through accounts with brokers and other financial institutions that are authorized to place trades in Fund shares for customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Funds. You will also generally have to address your correspondence or questions regarding the Funds to your institution.

SELLING TURNER FUND SHARES

If you own shares directly, you may sell your shares on any Business Day by contacting us directly by mail or telephone. You may also sell your shares by contacting your financial institution by mail or telephone. The sale price of each share will be the next NAV determined after we receive your request.

You may sell shares by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-224-6312.

o BY MAIL If you wish to redeem shares of the Turner Funds, you should send us a letter with your name, Fund and account number and the amount of your request. All letters must be signed by the owner(s) of the account. All proceeds will be mailed or wired (depending on instructions given) to the address or instructions given to us when the account was established. If you would like the proceeds sent to either a different bank account or address, a signature guarantee is required.

o BY PHONE When filling out a New Account Application you are given the opportunity to establish telephone redemption privileges. If you elect to take advantage of this privilege you will be able to redeem shares of the Turner Funds by calling 1-800-224-6312 (option 3) and informing one of our representatives.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $2,500 in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account. Please call 1-800-224-6312 for information regarding banks that participate in the Systematic Withdrawal Plan.

P.O. BOX 219805, KANSAS CITY, MO 64121-9805

                                                                   PROSPECTUS 45

--------------------------------------------------------------------------------
                                 PURCHASING, SELLING AND EXCHANGING TURNER FUNDS
--------------------------------------------------------------------------------

SIGNATURE GUARANTEES

A signature guarantee is a widely accepted way to protect shareholders by verifying the signature in certain circumstances including, (1) written requests for redemptions in excess of $50,000; (2) all written requests to wire redemption proceeds to a bank other than the bank previously designated on the account application; and (3) redemption requests that provide that the redemption proceeds should be sent to an address other than the address of record or to a person other than the registered shareholder(s) for the account. Signature guarantees can be obtained from any of the following institutions: a national or state bank, a trust company, a federal savings and loan association, or a broker-dealer that is a member of a national securities exchange. A notarized signature is not sufficient.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

REDEMPTION FEE

As noted in the "Fund Fees and Expense" sections for the New Enterprise, Future Financial Services, New Energy & Power Technology, Healthcare & Biotechnology and Tax Managed U.S. Equity Funds, sales of Fund shares or exchanges out of these Funds may be subject to a 2% redemption fee. The fee will not be assessed against persons who hold their shares through a single qualified retirement plan or other omnibus account arrangement where the purchase and sale orders of a number of persons are aggregated before being communicated to the Fund. A Fund reserves the right nonetheless to impose the fee on these accounts when a pattern of trading in an account emerges that is harmful to the Fund.

In calculating whether a sale of Fund shares (including an exchange) is subject to a redemption fee, a shareholder's holdings will be viewed on a first in/first out basis. The means that, in determining whether any fee is due, the shareholder will be deemed to have sold the shares he or she acquired earliest. The fee will be calculated based on the current price of the shares as of the trade date of the sale or exchange. Dividends and capital gains are not subject to the redemption fee.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within three Business Days after they receive your request, but it may take up to seven days. Your proceeds can be wired to your bank account (subject to a $10 wire fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

EXCHANGING TURNER FUND SHARES

Class I Shares of each Fund may be exchanged for Class I Shares of another Fund and Class II Shares of each Fund may be exchanged for Class II Shares of another Fund, subject to any applicable limitations resulting from the closing of Funds to new investors.

When you exchange shares, you are selling your shares and buying other Fund shares. Your sale price and purchase price will be based on the NAV next calculated after we receive your exchange request.

You may exchange your shares on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

OTHER POLICIES

FOR CUSTOMERS OF FINANCIAL INSTITUTIONS

If you purchase, sell or exchange Fund shares through a financial institution (rather than directly from us), you may have to transmit your purchase, sale and exchange requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to us. For more information about how to purchase, sell or exchange Fund shares through your

                                                                  1-800-224-6312

46 PROSPECTUS

--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

financial institution, you should contact your financial institution directly. Your financial institution may charge transaction fees on purchase and/or sales of fund shares.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, we are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact business with us over the telephone, you will generally bear the risk of any loss.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the Funds' SAI.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum of $1,000, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCO) is the Distributor of the Funds. SIDCO receives no compensation for distributing the Funds' shares. CCM Securities Inc., a registered broker-dealer that is owned and operated by Turner Investment Partners, Inc., will serve as Distributor of the Funds effective October 1, 2001.

The Turner Small Cap Value, Turner Large Cap Value, Turner Midcap Growth, Turner Top 20, Turner New Energy & Power Technology, Turner Healthcare & Biotechnology, Turner Tax Managed U.S. Equity, Turner Ultra Short Duration Fixed Income Fund and Turner Short Duration Fixed Income Fund have adopted a Distribution and Shareholder Service Plan for their Class II Shares (the "Class II Plan"). Under the Class II Plan, a Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Distributor is entitled to receive aggregate fees not exceeding 0.75% of each Class II Fund's average daily net assets in return for providing a broad range of distribution services. Currently, the Distributor receives aggregate fees of 0.25% of each Class II Fund's average daily net assets. In addition, under the Class II Plan, the Distributor is entitled to receive aggregate fees not exceeding 0.25% of each Class II Fund's average daily net assets in return for providing a broad range of shareholder services. The performance of Class I and Class II Shares will differ due to differences in expenses.

DIVIDENDS AND DISTRIBUTIONS

The Turner Midcap Growth, Turner Small Cap Growth, Turner Micro Cap Growth, Turner Technology, Turner Top 20, Turner Global Top 40, Turner New Enterprise Fund, Turner Future Financial Services, Turner New Energy & Power Technology, Turner Healthcare & Biotechnology and Turner Tax Managed U.S. Equity Funds distribute their income annually as a dividend to shareholders. The Turner Large Cap Value, Turner Midcap Value and Turner Small Cap Value Funds distribute their income, if any, quarterly as a dividend to shareholders. The Turner Core Plus Fixed Income, Turner Core High Quality Fixed Income, Turner Ultra Short Duration Fixed Income and Turner Short Duration Fixed Income Funds declare their investment income daily and distribute it monthly as a dividend to shareholders.

The Funds make distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Summarized below are some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Income distributions

P.O. BOX 219805, KANSAS CITY, MO 64121-9805

                                                                   PROSPECTUS 47

--------------------------------------------------------------------------------
                                              DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Distributions you receive from a Fund may be taxable whether or not you reinvest them. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF FUND SHARES FOR SHARES OF ANOTHER TURNER FUND IS TREATED THE SAME AS A SALE.

The Turner Core Plus Fixed Income, Core High Quality Fixed Income, Ultra Short Duration Fixed Income and Short Duration Fixed Income Funds each expect to distribute primarily ordinary income distributions.

While the Turner Tax Managed U.S. Equity Fund seeks to minimize taxable distributions, it may not always achieve this goal. Income and capital gains distributions may vary from year to year as a result of the Fund's normal investment activities and cash flows.

Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities in the portfolio of the Turner Global Top 40 Fund. In addition, the Turner Global Top 40 Fund may be able to pass along a tax credit for foreign income taxes it pays. The Fund will provide you with the information necessary to reflect such foreign taxes paid on your income tax return if it makes this election.

More information about taxes is in the Funds' SAI.

                                                                  1-800-224-6312

48 PROSPECTUS

--------------------------------------------------------------------------------
TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The tables that follow present performance information about Class I and Class II Shares of the Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of each Fund's operation. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. The Financial Highlights for each period ended September 30 have been audited by Ernst & Young LLP, independent auditors whose report, along with each Fund's financial statements, appears in the annual report that accompanies our SAI. The Financial Highlights for the period ended March 31, 2001 are unaudited and appear in the in the Funds' semi-annual report. You can obtain the Turner Funds' semi-annual and annual report, which contains more performance information, at no charge by calling 1-800-224-6312.

TURNER MIDCAP GROWTH FUND - CLASS I SHARES

---------------------------------------------------------------------------------------------------------------------------
FOR THE PERIODS ENDED SEPTEMBER 30:                       2001*          2000         1999        1998         1997(1)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $46.52         $25.53      $13.87      $14.22       $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                             (0.06)         (0.10)      (0.06)      (0.07)       (0.03)
   Net Gains or Losses on Securities
      (both realized and unrealized)                       (21.91)         23.79       11.72        0.22         4.36
   Total From Investment Operations                        (21.97)         23.69       11.66        0.15         4.33
   LESS DISTRIBUTIONS
   Dividends (from net investment income)                      --             --          --          --           --
   Distributions (from capital gains)                       (3.07)         (2.70)         --       (0.50)       (0.11)
   Returns of Capital                                          --             --          --          --           --
   Total Distributions                                      (3.07)         (2.70)         --       (0.50)       (0.11)
   Net Asset Value, End of Period                          $21.48         $46.52      $25.53     $ 13.87       $14.22
TOTAL RETURN+                                              (49.38)%        97.35%      84.07%       1.24%       43.77%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                       $739,788     $1,203,756    $148,830     $24,582       $5,145
   Ratio of Expenses to Average Net Assets
      (including directed brokerage arrangements)            1.06%**        1.03%       1.03%       1.23%        1.25%**
   Ratio of Expenses to Average Net Assets
      (including waivers and reimbursements)                 1.10%**        1.07%       1.08%       1.34%        1.25%**
   Ratio of Net Income (Loss) to Average Net Assets         (0.80)%**      (0.72)%     (0.58)%     (0.79)%      (0.62)%**
   Ratio of Expenses to Average Net Assets
      (excluding waivers and reimbursements)                 1.10%**        1.07%       1.08%       1.73%        7.96%**
   Ratio of Net Investment Income (Loss) to Average
      Net Assets (excluding waivers and reimbursements)     (0.80)%**      (0.72)%     (0.58)%     (1.18)%     (7.33)%**
   Portfolio Turnover Rate                                 184.12%        306.97%     290.79%     304.29%      348.29%

*    INTERIM 6-MONTH 2001 FINANCIAL HIGHLIGHTS (UNAUDITED)

**   ANNUALIZED

+    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

(1)  COMMENCED OPERATIONS ON OCTOBER 1, 1996.

AMOUNTS DESIGNATED AS "__" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                                                   PROSPECTUS 49

--------------------------------------------------------------------------------
                                               TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

TURNER SMALL CAP GROWTH FUND - CLASS I SHARES

------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIODS ENDED SEPTEMBER 30
AND OCTOBER 31:                                 2001*          2000         1999         1998        1997      1996(1)      1995
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $44.79         $34.20       $21.49       $26.35      $23.13     $16.08      $10.90
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  (0.03)         (0.12)       (0.26)       (0.23)      (0.07)     (0.08)      (0.06)
   Net Gains or Losses on Securities
      (both realized and unrealized)            (16.19)         17.89        12.97        (4.19)       3.80       8.17        5.24
   Total From Investment Operations             (16.22)         17.77        12.71        (4.42)       3.73       8.09        5.18
LESS DISTRIBUTIONS
   Dividends (from net investment income)           --             --           --           --          --         --          --
   Distributions (from capital gains)           (10.47)         (7.18)          --        (0.25)      (0.51)     (1.04)         --
   Returns of Capital                               --             --           --        (0.19)         --         --          --
   Total Distributions                          (10.47)         (7.18)          --        (0.44)      (0.51)     (1.04)         --
   Net Asset Value, End of Period               $18.10         $44.79       $34.20       $21.49      $26.35     $23.13      $16.08
   TOTAL RETURN+                                (41.95)%        56.07%       59.14%      (16.90)%     16.64%     52.90%      47.52%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)            $282,980       $528,928     $254,077     $147,534    $153,462    $67,425     $13,072
   Ratio of Expenses to Average
      Net Assets (including directed
      brokerage arrangements)                     1.25%**        1.25%        1.25%        1.25%       1.24%      1.25%**     1.25%
   Ratio of Expenses to Average Net Assets
      (including waivers and reimbursements)      1.29%**        1.26%        1.27%        1.28%       1.24%      1.25%**     1.25%
   Ratio of Net Income (Loss) to
      Average Net Assets                         (0.98)%**      (0.94)%      (1.00)%      (0.99)%     (0.84)%    (0.88)%**   (0.68)%
   Ratio of Expenses to Average Net Assets
      (excluding waivers and reimbursements)      1.36%**        1.27%        1.31%        1.41%       1.33%      1.54%**     2.39%
   Ratio of Net Investment Income (Loss)
      to Average Net Assets (excluding
      waivers and reimbursements)                (1.05)%**      (0.95)%      (1.04)%      (1.12)%     (0.93)%    (1.17)%**   (1.82)%
   Portfolio Turnover Rate                       87.79%        203.01%      223.61%      167.73%     130.68%    149.00%     183.49%

*    INTERIM 6-MONTH 2001 FINANCIAL HIGHLIGHTS (UNAUDITED)

**   ANNUALIZED

+    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

(1) ON APRIL 19, 1996, THE BOARD OF TRUSTEES OF THE ADVISORS' INNER CIRCLE FUND VOTED TO APPROVE A TAX-FREE REORGANIZATION OF THE TURNER FUNDS. IN CONNECTION WITH THE REORGANIZATION, THE FUNDS CHANGED THEIR FISCAL YEAR END FROM OCTOBER 31 TO SEPTEMBER 30, EFFECTIVE SEPTEMBER 30, 1996.

AMOUNTS DESIGNATED AS "__" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

50 PROSPECTUS

--------------------------------------------------------------------------------
TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

TURNER MICRO CAP GROWTH FUND - CLASS I SHARES

----------------------------------------------------------------------------------------------------------------------
FOR THE PERIODS ENDED SEPTEMBER 30:                             2001*          2000            1999(1)        1998(2)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            $45.92          $21.09           $9.88         $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                  (0.06)          (0.18)          (0.05)         (0.04)
   Net Gains or Losses on Securities
      (both realized and unrealized)                             (8.23)          26.52           11.26          (0.08)
   Total From Investment Operations                              (8.29)          26.34           11.21          (0.12)
LESS DISTRIBUTIONS
   Dividends (from net investment income)                           --              --              --             --
   Distributions (from capital gains)                            (4.70)          (1.51)             --             --
   Returns of Capital                                               --              --              --             --
   Total Distributions                                           (4.70)          (1.51)             --             --
   Net Asset Value, End of Period                               $32.93          $45.92          $21.09          $9.88
TOTAL RETURN+                                                   (18.12)%        129.02%         113.46%         (1.20)%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                            $146,318        $187,107         $12,963         $2,843
   Ratio of Expenses to Average Net Assets
      (including directed brokerage arrangements)                 1.25%**         1.25%           0.90%          1.25%**
   Ratio of Expenses to Average Net Assets
      (including waivers and reimbursements)                      1.27%**         1.27%           0.90%          1.25%**
   Ratio of Net Income (Loss) to Average Net Assets              (0.45)%**       (0.81)%         (0.47)%        (0.64)%**
   Ratio of Expenses to Average Net Assets
      (excluding waivers and reimbursements)                      1.39%**         1.35%           2.86%          8.18%**
   Ratio of Net Investment Income (Loss) to Average Net Assets
      (excluding waivers and reimbursements)                     (0.57)%**       (0.89)%         (2.43)%        (7.57)%**
   Portfolio Turnover Rate                                       47.75%         179.08%         239.32%        128.53%

*    INTERIM 6-MONTH 2001 FINANCIAL HIGHLIGHTS (UNAUDITED)

**   ANNUALIZED

+    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

(1) ON JANUARY 25, 1999 SHAREHOLDERS OF THE ALPHA SELECT TURNER MICRO CAP GROWTH FUND (THE "FUNDS") APPROVED A TAX-FREE REORGANIZATION UNDER WHICH ALL ASSETS AND LIABILITIES OF THE FUND WERE TRANSFERRED TO THE TIP TURNER MICRO CAP GROWTH FUND.

(2)  COMMENCED OPERATIONS ON MARCH 1, 1998.

AMOUNTS DESIGNATED AS "__" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                                                   PROSPECTUS 51

--------------------------------------------------------------------------------
                                               TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

TURNER LARGE CAP VALUE FUND - CLASS I SHARES (1)

----------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED SEPTEMBER 30 AND OCTOBER 31:                2001*           2000            1999          1998(2)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            $12.44          $11.43           $9.21         $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                   0.05            0.08            0.13           0.15
   Net Gains or Losses on Securities
      (both realized and unrealized)                             (0.81)           2.06            2.27          (0.79)
   Total From Investment Operations                              (0.76)           2.14            2.40          (0.64)
LESS DISTRIBUTIONS
   Dividends (from net investment income)                        (0.05)          (0.09)          (0.13)         (0.15)
   Distributions (from capital gains)                            (0.62)          (1.04)          (0.05)            --
   Returns of Capital                                               --           (1.13)          (0.18)         (0.15)
   Total Distributions                                           (0.67)          (1.13)          (0.18)         (0.15)
   Net Asset Value, End of Period                               $11.01          $12.44          $11.43          $9.21
TOTAL RETURN+                                                    (6.46)%         19.84%          26.17%         (6.52)%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                              $4,705          $5,163          $2,725         $1,776
   Ratio of Expenses to Average Net Assets
      (including directed brokerage arrangements)                   --              --              --             --
   Ratio of Expenses to Average Net Assets
      (including waivers and reimbursements)                      0.95%**         0.95%           0.95%          0.95%**
   Ratio of Net Income (Loss) to Average Net Assets               0.84%**         0.75%           1.20%          1.82%**
   Ratio of Expenses to Average Net Assets
      (excluding waivers and reimbursements)                      3.62%**         3.98%           4.13%         11.40%**
   Ratio of Net Investment Income (Loss) to Average Net Assets
      (excluding waivers and reimbursements)                     (1.83)%**       (2.28)%         (1.98)%        (8.63)%**
   Portfolio Turnover Rate                                       75.34%         153.58%          92.26%         62.71%

*    INTERIM 6-MONTH 2001 FINANCIAL HIGHLIGHTS (UNAUDITED)

**   ANNUALIZED

+    RETURNS ARE FOR THE PERIODS INDICATED AND HAVE NOT BEEN ANNUALIZED.

(1) ON APRIL 30, 2001, SHAREHOLDERS OF THE CLOVER MAX CAP VALUE FUND APPROVED A CHANGE IN THE ADVISER FROM CLOVER CAPITAL MANAGEMENT, INC. TO TURNER INVESTMENT PARTNERS, INC., WITH CLOVER CAPITAL BECOMING THE FUND'S SUB-ADVISER. IN CONNECTION WITH THE CHANGE IN ADVISER THE FUND CHANGED ITS NAME TO THE TURNER LARGE CAP VALUE FUND EFFECTIVE MAY 1, 2001.

(2)  THE CLOVER MAX CAP VALUE FUND COMMENCED OPERATIONS ON OCTOBER 31, 1997.

AMOUNTS DESIGNATED AS "__" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

52 PROSPECTUS

--------------------------------------------------------------------------------
TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

TURNER MIDCAP VALUE FUND - CLASS I SHARES (1)

--------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIODS ENDED SEPTEMBER 30 AND OCTOBER 31:          2001*       2000        1999         1998       1997(2)      1996
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $14.23      $15.92      $15.85       $18.99      $16.20      $15.29
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                               0.02        0.05        0.21         0.15        0.18        0.19
   Net Gains or Losses on Securities
      (both realized and unrealized)                          0.78        1.79        0.74        (1.12)       3.54        2.15
   Total From Investment Operations                           0.80        1.84        0.95        (0.97)       3.72        2.34
LESS DISTRIBUTIONS
   Dividends (from net investment income)                    (0.02)      (0.07)      (0.21)       (0.15)      (0.18)      (0.22)
   Distributions (from capital gains)                           --       (3.46)      (0.67)       (2.02)      (0.75)      (1.21)
   Total Distributions                                       (0.02)      (3.53)      (0.88)       (2.17)      (0.93)      (1.43)
   Net Asset Value, End of Period                           $15.01      $14.23      $15.92       $15.85      $18.99      $16.20
TOTAL RETURN+                                                 5.61%      13.67%       6.13%       (6.00)%     23.86%      16.47%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                         $43,033     $45,657     $59,602      $90,806    $117,859     $85,050
   Ratio of Expenses to Average Net Assets
      (including waivers and reimbursements)                  1.10%**     1.10%       0.95%        1.10%       1.10%**     1.10%
   Ratio of Net Income (Loss) to Average Net Assets           0.24%**     0.34%       1.21%        0.82%       1.18%**     1.32%
   Ratio of Expenses to Average Net Assets
      (excluding waivers and reimbursements)                  1.16%**     1.11%       0.95%        1.12%       1.15%**     1.21%
   Ratio of Net Investment Income (Loss)
      to Average Net Assets (excluding waivers
      and reimbursements)                                     0.18%**     0.33%       1.21%        0.80%       1.13%**     1.21%
   Portfolio Turnover Rate                                   76.84%      90.15%      98.85%       42.10%      51.64%      51.36%

*    INTERIM 6-MONTH 2001 FINANCIAL HIGHLIGHTS (UNAUDITED)

**   ANNUALIZED

+    RETURNS ARE FOR THE PERIODS INDICATED AND HAVE NOT BEEN ANNUALIZED.

(1) ON APRIL 30, 2001, SHAREHOLDERS OF THE CLOVER EQUITY VALUE FUND APPROVED A CHANGE IN THE ADVISER FROM CLOVER CAPITAL MANAGEMENT, INC. TO TURNER INVESTMENT PARTNERS, INC., WITH CLOVER CAPITAL BECOMING THE FUND'S SUB-ADVISER. IN CONNECTION WITH THE CHANGE IN ADVISER THE FUND CHANGED ITS NAME TO THE TURNER MIDCAP VALUE FUND EFFECTIVE MAY 1, 2001.

(2) ON JUNE 25, 1997 THE BOARD OF TRUSTEES OF THE FUND APPROVED A CHANGE IN THE FUND'S FISCAL YEAR END FROM OCTOBER 31 TO SEPTEMBER 30, EFFECTIVE SEPTEMBER 30, 1997.

AMOUNTS DESIGNATED AS "__" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                                                   PROSPECTUS 53

--------------------------------------------------------------------------------
                                               TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

TURNER SMALL CAP VALUE FUND - CLASS I SHARES (1)

--------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIODS ENDED SEPTEMBER 30 AND OCTOBER 31:           2001*       2000        1999         1998       1997(2)      1996(3)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $16.36      $13.71      $11.49       $15.94      $10.87      $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                              (0.00)      (0.02)      (0.01)       (0.06)      (0.04)       0.02
   Net Gains or Losses on Securities
      (both realized and unrealized)                          1.62        3.91        2.48        (3.22)       5.24        0.88
   Total From Investment Operations                           1.62        3.89        2.47        (3.28)       5.20        0.90
LESS DISTRIBUTIONS
   Dividends (from net investment income)                       --          --          --           --          --       (0.03)
   Distributions (from capital gains)                        (1.39)      (1.24)      (0.25)       (1.17)      (0.13)         --
   Total Distributions                                       (1.39)      (1.24)      (0.25)       (1.17)      (0.13)      (0.03)
   Net Asset Value, End of Period                           $16.59      $16.36      $13.71       $11.49      $15.94      $10.87
TOTAL RETURN+                                                11.20%      29.59%      21.82%      (21.25)%     48.23%       8.97%
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                         $44,653     $36,254     $16,494      $15,662     $15,279      $4,495
   Ratio of Expenses to Average Net Assets
      (including waivers and reimbursements)                  1.31%**     1.40%       1.40%        1.40%       1.40%**     1.40%**
   Ratio of Net Income (Loss) to Average Net Assets          (0.00)%**   (0.11)%     (0.10)%      (0.50)%     (0.64)%**   (0.03)%**
   Ratio of Expenses to Average Net Assets
      (excluding waivers and reimbursements)                  1.31%**     1.47%       1.72%        1.84%       2.43%**     5.29%**
   Ratio of Net Investment Income (Loss)
      to Average Net Assets (excluding waivers)              (0.00)%**   (0.18)%     (0.42)%      (0.94)%     (1.67)%**   (3.92)%**
   Portfolio Turnover Rate                                   58.07%      85.80%      79.93%       70.02%      59.03%      14.17%

*    INTERIM 6-MONTH 2001 FINANCIAL HIGHLIGHTS (UNAUDITED)

**   ANNUALIZED

+    RETURNS ARE FOR THE PERIODS INDICATED AND HAVE NOT BEEN ANNUALIZED.

(1) ON APRIL 30, 2001, SHAREHOLDERS OF THE CLOVER SMALL CAP VALUE FUND APPROVED A CHANGE IN THE ADVISER FROM CLOVER CAPITAL MANAGEMENT, INC. TO TURNER INVESTMENT PARTNERS, INC., WITH CLOVER CAPITAL BECOMING THE FUND'S SUB-ADVISER. IN CONNECTION WITH THE CHANGE IN ADVISER THE FUND CHANGED ITS NAME TO THE TURNER SMALL CAP VALUE FUND EFFECTIVE MAY 1, 2001.

(2) ON JUNE 25, 1997 THE BOARD OF TRUSTEES OF THE FUND APPROVED A CHANGE IN THE FUND'S FISCAL YEAR END FROM OCTOBER 31 TO SEPTEMBER 30, EFFECTIVE SEPTEMBER 30, 1997.

(3)  THE CLOVER SMALL CAP VALUE FUND COMMENCED OPERATIONS ON FEBRUARY 28, 1996.

AMOUNTS DESIGNATED AS "__" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

54 PROSPECTUS

--------------------------------------------------------------------------------
TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

TURNER TECHNOLOGY FUND - CLASS I SHARES

------------------------------------------------------------------------------------------------------------
FOR THE PERIODS ENDED SEPTEMBER 30:                             2001*           2000           1999(1)
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            $32.69          $14.06          $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                  (0.09)          (0.16)          (0.02)
   Net Gains or Losses on Securities
   (both realized and unrealized)                               (21.00)          20.33            4.08
   Total From Investment Operations                             (21.09)          20.17            4.06
LESS DISTRIBUTIONS
   Dividends (from net investment income)                           --              --              --
   Distributions (from capital gains)                            (4.24)          (1.54)             --
   Total Distributions                                           (4.24)          (1.54)             --
   Net Asset Value, End of Period                                $7.36          $32.69          $14.06
TOTAL RETURN+                                                   (71.52)%        149.35%          40.60%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                             $41,883        $169,353          $8,296
   Ratio of Expenses to Average Net Assets
      (including directed brokerage arrangements)                 1.34%**         1.35%           1.35%**
   Ratio of Expenses to Average Net Assets
      (including waivers and reimbursements)                      1.43%**         1.50%           1.35%**
   Ratio of Net Income (Loss) to Average Net Assets              (1.32)%**       (1.25)%         (0.87)%**
   Ratio of Expenses to Average Net Assets
      (excluding waivers and reimbursements)                      1.65%**         1.67%           3.89%**
   Ratio of Net Investment Income (Loss) to
   Average Net Assets
      (excluding waivers and reimbursements)                     (1.54)%**       (1.42)%         (3.41)%**
   Portfolio Turnover Rate                                      426.46%       1,340.92%         317.32%

*    INTERIM 6-MONTH 2001 FINANCIAL HIGHLIGHTS (UNAUDITED)

**   ANNUALIZED

+    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

(1)  COMMENCED OPERATIONS ON JUNE 30, 1999.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                                                   PROSPECTUS 55

--------------------------------------------------------------------------------
                                               TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

TURNER TOP 20 FUND - CLASS I SHARES

------------------------------------------------------------------------------------------------------------
FOR THE PERIODS ENDED SEPTEMBER 30:                             2001*            2000           1999(1)
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            $24.74          $13.99          $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                  (0.06)          (0.11)          (0.02)
   Net Gains or Losses on Securities
   (both realized and unrealized)                               (13.25)          13.06            4.01
   Total From Investment Operations                             (13.31)          12.95            3.99
LESS DISTRIBUTIONS
   Dividends (from net investment income)                           --              --              --
   Distributions (from capital gains)                            (3.93)          (2.20)             --
   Total Distributions                                           (3.93)          (2.20)             --
   Net Asset Value, End of Period                                $7.50          $24.74          $13.99
TOTAL RETURN+                                                   (61.45)%         98.58%          39.90%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                             $76,550        $246,621         $16,112
   Ratio of Expenses to Average Net Assets
      (including directed brokerage arrangements)                 1.15%**         1.26%           1.35%**
   Ratio of Expenses to Average Net Assets
      (including waivers and reimbursements)                      1.37%**         1.52%           1.35%**
   Ratio of Net Income (Loss) to Average Net Assets              (1.02)%**       (1.16)%         (0.87)%**
   Ratio of Expenses to Average Net Assets
      (excluding waivers and reimbursements)                      1.37%**         1.62%           2.55%**
   Ratio of Net Investment Income (Loss) to
   Average Net Assets
      (excluding waivers and reimbursements)                     (1.02)%**       (1.26)%         (2.07)%**
   Portfolio Turnover Rate                                      669.37%       1,590.94%         369.11%

*    INTERIM 6-MONTH 2001 FINANCIAL HIGHLIGHTS (UNAUDITED)

**   ANNUALIZED

+    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

(1)  COMMENCED OPERATIONS ON JUNE 30, 1999.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

56 PROSPECTUS

--------------------------------------------------------------------------------
TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

TURNER GLOBAL TOP 40 FUND - CLASS I SHARES

------------------------------------------------------------------------------------------------------------
FOR THE PERIODS ENDED SEPTEMBER 30:                                           2001*          2000(1)
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                             $9.37          $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                                  (0.03)          (0.01)
   Net Gains or Losses on Securities (both realized and unrealized)              (5.06)          (0.62)
   Total From Investment Operations                                              (5.09)          (0.63)
LESS DISTRIBUTIONS
   Dividends (from net investment income)                                           --              --
   Distributions (from capital gains)                                               --              --
   Total Distributions                                                              --              --
   Net Asset Value, End of Period                                                $4.28           $9.37
TOTAL RETURN+                                                                   (54.32)%         (6.30)%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                                              $5,449         $12,080
   Ratio of Expenses to Average Net Assets
      (including directed brokerage arrangements)                                 1.40%**         1.40%**
   Ratio of Expenses to Average Net Assets
      (including waivers and reimbursements)                                      1.85%**         1.40%**
   Ratio of Net Income (Loss) to Average Net Assets                              (1.39)%**       (0.48)%**
   Ratio of Expenses to Average Net Assets
      (excluding waivers and reimbursements)                                      2.27%**         2.02%**
   Ratio of Net Investment Income (Loss) to Average Net Assets
      (excluding waivers and reimbursements)                                     (1.81)%**       (1.10)%**
   Portfolio Turnover Rate                                                      651.12%         285.98%

*    INTERIM 6-MONTH 2001 FINANCIAL HIGHLIGHTS (UNAUDITED)

**   ANNUALIZED

+    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

(1) COMMENCED OPERATIONS ON JUNE 30, 2000. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                                                   PROSPECTUS 57

--------------------------------------------------------------------------------
                                               TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

TURNER NEW ENTERPRISE FUND - CLASS I SHARES (1)

------------------------------------------------------------------------------------------------------------
FOR THE PERIODS ENDED SEPTEMBER 30:                                            2001*          2000(2)
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                            $12.52          $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                                  (0.07)          (0.01)
   Net Gains or Losses on Securities (both realized and unrealized)              (8.06)           2.53
   Total From Investment Operations                                              (8.13)           2.52
LESS DISTRIBUTIONS
   Dividends (from net investment income)                                           --              --
   Distributions (from capital gains)                                               --              --
   Total Distributions                                                              --              --
   Net Asset Value, End of Period                                                 4.39%         $12.52
TOTAL RETURN+                                                                   (64.94)%         25.20%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                                              $3,316         $13,750
   Ratio of Expenses to Average Net Assets
      (including directed brokerage arrangements)                                 1.35%**         1.35%**
   Ratio of Expenses to Average Net Assets
      (including waivers and reimbursements)                                      1.65%**         1.35%**
   Ratio of Net Income (Loss) to Average Net Assets                              (1.38)%**       (0.83)%**
   Ratio of Expenses to Average Net Assets
      (excluding waivers and reimbursements)                                      2.73%**         2.87%**
   Ratio of Net Investment Income (Loss) to Average Net Assets
      (excluding waivers and reimbursements)                                     (2.46)%**       (2.35)%**
   Portfolio Turnover Rate                                                      434.59%          83.02%

*    INTERIM 6-MONTH 2001 FINANCIAL HIGHLIGHTS (UNAUDITED)

**   ANNUALIZED

+    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

(1) ON MAY 18, 2001, THE BOARD OF TRUSTEES OF TURNER FUNDS (FORMERLY TIP FUNDS) APPROVED RESOLUTIONS TO CHANGE THE NAME OF THE B2B E-COMMERCE FUND TO THE NEW ENTERPRISE FUND AND TO CHANGE A NON-FUNDAMENTAL INVESTMENT POLICY OF THE FUND TO BE CONSISTENT WITH THE NEW ENTERPRISE FUND'S INVESTMENT OBJECTIVES.

(2) COMMENCED OPERATIONS ON JUNE 30, 2000. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

58 PROSPECTUS

--------------------------------------------------------------------------------
TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

TURNER FUTURE FINANCIAL SERVICES FUND - CLASS I SHARES(2)

----------------------------------------------------------------------------------------------------------------------
FOR THE PERIODS ENDED SEPTEMBER 30:                              2001*           2000            1999          1998(1)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            $11.16          $10.74          $10.50         $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                   0.05            0.20            0.23           0.07
   Net Gains or Losses on Securities
   (both realized and unrealized)                                (0.28)           1.05            0.79           0.64
   Total From Investment Operations                              (0.23)           1.25            1.02           0.71
LESS DISTRIBUTIONS
   Dividends (from net investment income)                        (0.13)          (0.31)          (0.09)         (0.01)
   Distributions (from capital gains)                               --           (0.52)          (0.69)         (0.20)
   Returns of Capital                                               --              --              --             --
   Total Distributions                                           (0.13)          (0.83)          (0.78)         (0.21)
   Net Asset Value, End of Period                               $10.80          $11.16          $10.74         $10.50
TOTAL RETURN+                                                    (2.19)%         12.86%           9.62%          6.81%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                                $292            $392            $305           $703
   Ratio of Expenses to Average Net Assets
      (including directed brokerage arrangements)                 1.40%**         1.40%           1.40%          1.40%
   Ratio of Expenses to Average Net Assets
      (including waivers and reimbursements)                      1.40%**         1.40%           1.40%          1.40%**
   Ratio of Net Income (Loss) to Average Net Assets               1.10%**         2.00%           1.17%          0.68%**
   Ratio of Expenses to Average Net Assets
      (excluding waivers and reimbursements)                     35.65%**        41.09%          14.54%         29.22%**
   Ratio of Net Investment Income (Loss) to
   Average Net Assets
      (excluding waivers and reimbursements)                    (33.15)%**      (37.69)%        (11.97)%       (27.14)%**
   Portfolio Turnover Rate                                      172.97%          49.67%         114.10%        174.80%

*    INTERIM 6-MONTH 2001 FINANCIAL HIGHLIGHTS (UNAUDITED)

**   ANNUALIZED

+    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

(1)  COMMENCED OPERATIONS ON OCTOBER 20, 1997.

(2) ON JANUARY 12, 2001, SHAREHOLDERS OF THE PENN CAPITAL SELECT FINANCIAL SERVICES FUND APPROVED A CHANGE IN THE ADVISER FROM PENN CAPITAL MANAGEMENT COMPANY, INC. TO TURNER INVESTMENT PARTNERS, INC. IN CONNECTION WITH THE CHANGE IN ADVISER, THE FUND CHANGED ITS NAME TO THE TURNER FUTURE FINANCIAL SERVICES FUND.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                                                   PROSPECTUS 59

--------------------------------------------------------------------------------
                                               TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

TURNER NEW ENERGY & POWER TECHNOLOGY FUND - CLASS II SHARES(1)

--------------------------------------------------------------------------------
FOR THE PERIODS ENDED SEPTEMBER 30:                                    2001*
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                           --
   Net Gains or Losses on Securities (both realized and unrealized)    (0.29)
   Total From Investment Operations                                    (0.29)
LESS DISTRIBUTIONS
   Dividends (from net investment income)                                 --
   Distributions (from capital gains)                                     --
   Total Distributions                                                    --
   Net Asset Value, End of Period                                      $9.71
TOTAL RETURN+                                                          (2.90)%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                                      $782
   Ratio of Expenses to Average Net Assets
      (including directed brokerage arrangements)                       1.50%**
   Ratio of Expenses to Average Net Assets
      (including waivers and
   reimbursements)                                                      1.50%**
   Ratio of Net Income (Loss) to Average Net Assets                     0.08%**
   Ratio of Expenses to Average Net Assets
      (excluding waivers and reimbursements)                           21.25%**
   Ratio of Net Investment Income (Loss) to Average Net Assets
      (excluding waivers and reimbursements)                          (19.67)%**
   Portfolio Turnover Rate                                             73.14%

*    INTERIM 6-MONTH 2001 FINANCIAL HIGHLIGHTS (UNAUDITED)

**   ANNUALIZED

+    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

(1) COMMENCED OPERATIONS FEBRUARY 28, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

60 PROSPECTUS

--------------------------------------------------------------------------------
TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

TURNER HEALTHCARE & BIOTECHNOLOGY FUND - CLASS II SHARES(1)

--------------------------------------------------------------------------------
FOR THE PERIODS ENDED SEPTEMBER 30:                                    2001*
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                         0.01
   Net Gains or Losses on Securities (both realized and unrealized)    (0.52)
   Total From Investment Operations                                    (0.51)
LESS DISTRIBUTIONS
   Dividends (from net investment income)                                 --
   Distributions (from capital gains)                                     --
   Total Distributions                                                    --
   Net Asset Value, End of Period                                      $9.49
TOTAL RETURN+                                                          (5.10)%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                                      $395
   Ratio of Expenses to Average Net Assets
      (including directed brokerage arrangements)                       1.50%**
   Ratio of Expenses to Average Net Assets
      (including waivers and
   reimbursements)                                                      1.50%**
    Ratio of Net Income (Loss) to Average Net Assets                    1.11%**
   Ratio of Expenses to Average Net Assets
      (excluding waivers and reimbursements)                           40.85%**
   Ratio of Net Investment Income (Loss) to Average Net Assets
      (excluding waivers and reimbursements)                          (38.24)%**
   Portfolio Turnover Rate                                             18.62%

*    INTERIM 6-MONTH 2001 FINANCIAL HIGHLIGHTS (UNAUDITED)

**   ANNUALIZED

+    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

(1) COMMENCED OPERATIONS FEBRUARY 28, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                                                   PROSPECTUS 61

--------------------------------------------------------------------------------
                                               TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

TURNER TAX MANAGED U.S. EQUITY FUND - CLASS II SHARES(1)

--------------------------------------------------------------------------------
FOR THE PERIODS ENDED SEPTEMBER 30:                                     2001*
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                           --
   Net Gains or Losses on Securities (both realized and unrealized)    (0.93)
   Total From Investment Operations                                    (0.93)
LESS DISTRIBUTIONS
   Dividends (from net investment income)                                 --
   Distributions (from capital gains)                                     --
   Total Distributions                                                    --
   Net Asset Value, End of Period                                      $9.07
TOTAL RETURN+                                                          (9.30)%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                                      $108
   Ratio of Expenses to Average Net Assets
      (including directed brokerage arrangements)                       1.25%**
   Ratio of Expenses to Average Net Assets
      (including waivers and
   reimbursements)                                                      1.25%**
   Ratio of Net Income (Loss) to Average Net Assets                    (0.17)%**
   Ratio of Expenses to Average Net Assets
      (excluding waivers and reimbursements)                          138.91%**
   Ratio of Net Investment Income (Loss) to Average Net Assets
      (excluding waivers and reimbursements)                         (137.83)%**
   Portfolio Turnover Rate                                             97.17%

*    INTERIM 6-MONTH 2001 FINANCIAL HIGHLIGHTS (UNAUDITED)

**   ANNUALIZED

+    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

(1) COMMENCED OPERATIONS FEBRUARY 28, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

62 PROSPECTUS

--------------------------------------------------------------------------------
TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

TURNER CORE PLUS FIXED INCOME FUND - CLASS I SHARES

--------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:             2001*       2000        1999         1998       1997(1)      1996
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $9.62       $9.50      $10.41        $9.92       $9.85       $9.89
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                      0.02        0.54        0.53         0.57        0.54        0.59
   Net Gains or Losses on Securities
      (both realized and unrealized)                          0.41        0.12       (0.71)        0.51        0.16        0.01
   Total From Investment Operations                           0.43        0.66       (0.18)        1.08        0.70        0.60
LESS DISTRIBUTIONS
   Dividends (from net investment income)                    (0.03)      (0.54)      (0.53)       (0.57)      (0.54)      (0.59)
   Distributions (from capital gains)                           --          --       (0.20)       (0.02)      (0.09)      (0.05)
   Total Distributions                                       (0.03)      (0.54)      (0.73)       (0.59)      (0.63)      (0.64)
   Net Asset Value, End of Period                           $10.02       $9.62       $9.50       $10.41       $9.92       $9.85
TOTAL RETURN+                                                 7.06%       7.21%      (1.78)%      11.32%       7.43%       6.26%
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                         $33,755     $31,486     $32,729      $33,375     $23,677     $19,731
   Ratio of Net Expenses to Average Net Assets                0.75%**     0.75%       0.75%        0.75%       0.75%**     0.80%
   Ratio of Net Investment Income to Average Net Assets       5.54%**     5.72%       5.40%        5.67%       6.03%**     6.00%
   Ratio of Expenses to Average Net Assets
      (excluding waivers and reimbursements)                  0.98%**     1.02%       0.97%        0.99%       1.02%**     1.11%
   Ratio of Net Investment Income (Loss) to
      Average Net Assets (excluding waivers
      and reimbursements)                                     5.31%**     5.45%       5.18%        5.43%       5.76%**     5.69%
   Portfolio Turnover Rate                                   12.34%      42.40%      28.47%       27.07%      11.83%      24.52%

*    INTERIM 6-MONTH 2001 FINANCIAL HIGHLIGHTS (UNAUDITED)

**   ANNUALIZED

+    RETURNS ARE FOR THE PERIODS INDICATED AND HAVE NOT BEEN ANNUALIZED.

(1) ON APRIL 30, 2001, SHAREHOLDERS OF THE CLOVER FIXED INCOME FUND APPROVED A CHANGE IN THE ADVISER FROM CLOVER CAPITAL MANAGEMENT, INC. TO TURNER INVESTMENT PARTNERS, INC. WITH CLOVER CAPITAL BECOMING THE FUND'S SUB-ADVISER. IN CONNECTION WITH THE CHANGE IN ADVISER THE FUND CHANGED ITS NAME TO THE TURNER CORE PLUS FIXED INCOME FUND, EFFECTIVE MAY 1, 2001.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                                                   PROSPECTUS 63

--------------------------------------------------------------------------------
                                               TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

TURNER CORE HIGH QUALITY FIXED INCOME FUND

------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:                 2001*           2000           1999(1)
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $9.98           $9.91          $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                          0.31            0.59            0.14
   Net Gains or Losses on Securities
      (both realized and unrealized)                              0.41            0.07           (0.09)
   Total From Investment Operations                               0.72            0.66            0.05
LESS DISTRIBUTIONS
   Dividends (from net investment income)                        (0.31)          (0.59)          (0.14)
   Distributions (from capital gains)                               --              --              --
   Total Distributions                                           (0.31)          (0.59)          (0.14)
   Net Asset Value, End of Period                               $10.39           $9.98           $9.91
TOTAL RETURN+                                                     7.26%           6.97%           0.48%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                             $14,736         $13,975         $10,009
   Ratio of Net Expenses to Average Net Assets                    0.45%           0.45%           0.45%*
   Ratio of Net Investment Income to Average Net Assets           6.07%           6.07%           5.67%*
   Ratio of Expenses to Average Net Assets
      (excluding waivers and reimbursements)                      1.41%           1.46%           1.99%*
   Ratio of Net Investment Income (Loss) to
      Average Net Assets (excluding waivers
      and reimbursements)                                         5.11%           5.06%           4.13%*
   Portfolio Turnover Rate                                      101.12%         183.50%          39.70%

*    INTERIM 6-MONTH 2001 FINANCIAL HIGHLIGHTS (UNAUDITED)

**   ANNUALIZED

+    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

(1) ON MAY 24, 1999 SHAREHOLDERS OF THE ALPHA SELECT TURNER SHORT DURATION GOVERNMENT FUNDS-ONE YEAR PORTFOLIO (THE "FUND") APPROVED A TAX-FREE REORGANIZATION UNDER WHICH ALL ASSETS AND LIABILITIES OF THE FUND WERE TRANSFERRED TO THE TURNER SHORT DURATION GOVERNMENT FUNDS-ONE YEAR PORTFOLIO.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

64 PROSPECTUS

--------------------------------------------------------------------------------
TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

TURNER ULTRA SHORT DURATION FIXED INCOME FUND - CLASS I SHARES

---------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH
PERIOD:                                         2001*          2000        1999(1)      1998(2)     1998(3)      1997      1996
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $10.05         $10.05       $10.09       $10.08      $10.06     $10.03      $9.99
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                          0.31           0.61         0.54         0.35        0.60       0.60       0.64
   Net Gains or Losses on Securities
      (both realized and unrealized)              0.08           0.01        (0.02)          --        0.02       0.03       0.05
   Total From Investment Operations               0.39           0.62         0.52         0.35        0.62       0.63       0.69
LESS DISTRIBUTIONS
   Dividends (from net investment income)        (0.30)         (0.62)       (0.56)       (0.33)      (0.60)     (0.60)     (0.65)
   Distributions (from capital gains)               --             --           --        (0.01)         --         --         --
   Total Distributions                           (0.30)         (0.62)       (0.56)       (0.34)      (0.60)     (0.60)     (0.65)
   Net Asset Value, End of Period               $10.14         $10.05       $10.05       $10.09      $10.08     $10.06     $10.03
   TOTAL RETURN+                                  3.94%          6.34%        5.34%        3.50%       6.34%      6.32%      7.09%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)             $26,536        $30,365       $3,207         $991      $1,195       $864       $398
   Ratio of Net Expenses to Average Net Assets    0.36%**        0.36%        0.00%        0.00%**     0.00%      0.00%      0.00%
   Ratio of Net Investment Income to Average
   Net Assets                                     6.13%**        6.15%        5.50%        5.88%**     5.97%      5.91%      6.46%
   Ratio of Expenses to Average Net Assets
      (excluding waivers and reimbursements)      0.91%**        1.25%        6.53%       10.83%**     8.83%     10.25%     16.47%
   Ratio of Net Investment Income (Loss) to
   Average Net Assets
      (excluding waivers and reimbursements)      5.58%**        5.26%       (1.03)%      (4.95)%**   (2.86)%    (4.34)%   (10.01)%
   Portfolio Turnover Rate                      176.13%        294.54%      154.33%       96.56%      68.80%     81.82%        --

*    INTERIM 6-MONTH 2001 FINANCIAL HIGHLIGHTS (UNAUDITED)

**   ANNUALIZED

+    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

(1) ON MAY 24, 1999 SHAREHOLDERS OF THE ALPHA SELECT TURNER SHORT DURATION GOVERNMENT FUNDS-ONE YEAR PORTFOLIO (THE "FUND") APPROVED A TAX-FREE REORGANIZATION UNDER WHICH ALL ASSETS AND LIABILITIES OF THE FUND WERE TRANSFERRED TO THE TURNER SHORT DURATION GOVERNMENT FUNDS-ONE YEAR PORTFOLIO.

(2) ON NOVEMBER 10, 1997 THE BOARD OF TRUSTEES OF TIP INSTITUTIONAL FUNDS (FORMERLY, THE SOLON FUNDS) APPROVED A CHANGE IN THE TURNER SHORT DURATION GOVERNMENT FUNDS THREE YEAR AND ONE YEAR PORTFOLIOS' YEAR END FROM FEBRUARY 28 TO SEPTEMBER 30, EFFECTIVE MARCH 1, 1998.

(3) ON JANUARY 22, 1998, SHAREHOLDERS OF BOTH THE THREE YEAR AND ONE YEAR FUNDS APPROVED A CHANGE IN THE ADVISOR FROM SOLON ASSET MANAGEMENT, L.P. TO TURNER INVESTMENT PARTNERS, INC.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                                                  PROSPECTUS  65

--------------------------------------------------------------------------------
                                               TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

TURNER ULTRA SHORT DURATION FIXED INCOME FUND - CLASS II SHARES

-----------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:                  2001*           2000           1999(1)        1998(2)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $10.09         $10.10          $10.11         $10.08
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                           0.25           0.57            0.47           0.30
   Net Gains or Losses on Securities
      (both realized and unrealized)                               0.13           0.02            0.02           0.03
   Total From Investment Operations                                0.38           0.59            0.49           0.33
LESS DISTRIBUTIONS
   Dividends (from net investment income)                         (0.29)         (0.60)          (0.50)         (0.30)
   Distributions (from capital gains)                                --             --              --             --
   Total Distributions                                            (0.29)         (0.60)          (0.50)         (0.30)
   Net Asset Value, End of Period                                $10.18         $10.09          $10.10         $10.11
TOTAL RETURN+                                                     3.81%           6.00%           5.00%          3.26%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                               $5,903         $8,934          $3,155             --
   Ratio of Net Expenses to Average Net Assets                     0.61%**        0.61%           0.23%          0.25%**
   Ratio of Net Investment Income to Average Net Assets            5.88%**        5.72%           5.13%          5.63%**
   Ratio of Expenses to Average Net Assets
      (excluding waivers and reimbursements)                       1.19%**        1.48%           6.76%         11.08%**
   Ratio of Net Investment Income (Loss) to Average Net Assets
      (excluding waivers and reimbursements)                       5.30%**        4.85%          (1.40)%        (5.20)%**
   Portfolio Turnover Rate                                       176.13%        294.54%         154.33%         96.56%

*    INTERIM 6-MONTH 2001 FINANCIAL HIGHLIGHTS (UNAUDITED)

**   ANNUALIZED

+    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

(1) ON MAY 24, 1999 SHAREHOLDERS OF THE ALPHA SELECT TURNER SHORT DURATION GOVERNMENT FUNDS-ONE YEAR PORTFOLIO (THE "FUND") APPROVED A TAX-FREE REORGANIZATION UNDER WHICH ALL ASSETS AND LIABILITIES OF THE FUND WERE TRANSFERRED TO THE TURNER SHORT DURATION GOVERNMENT FUNDS-ONE YEAR PORTFOLIO.

(2)  COMMENCED OPERATIONS ON FEBRUARY 27, 1998

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

66 PROSPECTUS

--------------------------------------------------------------------------------
TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

TURNER SHORT DURATION FIXED INCOME FUND - CLASS I SHARES

----------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH
PERIOD:                                         2001*          2000        1999(1)      1998(2)     1998(3)      1997       1996
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $9.82          $9.84       $10.25       $10.10      $10.00     $10.04       $9.80
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                          0.30           0.58         0.55         0.35        0.59       0.58        0.60
   Net Gains or Losses on Securities
      (both realized and unrealized)              0.20          (0.01)       (0.27)        0.15        0.10      (0.01)       0.23
   Total From Investment Operations               0.50           0.57         0.28         0.50        0.69       0.57        0.83
LESS DISTRIBUTIONS
   Dividends (from net investment income)        (0.30)         (0.59)       (0.55)       (0.34)      (0.59)     (0.59)      (0.59)
   Distributions (from capital gains)               --             --        (0.14)       (0.01)         --      (0.02)         --
   Total Distributions                           (0.30)         (0.59)       (0.69)       (0.35)      (0.59)     (0.61)      (0.59)
   Net Asset Value, End of Period               $10.02          $9.82        $9.84       $10.25      $10.10     $10.00      $10.04
TOTAL RETURN+                                     5.13%          6.00%        2.89%        5.09%       7.07%      5.45%       8.73%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)             $48,973        $42,092      $38,687      $12,015     $15,544    $17,809     $11,027
   Ratio of Net Expenses to Average
   Net Assets                                     0.36%**        0.36%        0.24%        0.24%**     0.24%      0.24%       0.24%
   Ratio of Net Investment Income to
   Average Net Assets                             6.13%**        5.94%        6.21%        5.84%**     5.85%      5.80%       6.18%
   Ratio of Expenses to Average Net Assets
      (excluding waivers and reimbursements)      0.76%**        0.74%        1.31%        1.49%**     1.21%      1.21%       1.45%
   Ratio of Net Investment Income (Loss) to
      Average Net Assets (excluding waivers
      and reimbursements)                         5.73%**        5.56%        5.14%       4.59%**      4.88%      4.83%       4.97%
   Interest Expense                                 --             --           --           --          --       0.02%       0.12%
   Average Debt Per Share During the Period(4)      --             --           --           --          --      $0.04       $0.28
   Average Debt Outstanding During the Period(5)    --             --           --           --          --    $56,238    $256,115
   Ratio of Net Average Shares Outstanding
      During the Period                             --             --           --           --          --  1,320,830     901,238
   Portfolio Turnover Rate                      109.62%        223.73%      257.98%      121.63%     197.03%    279.00%     251.00%

*    INTERIM 6-MONTH 2001 FINANCIAL HIGHLIGHTS (UNAUDITED)

**   ANNUALIZED

+    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

(1) ON JANUARY 25, 1999 SHAREHOLDERS OF THE ALPHA SELECT TURNER SHORT DURATION GOVERNMENT FUNDS-THREE YEAR PORTFOLIO (THE "FUNDS") APPROVED A TAX-FREE REORGANIZATION UNDER WHICH ALL ASSETS AND LIABILITIES OF THE FUND WERE TRANSFERRED TO THE TIP TURNER SHORT DURATION GOVERNMENT FUNDS-THREE YEAR PORTFOLIO.

(2) ON NOVEMBER 10, 1997 THE BOARD OF TRUSTEES OF TIP INSTITUTIONAL FUNDS (FORMERLY, THE SOLON FUNDS) APPROVED A CHANGE IN THE TURNER SHORT DURATION GOVERNMENT FUNDS THREE YEAR AND ONE YEAR PORTFOLIOS' YEAR END FROM FEBRUARY 28 TO SEPTEMBER 30, EFFECTIVE MARCH 1, 1998.

(3) ON JANUARY 22, 1998, SHAREHOLDERS OF BOTH THE THREE YEAR AND ONE YEAR FUNDS APPROVED A CHANGE IN THE ADVISOR FROM SOLON ASSET MANAGEMENT, L.P. TO TURNER INVESTMENT PARTNERS, INC.

(4)  AVERAGE BASED UPON AMOUNTS OUTSTANDING AT EACH MONTH END.

(5)  THERE WAS NO DEBT OUTSTANDING AT THE END OF ANY PERIOD PRESENTED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                                                   PROSPECTUS 67

--------------------------------------------------------------------------------
                                               TURNER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

TURNER SHORT DURATION FIXED INCOME FUND - CLASS II SHARES

-------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:                 2001*           2000           1999(1)
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $9.78           $9.80           $9.95
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                          0.29            0.58            0.68
   Net Gains or Losses on Securities
      (both realized and unrealized)                              0.20           (0.02)          (0.13)
   Total From Investment Operations                               0.49            0.56            0.55
LESS DISTRIBUTIONS
   Dividends (from net investment income)                        (0.28)          (0.58)          (0.70)
   Distributions (from capital gains)                               --              --              --
   Total Distributions                                           (0.28)          (0.58)          (0.70)
   Net Asset Value, End of Period                                $9.99           $9.78           $9.80
TOTAL RETURN+                                                     5.12%           5.92%           5.64%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000)                              $8,120          $6,479             $87
   Ratio of Expenses to Average Net Assets                        0.61%**         0.61%           0.48%**
   Ratio of Net Income to Average Net Assets                      5.88%**         5.90%           5.71%**
   Ratio of Expenses to Average Net Assets
      (excluding waivers and reimbursements)                      1.01%**         0.95%           0.95%**
   Ratio of Net Investment Income (Loss) to
   Average Net Assets
      (excluding waivers and reimbursements)                      5.48%**         5.56%           5.24%**
   Portfolio Turnover Rate                                      109.62%         223.73%         257.98%

*    INTERIM 6-MONTH 2001 FINANCIAL HIGHLIGHTS (UNAUDITED)

**   ANNUALIZED

+    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

(1)  COMMENCED OPERATIONS ON APRIL 28, 1999.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

68 PROSPECTUS

                                     NOTES

                                                                   PROSPECTUS 69

                                     NOTES

                                  TURNER FUNDS

                               INVESTMENT ADVISER
                        Turner Investment Partners, Inc.
                         1235 Westlakes Drive, Suite 350
                                Berwyn, PA 19312

                             INVESTMENT SUB-ADVISER
                         Clover Capital Management, Inc.
                          11 Tobey Village Office Park
                               Pittsford, NY 14534

                                  DISTRIBUTORS
                              CCM Securities, Inc.
               (a subsidiary of Turner Investment Partners, Inc.)
                         1235 Westlakes Drive, Suite 350
                                Berwyn, PA 19312

                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 1, 2001, as amended September 17, 2001, includes detailed information about the Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports contain each Fund's holdings and contain information from the Funds' managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

BY TELEPHONE: Call 1-800-224-6312

BY MAIL:   Write to Turner Funds at:
           P.O. Box 219805
           Kansas City, MO 64121-9805

BY INTERNET: http://www.turner-invest.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Turner Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Funds' Investment Company Act registration number is 811-07527.

TUR-F-030-10

                                  TURNER FUNDS

                        TURNER SELECT GROWTH EQUITY FUND
                            TURNER MIDCAP GROWTH FUND
                          TURNER SMALL CAP GROWTH FUND
                          TURNER MICRO CAP GROWTH FUND
                           TURNER LARGE CAP VALUE FUND
                            TURNER MIDCAP VALUE FUND
                           TURNER SMALL CAP VALUE FUND
                             TURNER TECHNOLOGY FUND
                               TURNER TOP 20 FUND
                            TURNER GLOBAL TOP 40 FUND
                           TURNER NEW ENTERPRISE FUND
                      TURNER FUTURE FINANCIAL SERVICES FUND
                    TURNER NEW ENERGY & POWER TECHNOLOGY FUND
                     TURNER HEALTHCARE & BIOTECHNOLOGY FUND
                       TURNER TAX MANAGED U.S. EQUITY FUND
                       TURNER CORE PLUS FIXED INCOME FUND
                   TURNER CORE HIGH QUALITY FIXED INCOME FUND
                  TURNER ULTRA SHORT DURATION FIXED INCOME FUND
                     TURNER SHORT DURATION FIXED INCOME FUND


                               SEPTEMBER 17, 2001

                               INVESTMENT ADVISER:
                        TURNER INVESTMENT PARTNERS, INC.

                             INVESTMENT SUB-ADVISER:
                         CLOVER CAPITAL MANAGEMENT, INC.
                        (VALUE AND CORE PLUS FUNDS ONLY)

This Statement of Additional Information is not a prospectus and relates only to the Turner Select Growth Equity Fund ("Select Growth Equity Fund"), Turner Midcap Growth Fund ("Midcap Fund"), Turner Small Cap Growth Fund ("Small Cap Fund"), Turner Micro Cap Growth Fund ("Micro Cap Fund"), Turner Large Cap Value Fund ("Large Cap Value Fund"), Turner Midcap Value Fund ("Midcap Value Fund"), Turner Small Cap Value Fund ("Small Cap Value Fund"), Turner Technology Fund ("Technology Fund"), Turner Top 20 Fund ("Top 20 Fund"), Turner Global Top 40 Fund ("Global Fund"), Turner New Enterprise Fund ("New Enterprise Fund"), Turner Future Financial Services Fund ("Future Financial Services Fund"), Turner New Energy & Power Technology Fund ("New Energy & Power Technology Fund"), Turner Healthcare & Biotechnology Fund ("Healthcare & Biotechnology Fund"), Turner Tax Managed U.S. Equity Fund ("Tax Managed U.S. Equity Fund"), Turner Core Plus Fixed Income Fund ("Core Plus Fixed Income Fund"), Turner Core High Quality Fixed Income Fund ("Fixed Income Fund"), Turner Ultra Short Duration Fixed Income Fund ("Ultra Short Duration Fund"), and Turner Short Duration Fixed Income Fund ("Short Duration Fund") (each a "Fund" and, together, the "Funds"). It is intended to provide additional information regarding the activities and operations of the Turner Funds (the "Trust") and should be read in conjunction with the Turner Funds' Prospectuses dated January 31, 2001 as amended and supplemented May 1, 2001 and September 17, 2001 (for all Funds except the Select Growth Equity Fund) and January 31, 2001 (for the Select Growth Equity Fund). The Prospectuses may be obtained without charge by calling 1-800-224-6312.


TUR-F-025-09

                                TABLE OF CONTENTS



THE TRUST...................................................................S-3


INVESTMENT OBJECTIVES.......................................................S-4


INVESTMENT POLICIES.........................................................S-5


DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS.......................S-15


INVESTMENT LIMITATIONS......................................................S-32


THE ADVISER.................................................................S-34


THE ADMINISTRATOR...........................................................S-37


DISTRIBUTION AND SHAREHOLDER SERVICES.......................................S-37


TRUSTEES AND OFFICERS OF THE TRUST..........................................S-39


COMPUTATION OF YIELD AND TOTAL RETURN.......................................S-40


PURCHASE AND REDEMPTION OF SHARES...........................................S-43


DETERMINATION OF NET ASSET VALUE............................................S-45


TAXES.......................................................................S-46


PORTFOLIO TRANSACTIONS......................................................S-46


VOTING......................................................................S-49


DESCRIPTION OF SHARES.......................................................S-52


SHAREHOLDER LIABILITY.......................................................S-53


LIMITATION OF TRUSTEES' LIABILITY...........................................S-53


5% SHAREHOLDERS.............................................................S-54


CUSTODIAN...................................................................S-61


EXPERTS.....................................................................S-61


LEGAL COUNSEL...............................................................S-61


FINANCIAL STATEMENTS........................................................S-62


APPENDIX.....................................................................A-1

THE TRUST

This Statement of Additional Information relates only to the Turner Select Growth Equity Fund ("Select Growth Equity Fund"), Turner Midcap Growth Fund ("Midcap Fund"), Turner Small Cap Growth Fund ("Small Cap Fund"), Turner Micro Cap Growth Fund ("Micro Cap Fund"), Turner Small Cap Value Fund ("Small Cap Value Fund"), Turner Midcap Value Fund ("Midcap Value Fund"), Turner Large Cap Value Fund ("Large Cap Value Fund"), Turner Technology Fund ("Technology Fund"), Turner Top 20 Fund ("Top 20 Fund"), Turner Global Top 40 Fund ("Global Fund"), Turner New Enterprise Fund ("New Enterprise Fund"), Turner Future Financial Services Fund ("Future Financial Services Fund"), Turner New Energy & Power Technology Fund ("New Energy & Power Technology Fund"), Turner Healthcare & Biotechnology Fund ("Healthcare & Biotechnology Fund"), Turner Tax Managed U.S. Equity Fund ("Tax Managed U.S. Equity Fund"), Turner Core Plus Fixed Income Fund ("Core Plus Fixed Income Fund"), Turner Core High Quality Fixed Income Fund, ("Fixed Income Fund"), Turner Ultra Short Duration Fixed Income Fund ("Ultra Short Duration Fund"), and Turner Short Duration Fixed Income Fund ("Short Duration Fund"), (each a "Fund" and, together the "Funds"). Each is a separate series of Turner Funds (formerly, TIP Funds) (the "Trust"), an open-end management investment company established as a Massachusetts business trust under an Agreement and Declaration of Trust dated January 26, 1996, and amended and restated on February 21, 1997 ("Declaration of Trust"), which consists of both diversified and non-diversified Funds. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest (the "shares") and separate classes of funds. Each portfolio is a separate mutual fund and each share of each portfolio represents an equal proportionate interest in that portfolio. Shareholders may purchase shares in the Midcap Growth Fund, Large Cap Value Fund, Small Cap Value Fund, Top 20 Fund, New Energy & Power Technology Fund, Healthcare & Biotechnology Fund, Tax Managed U.S. Equity Fund, Ultra Short Duration Fund or the Short Duration Fund through two separate classes, Class I and Class II, which provide for variations in distribution costs, transfer agent fees, voting rights and dividends. Except for differences between the Class I Shares and the Class II Shares pertaining to distribution and shareholder servicing, voting rights, dividends and transfer agent expenses, each share of each series represents an equal proportionate interest in that series. Please see "Description of Shares" for more information.

On January 29, 1999, the Micro Cap Fund and the Short Duration Fund acquired all of the assets and liabilities of the Alpha Select Turner Micro Cap Growth Fund and the Alpha Select Turner Short Duration Government Funds-Three Year Portfolio, respectively. On June 30, 1999, the Ultra Short Duration Fund acquired all of the assets and liabilities of the Alpha Select Turner Short Duration Government Funds - One Year Portfolio. Historical information presented for those Funds relates to the Alpha Select Funds. On January 12, 2001, Shareholders of the Penn Capital Select Financial Services Fund approved Turner as that Fund's new investment adviser. The Fund then became the Turner Future Financial Services Fund when Turner commenced operations as the Fund's investment adviser on January 16, 2001. Historical information presented for that Fund relates to the Penn Capital Select Financial Services Fund and its performance under its previous adviser, Penn Capital Management Company, Inc. On April 30, 2001, Shareholders of the Clover Small Cap Value Fund, Clover Equity Value Fund, Clover Max Cap Value Fund and Clover Fixed Income Fund approved Turner as the new investment adviser for their Funds, with the previous adviser, Clover Capital Management, Inc., becoming sub-adviser to the Funds ("Sub-Adviser"). The Clover Small Cap Value, Equity Value, Max

Cap Value and Fixed Income Funds became the Turner Small Cap Value, Turner Midcap Value, Turner Large Cap Value and Turner Core Plus Fixed Income Funds, respectively, when Turner commenced operations as the Funds' investment adviser on May 1, 2001. Historical information presented for those Funds relates to the their performance under the previous adviser, Clover Capital Management, Inc. The Trust also offers shares in the Penn Capital Strategic High Yield Bond Fund and Penn Capital Value Plus Fund. On September 13, 2001, the B2B E-Commerce Fund became the New Enterprise Fund and the shareholders of the Wireless & Communications Fund approved a reorganization of the Wireless & Communications Fund into the New Enterprise Fund. Accordingly, historical information presented for the New Enterprise Fund relates to the B2B E-Commerce Fund. Capitalized terms not defined herein are defined in the Prospectuses offering shares of the Funds.

INVESTMENT OBJECTIVES

TURNER MIDCAP GROWTH FUND -- The Midcap Fund seeks capital appreciation.

TURNER SMALL CAP GROWTH FUND -- The Small Cap Fund seeks capital appreciation.

TURNER MICRO CAP GROWTH FUND -- The Micro Cap Fund seeks capital appreciation.

TURNER SELECT GROWTH EQUITY FUND -- The Select Growth Equity Fund seeks long-term capital appreciation.

TURNER LARGE CAP VALUE FUND -- The Large Cap Value Fund seeks long-term total return.

TURNER MIDCAP VALUE FUND -- The Midcap Value Fund seeks long-term total return.

TURNER SMALL CAP VALUE FUND -- The Small Cap Value Fund seeks long-term total return.

TURNER TECHNOLOGY FUND -- The Technology Fund seeks long-term capital appreciation.

TURNER TOP 20 FUND -- The Top 20 Fund seeks long-term capital appreciation.

TURNER GLOBAL TOP 40 FUND -- The Global Fund seeks long-term capital appreciation.

TURNER NEW ENTERPRISE FUND -- The New Enterprise Fund seeks long-term capital appreciation.

TURNER FUTURE FINANCIAL SERVICES FUND - The Future Financial Services Fund seeks to generate long-term capital appreciation.

TURNER NEW ENERGY & POWER TECHNOLOGY FUND - The New Energy & Power Technology Fund seeks long-term capital appreciation.

TURNER HEALTHCARE & BIOTECHNOLOGY FUND - The Healthcare & Biotechnology Fund seeks long-term capital appreciation.

TURNER TAX MANAGED US EQUITY FUND - The Tax Managed US Equity Fund seeks to achieve long-term capital appreciation while attempting to minimize the impact of taxes on the return earned by shareholders.

TURNER CORE PLUS FIXED INCOME FUND -- The Core Plus Fixed Income Fund seeks a high level of income consistent with reasonable risk to capital.

TURNER CORE HIGH QUALITY FIXED INCOME FUND -- The Fixed Income Fund seeks total return through current income and capital appreciation.

TURNER ULTRA SHORT DURATION FIXED INCOME FUND & TURNER SHORT DURATION FIXED INCOME FUND -- The investment objective of each Fund is to provide maximum total return consistent with preservation of capital and prudent investment management. Under normal circumstances, the Ultra Short Duration Fund seeks to maintain an average effective duration comparable to or less than that of one-year U.S. Treasury bills. The Short Duration Fund seeks to maintain an average effective duration comparable to or less than that of three-year U.S. Treasury notes. Effective duration is an indicator of a security's price volatility or risk associated with changes in interest rates. Because the Turner Investment Partners, Inc. (the "Adviser") seeks to manage interest rate risk by limiting effective duration, each Fund may invest in securities of any maturity.

There can be no assurance that any Fund will achieve its investment objective.

INVESTMENT POLICIES

TURNER MIDCAP GROWTH FUND--The Midcap Fund invests primarily (and, under normal conditions, at least 65% of its total assets) in a diversified portfolio of common stocks of issuers that, at the time of purchase, have medium market capitalizations that the Adviser believes to have strong earnings growth potential. Midcap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalization of companies included in the Russell Midcap Growth Index (the "Midcap Growth Index"). The Midcap Fund seeks to purchase securities that are well diversified across economic sectors and to maintain sector concentrations that approximate the economic sector weightings comprising the Russell Midcap Growth Index (or such other appropriate index selected by the Adviser). Any remaining assets may be invested in securities issued by smaller capitalization companies and larger capitalization companies, warrants and rights to purchase common stocks, and it may invest up to 10% of its total assets in ADRs. The Midcap Fund will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States. The Midcap Fund may purchase shares of other investment companies.

TURNER SMALL CAP GROWTH FUND--The Small Cap Fund invests primarily (and, under normal conditions, at least 65% of its total assets) in a diversified portfolio of common stocks of issuers with small market capitalizations that the Adviser believes to have strong earnings growth potential. Small cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell 2000 Growth Index (the "2000 Growth Index"). The Small Cap Fund seeks to purchase securities that are well diversified across economic sectors and to maintain sector concentrations that approximate the economic sector weightings comprising the 2000 Growth Index (or such other appropriate index selected by the Adviser). The Small Cap Fund may invest in warrants and rights to purchase common stocks, and may invest up to 10% of its total assets in ADRs. The Small Cap Fund will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.

TURNER MICRO CAP GROWTH FUND -- The Micro Cap Fund invests primarily (and, under normal conditions, at least 65% of its total assets) in a diversified portfolio of common stocks of issuers with very small market capitalizations that the Adviser believes to have strong earnings growth potential. Micro Cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the lower range of those market capitalizations of companies included in the Russell 2000 Growth Index (the "2000 Growth Index"), particularly those under $500 million. The Micro Cap Fund seeks to purchase securities that are well diversified across economic sectors. The Micro Cap Fund may invest in warrants and rights to purchase common stocks, and may invest up to 10% of its total assets in micro cap stocks of foreign issuers and in ADRs.

The Micro Cap Fund invests in some of the smallest, most dynamic publicly-traded companies. These emerging growth companies are typically in the early stages of a long-term development cycle. In many cases, these companies offer unique products, services or technologies and often serve special or expanding market niches. Because of their small size, and less frequent trading activity, the companies represented in the Micro Cap Fund's portfolio may be overlooked or not closely followed by investors. Accordingly, their prices may rise either as a result of improved business fundamentals, particularly when earnings grow faster than general expectations, or as more investors appreciate the full extent of a company's underlying business potential. Thus in the opinion of the Micro Cap Fund's Adviser, they offer substantial appreciation potential for meeting retirement and other long-term goals.

The Micro Cap Fund's share price can move up and down significantly, even over short periods of time, due to the volatile nature of micro capitalization stocks. To manage risk and improve liquidity, the Adviser expects to invest in numerous small, publicly traded companies, representing a broad cross-section of U.S. industries.

TURNER SELECT GROWTH EQUITY FUND -- The Select Growth Equity Fund invests primarily (and, under normal conditions, at least 65% of its total assets) in common stocks and other U.S. companies with very large market capitalizations (I.E. over $10 billion) that the Adviser believes have strong earnings growth potential. The Select Growth Equity Fund may also purchase securities of smaller companies that offer growth potential. The Select Growth Equity Fund will invest in securities of companies that are diversified across economic sectors. Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily weighted securities in the Russell Top 200 Growth Index.

TURNER LARGE CAP VALUE FUND -- The Large Cap Value Fund invests primarily (and, under normal market conditions, at least 75% of its assets) in the equity securities of companies with large capitalizations that the Sub-Adviser believes have low valuations based on measures such as price-to-book value and price-to-cash flow. Large cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the S&P 500 Index. The Sub-Adviser will attempt to acquire securities that have attractive dividend yields relative to the market average and/or their own trading history.

The Large Cap Value Fund invests in a diversified portfolio chosen from the 500 largest capitalization equities (generally over $10 billion) where the stock price is low relative to book value and cash flow as compared to the average large capitalization stock. The Sub-Adviser evaluates these large-capitalization domestic companies and searches for stocks valued in the lowest third based on price to book value and price to cash flow. From these candidates, the companies with adequate financial strength and higher dividend yields are chosen for investment. The Sub-Adviser may also choose stocks whose primary attractive feature is a current dividend yield which is high relative to the stocks' historic yield range.

Up to 25% of the Large Cap Value Fund's assets may be invested in attractively-valued companies whose market capitalizations fall below the top 500 (I.E., below $5 billion). In addition, up to 10% of the Fund may be invested in ADRs whose market capitalizations fall among the top 100 in available ADRs.

During periods when, or under circumstances where, the Sub-Adviser believes that the return on non-convertible fixed income securities may equal or exceed the return on equity securities, the Fund may invest up to 25% of its net assets in non-convertible fixed income securities consisting of corporate debt securities and obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities. The Fund may invest in such securities without regard to their term or rating and may, from time to time, invest in corporate debt securities rated below investment-grade, I.E., rated lower than BBB by S&P and/or Baa by Moody's or in unrated securities of comparable quality as determined by the Adviser. Such high-yield, high-risk securities are also known as "junk bonds." The Fund's exposure to junk bonds, including convertible securities rated below investment grade, will not exceed 25% of its total assets.

Under normal circumstances, up to 25% of the Large Cap Value Fund's assets may be invested in the Money Market Instruments described below in order to maintain liquidity, or if the Sub-Adviser determines that securities meeting the Fund's investment objective and policies are not otherwise reasonably available for purchase. For temporary defensive purposes during periods when the Sub-Adviser determines that market conditions warrant, the Fund may invest up to 100% of its assets in Money Market Instruments and in cash.

TURNER MIDCAP VALUE FUND -- The Midcap Value Fund will invest primarily (and, under normal market conditions, at least 70% of its total assets) in equity securities of companies with medium and small market capitalizations that the Sub-Adviser believes to be undervalued relative to the market or their historic valuation. Midcap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Midcap Index. The Sub-Adviser uses several valuation criteria to determine if a security is undervalued, including price-to-earnings ratios, price-to-cash flow ratios, price-to-sales ratios, and price-to-book value ratios. In addition, the Sub-Adviser examines "hidden values" that are not obvious in a company's financial reports, focusing on finding the current asset values or current transfer values of assets held by the company.

Under normal market conditions, the Midcap Value Fund invests its assets in a diversified portfolio of equity securities, including common stocks, both debt securities and preferred stocks convertible into common stocks, and ADRs (up to 20% of the Midcap Value Fund's assets). In addition to these equity securities, the Fund may also invest up to 5% of its net assets in each of warrants and rights to purchase common stocks, and up to 10% of its net assets in REITs. Assets of the Fund not invested in the equity securities described above may be invested in other securities and Money Market Instruments as described in this statement of additional information.

All of the equity securities (including ADRs) in which the Fund invests are traded on registered exchanges or the over-the-counter market in the United States or Canada.

During periods when, or under circumstances where, the Sub-Adviser believes that the return on such securities may equal or exceed the return on equity securities, the Fund may invest up to 25% of its net assets in non-convertible fixed income securities consisting of corporate debt securities and obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities. The Fund may invest in such securities without regard to their term or rating and may, from time to time, invest in corporate debt securities rated below investment-grade, I.E., rated lower than BBB by S&P and/or Baa by Moody's, or unrated securities of comparable quality as determined by the Sub-Adviser.

Under normal circumstances, up to 30% of the Midcap Value Fund's assets may be invested in Money Market Instruments in order to maintain liquidity, or if the Sub-Adviser determines that securities meeting the Fund's investment objective and policies are not otherwise reasonably available for purchase.

TURNER SMALL CAP VALUE FUND -- Under normal market conditions, the Small Cap Value Fund invests at least 75% of its total assets in a diversified portfolio of equity securities of U.S. issuers that have small market capitalizations that the Sub-Adviser believes are undervalued relative to the market or to their historical valuation. Small Cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell 2000 Value Index. The Fund's investments may include common stocks, warrants and rights to subscribe to common stocks, equity interests issued by real estate investment trusts ("REITs"), and both debt securities and preferred stocks convertible into common stocks. The Small Cap Value Fund may also invest in such convertible debt securities without regard to their term or rating and may, from time to time, invest in corporate debt securities rated below investment-grade, I.E., rated lower than BBB by Standard & Poors Corporation ("S&P"), Baa by Moody's Investors Service Inc. ("Moody's"), or unrated securities of comparable quality as determined by the Sub-Adviser.

The Sub-Adviser employs database screening techniques to search the universe of domestic public companies for stocks trading in the bottom 20% of valuation parameters such as stock price-to-book value, price-to-cash flow, price-to-earnings and price-to-sales. From these stocks, the Sub-Adviser selects a diversified group of securities for investment by utilizing additional screening and selection strategies to identify the companies that the Sub-Adviser believes are more financially stable. In addition, the Fund may include holdings in issuers that may not have been identified during the initial screening process but that the Sub-Adviser has identified using its value-oriented fundamental research techniques. In addition, the Fund may invest up to 10% of its net assets in American Depositary Receipts ("ADRs").

All of the equity securities (including ADRs) in which the Fund invests are traded on registered exchanges or the over-the-counter market in the United States or Canada.

Any remaining assets may be invested in (i) the equity securities described above of U.S. issuers that have market capitalizations below or exceeding those included in the Russell 2000 Value Index at the time of purchase, and (ii) Money Market Instruments.

TURNER TECHNOLOGY FUND -- The Technology Fund invests primarily (and, under normal conditions, at least 80% of its total assets) in a portfolio of common stocks of technology companies. The Technology Fund may invest in warrants and rights to purchase common stocks, convertible and preferred stocks, stocks of foreign issuers and ADRs.

The Technology Fund invests in dynamic, publicly-traded technology companies. These emerging growth companies are typically in the early stages of a long-term development cycle. In many cases, these companies offer unique products, services or technologies and often serve special or expanding market niches. Because of their small size and less frequent trading activity, the small technology companies represented in the Technology Fund's portfolio may be overlooked or not closely followed by investors. Accordingly, their prices may rise either as a result of improved business fundamentals, particularly when earnings grow faster than general expectations, or as more investors appreciate the full extent of a company's underlying business potential. The Adviser will seek to capture these price increases. Most of the technology companies that the Technology Fund will invest in will be located in the U.S.

The Technology Fund's share price can move up and down significantly, even over short periods of time, due to the volatile nature of many technology stocks. To manage risk and improve liquidity, the Adviser expects to invest in numerous publicly traded companies, representing a broad cross-section of U.S. and foreign technology companies.

TURNER TOP 20 FUND -- The Top 20 Fund invests primarily (and, under normal conditions, at least 80% of its total assets) in a portfolio of 15 to 30 common stocks of issuers with a variety of sectors and market capitalizations that the Adviser believes to have strong earnings growth potential. Any remaining assets may be invested in warrants and rights to purchase common stocks, convertible and preferred stocks, and ADRs. The Top 20 Fund will generally purchase securities that are traded on registered exchanges or the over-the-counter market in the United States. The Top 20 Fund may also purchase shares of other investment companies and foreign securities.

TURNER GLOBAL TOP 40 FUND -- The Global Fund invests primarily (and, under normal market conditions, at least 65% of its assets) in common stocks of companies located in the U.S. and developed foreign markets, including most nations in western Europe and the more developed nations in the Pacific Basin and Latin America, as well as in ADRs of those issuers. The Adviser selects areas for investment by continuously analyzing the U.S. market and a broad range of foreign markets in order to identify specific country opportunities and to assess the level of return and degree of risk that can be expected. Within countries, the Global Fund invests in companies located in a variety of industries and business sectors that it expects to experience rising earnings growth and to benefit from global economic trends or promising technologies or products. The Global Fund's portfolio will consist of a limited number of companies in a variety of market segments and countries throughout the world, and it will typically consist of stocks representing the Adviser's best global investment ideas. The Global Fund generally does not attempt to hedge the effects of currency fluctuations on its investments on an on-going basis.

Certain securities of non-U.S. issuers purchased by the Global Fund will be listed on recognized foreign exchanges, but securities generally will be purchased in over-the-counter markets, on U.S.-registered exchanges, or in the form of sponsored or unsponsored ADRs traded on registered exchanges or NASDAQ, or sponsored or unsponsored European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") or Global Depositary Receipts ("GDRs"). The Global Fund expects its investments to emphasize large, intermediate and small capitalization companies.

The Global Fund may also invest in warrants and rights to purchase common stocks, convertible and preferred stocks, and securities of other investment companies. Although permitted to do so, the Global Fund does not currently intend to invest in securities issued by passive foreign investment companies.

TURNER NEW ENTERPRISE FUND - The Turner New Enterprise Fund invests in companies with projected strong earnings growth across a variety of industries and sectors where new products and services are being developed and marketed. The Fund generally invests in stocks of mid- to large-capitalization companies, and will generally purchase the securities of companies with market capitalizations of at least $1 billion. (I.E. those with market capitalizations of at least $1 billion), though it may invest in companies of any size. The Fund focuses on companies that the Adviser believes are positioned for accelerated growth of revenue and earnings ("New Enterprise companies"). The New Enterprise Fund seeks to invest in companies in rapidly growing industries such as business services, computer and digital products, financial services, Internet-related companies, medical technology, retail, and telecommunications. Companies that have the potential for rapid earnings growth because of management changes, new products, or changes in the economy also may be attractive investments for the Fund. The Fund may also regularly invest up to 25% of its assets in cash or cash equivalent securities in instances where it believes that appropriate buying opportunities are not available.

The New Enterprise Fund may invest in warrants and rights to purchase common stocks, convertible and preferred stocks, ADRs (up to 10% of the New Enterprise Fund's assets) and shares of other investment companies.

The New Enterprise Fund invests in rapidly growing, dynamic, publicly-traded companies. In many cases, these companies offer recently developed products, services or technologies and often serve special or expanding market niches. Because of their small size and less frequent trading activity, the smaller New Enterprise companies represented in the New Enterprise Fund's portfolio may be overlooked or not closely followed by investors. Accordingly, their prices may rise either as a result of improved business fundamentals, particularly when earnings grow faster than general expectations, or as more investors appreciate the full extent of a company's underlying business potential. The Adviser will seek to capture these price increases. Substantially all of the companies that the New Enterprise Fund will invest in will be located in the U.S.

The New Enterprise Fund's share price can move up and down significantly, even over short periods of time, due to the volatile nature of some New Enterprise stocks. To manage risk and improve liquidity, the Adviser expects to invest in numerous publicly-traded companies, representing a broad cross-section of U.S. New Enterprise companies.

The smaller capitalization companies the New Enterprise Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Such stocks also may not be as liquid as larger capitalization stocks. Therefore, such stocks may be volatile, and the price movements of the Fund's shares may reflect that volatility.

TURNER FUTURE FINANCIAL SERVICES FUND -- The Future Financial Services Fund will invest substantially all (and, under normal market conditions, at least 80%) of its assets in common stocks and other equity securities of U.S. financial services companies, including banks, brokerage houses, insurance companies and investment advisory companies, that the Adviser believes have above average growth potential or that are undervalued. The Adviser also invests in financial services companies that it believes to be potential merger or acquisition targets. The Fund will concentrate in the Financial Services sector.

The Fund may invest in smaller capitalization companies. These companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange and may or may not pay dividends.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional capital gains tax liabilities.

TURNER NEW ENERGY & POWER TECHNOLOGY FUND -- The Turner New Energy & Power Technology Fund invests substantially all (and, under normal market conditions, at least 80%) of its assets in equity securities of energy and power technology companies that are traded in the United States and that are using new or advanced technology to produce or deliver their product. These companies are engaged in one or more of the following businesses in the power and energy service field: production, development, refinement or distribution of oil, gas, electricity, and coal, as well as nuclear, geothermal, oil shale and solar power; onshore or offshore drilling; production and well maintenance; and equipment supply and plant design or construction. The Fund's holdings, therefore, will be concentrated in the energy industry. The Fund will focus on companies that have strong growth prospects and that the Adviser believes have, or will develop, products, processes, or services that build on or incorporate technological advances and improvements.

While the Fund typically invests in the common stock of large to medium sized companies, it may invest in companies of any size or any industry in order to achieve its goal. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Such stocks also may not be as liquid as larger capitalization stocks. Therefore, such stocks may be volatile, and the price movements of the Fund's shares may reflect that volatility.

TURNER HEALTHCARE & BIOTECHNOLOGY FUND - The Healthcare & Biotechnology Fund invests substantially all (and, under normal market conditions, at least 80%) of its assets in equity securities issued by healthcare and biotechnology companies that are traded in the United States. Healthcare companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. Biotechnology companies are issuers engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund's holdings, therefore, will be concentrated in the healthcare and biotechnology sectors.

While the Fund typically invests in the common stock of large to medium sized companies, it may invest in companies of any size or any industry in order to achieve its goal. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

TURNER TAX MANAGED US EQUITY FUND -- The Tax Managed U.S. Equity Fund invests substantially all (and, under normal market conditions, at least 80%) of its assets in common stocks of U.S. companies considered by Turner to have strong growth potential. The Fund seeks stocks that are favorably priced in relation to their fundamental value and will likely grow over time. While the Fund typically invests in the common stock of large to medium sized companies, it may invest in companies of any size or any industry in order to achieve its goal.

The Adviser manages the Fund using an investment strategy that is sensitive to the potential impact of personal income tax on shareholders' investment returns. The Fund's tax-sensitive investment strategy is intended to lead to lower distributions of income and realized capital gains than funds managed without regard to federal income tax consequences. In selecting companies, the Adviser typically invests for the long term and chooses securities that it believes offer strong opportunities for long-term growth of capital. When deciding to sell a security, the Adviser considers the negative tax impact of realized capital gains and, if applicable, the positive tax impact of realizing capital losses. However, the Adviser may sell a security at a realized gain if it determines that the potential tax cost is outweighed by the risk of owning the security, or if more attractive investment opportunities are available.

TURNER CORE PLUS FIXED INCOME FUND -- Under normal market conditions, the Core Plus Fixed Income Fund invests at least 70% of its assets in the following fixed income securities: (i) obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"); (ii) corporate bonds and debentures rated in one of the four highest rating categories; and (iii) mortgage-backed securities that are collateralized mortgage obligations ("CMOs") or real estate mortgage investment conduits ("REMICs") rated in one of the two highest rating categories. The Fund will invest in such corporate bonds and debentures, CMOs or REMICs only if, at the time of purchase, the security either has the requisite rating from S&P or Moody's or is unrated but of comparable quality as determined by the Adviser. Governmental private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

The Fund may invest its remaining assets in the following securities: (i) Money Market Instruments, (ii) asset-backed securities rated A or higher by S&P or Moody's; (iii) debt securities rated below investment grade, but not lower than B- by S&P or B3 by Moody's, or if unrated, determined by the Adviser to be of comparable quality at the time of purchase (up to 15% of the Fund's net assets, including downgraded securities); (iv) debt securities convertible into common stocks (up to 10% of the Fund's net assets); (v) U.S. dollar denominated fixed income securities issued by foreign corporations or issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities; and (vi) U.S. dollar denominated obligations of supranational entities traded in the United States. For additional information on corporate bond ratings, see the Appendix.

The relative proportions of the Fund's net assets invested in the different types of permissible investments will vary from time to time depending upon the Adviser's assessment of the relative market value of the sectors in which the Fund invests. In addition, the Fund may purchase securities that are trading at a discount from par when the Adviser believes there is a potential for capital appreciation. The Adviser does not seek to achieve the Fund's investment objective by forecasting changes in the interest rate environment.

In the event any security owned by the Fund is downgraded below the rating categories set forth above, the Adviser will review the situation and determine whether to retain or dispose of the security.

The Fund may enter into forward commitments or purchase securities on a when-issued basis, and may invest in variable or floating rate obligations.

The Fund expects to maintain a dollar-weighted average portfolio maturity of five to ten years.

TURNER CORE HIGH QUALITY FIXED INCOME FUND--The Fixed Income Fund invests as fully as practicable (and, under normal conditions, at least 65% of its total assets) in a portfolio of fixed income securities of varying levels of quality and maturity, that, in the Adviser's opinion, are attractively priced in the market. To determine a security's fair market value, the Adviser will focus on the yield and credit quality of particular securities based upon third-party evaluations of quality as well as the Adviser's own research and analysis of the issuer. The Adviser will attempt to diversify the Fixed Income Fund's holdings across the yield curve by holding short, intermediate and long-term securities. Normally, the Fixed Income Fund will maintain a dollar-weighted average portfolio duration that approximates the average duration range of the Fixed Income Fund's benchmark index, the Lehman Brothers Aggregate Bond Index (currently 4.5 years). Duration is a measure of the expected life of a fixed income security on a cash flow basis.

For example, assuming a portfolio duration of eight years, an increase in interest rates of 1%, a parallel shift in the yield curve, and no change in the spread relationships among securities, the value of the portfolio would decline 8%. Using the same assumptions, if interest rates decrease 1%, the value of the portfolio would increase 8%. The Adviser considers duration an accurate measure of a security's expected life and sensitivity to interest rate changes. The Adviser may increase or decrease this average weighted duration when, in the Adviser's opinion, market conditions warrant.

The Fixed Income Fund will purchase the following types of securities if, at the time of purchase, such securities either have been classified as investment grade by a nationally recognized statistical rating organization ("NRSRO") or are determined by the Adviser to be of comparable quality: (i) obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities ("U.S. Government securities"); (ii) corporate bonds and debentures of U.S. and foreign issuers rated in one of the four highest rating categories; (iii) privately issued mortgage-backed securities rated in the highest rating category; (iv) asset-backed securities rated in the two highest rating categories; (v) receipts evidencing separately traded interest and principal component parts of U.S. Government obligations ("Receipts"); (vi) commercial paper rated in one of the two highest rating categories; (vii) obligations of U.S. commercial banks and savings and loan institutions that have net assets of at least $500 million as of the end of their most recent fiscal year ("bank obligations"); (viii) obligations issued or guaranteed by the government of Canada; (ix) obligations of supranational entities rated in one of the four highest rating categories; (x) loan participations; (xi) repurchase agreements involving any of the foregoing securities; and (xii) shares of other investment companies. Investment grade bonds include securities rated BBB by S&P or Baa by Moody's, which may be regarded as having speculative characteristics as to repayment of principal. If a security is downgraded to below investment grade, the Adviser will review the situation and take appropriate action. Securities rated below investment grade will not constitute more than 5% of the Fixed Income Fund's total assets.

TURNER ULTRA SHORT DURATION FIXED INCOME FUND & TURNER SHORT DURATION FIXED INCOME FUND (FORMERLY THE TURNER SHORT DURATION GOVERNMENT FUNDS - ONE YEAR PORTFOLIO & TURNER SHORT DURATION GOVERNMENT FUNDS - THREE YEAR PORTFOLIO) (together, the "Short Duration Funds") -- Under normal market conditions, each Short Duration Fund invests at least 65% of the value of its total assets in obligations either issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"). Certain of the obligations, including U.S. Treasury bills, notes and bonds and mortgage-related securities of the Government National Mortgage Association ("GNMA"), are issued or guaranteed by the U.S. Government. Other securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, such as those issued by the Federal Home Loan Bank, while others, such as those issued by Fannie Mae and the Student Loan Marketing Association, have an additional line of credit with the U.S. Treasury.

The balance of each Short Duration Fund's assets may be invested in cash and high grade debt securities, shares of other investment companies, including privately issued mortgage-related securities and general obligation bonds and notes of various states and their political subdivisions, rated within the three highest grades assigned by Standard and Poor's Corporation ("S&P") (AAA, AA or A), Moody's Investor Services ("Moody's") (Aaa, Aa or A), or Fitch, Inc. ("Fitch") (AAA, AA or A), or, if unrated by S&P, Moody's and/or Fitch, judged by the

Adviser to be of comparable quality. A further description of S&P's, Moody's and Fitch's ratings is included in the Appendix to the Statement of Additional Information.

The relative proportions of the Short Duration Funds' net assets invested in the different types of permissible investments will vary from time to time depending upon the Adviser's assessment of the relative market value of the sectors in which the Short Duration Funds invest. In addition, the Short Duration Funds may purchase securities that are trading at a discount from par when the Adviser believes there is a potential for capital appreciation.

The Short Duration Funds may enter into forward commitments or purchase securities on a when issued basis, and may invest in variable or floating rate obligations.

GENERAL INVESTMENT POLICIES

Each Fund may purchase securities on a when-issued basis and borrow money.

Each Fund may enter into futures and options transactions.

Each Fund may invest up to 15% (10% for the Short Duration Funds) of its net assets in illiquid securities.

Each Fund, except the Select Growth, Midcap and Short Duration Funds, may purchase convertible securities.

Each Fund may enter into repurchase agreements.

Each Fund may purchase fixed income securities, including variable and floating rate instruments and zero coupon securities.

Each Fund may purchase Rule 144A securities and other restricted securities.

Each Fund may purchase obligations of supranational entities.

Each Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments (including U.S. Government securities, bank obligations, commercial paper rated in the highest rating category by an NRSRO, repurchase agreements involving the foregoing securities), shares of money market investment companies (to the extent permitted by applicable law and subject to certain restrictions) and cash.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

Each Fund may invest in each of the investments listed below, or engage in each of the investment techniques listed below unless otherwise indicated.

AMERICAN DEPOSITARY RECEIPTS ("ADRS")

ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

The Core Plus Fixed Income Fund, the Fixed Income Fund, and the Short Duration Funds will not invest in ADRs.

ASSET-BACKED SECURITIES

Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

BORROWING

The Funds may borrow money equal to 5% of their total assets for temporary purposes to meet redemptions or to pay dividends. Borrowing may exaggerate changes in the net asset value of a Fund's shares and in the return on the Fund's portfolio. Although the principal of any borrowing will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. The Funds may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing. The Funds may be required to segregate liquid assets in an amount sufficient to meet their obligations in connection with such borrowings. In an interest rate arbitrage transaction, a Fund borrows money at one interest rate and lends the proceeds at another, higher interest rate. These transactions involve a number of risks, including the risk that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.

CONVERTIBLE SECURITIES

Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics of both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

The Select Growth Fund, Midcap Growth Fund, Core Plus Fixed Income Fund, the Fixed Income Fund, and the Short Duration Funds will not invest in Convertible Securities.

DERIVATIVES

Derivatives are securities that derive their value from other securities, financial instruments or indices. The following are considered derivative securities: options on futures, futures, options (E.G., puts and calls), swap agreements, mortgage-backed securities (E.G., collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs"), interest-only ("IOs") and principal-only ("POs"), when issued securities and forward commitments, floating and variable rate securities, convertible securities, "stripped" U.S. Treasury securities (E.G., Receipts and separately traded registered interested and principal securities ("STRIPs"), privately issued stripped securities (E.G., TGRs, TRs, and CATs). See elsewhere in the "Description of Permitted Investments" for discussions of these various instruments.

EQUITY SECURITIES

Equity securities include common stocks, preferred stocks, warrants, rights to acquire common or preferred stocks, and securities convertible into or exchangeable for common stocks. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which an equity Fund invests will cause the net asset value of the Fund to fluctuate. An investment in an equity Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

The Core Plus Fixed Income Fund, the Fixed Income Fund, and the Short Duration Funds will not invest in Equity Securities.

FIXED INCOME SECURITIES

The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect the investing Fund's net asset value.

Investment grade bonds include securities rated BBB by S&P or Baa by Moody's, which may be regarded as having speculative characteristics as to repayment of principal. If a security is downgraded, the Adviser will review the situation and take appropriate action.

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward foreign currency contracts to manage foreign currency exposure and as a hedge against possible variations in foreign exchange rates. The Funds may enter into forward foreign currency contracts to hedge a specific security transaction or to hedge a portfolio position. These contracts may be bought or sold to protect the Funds, to some degree, against possible losses resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. The Funds also may invest in foreign currency futures and in options on currencies. Forward foreign currency contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. A Fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time. At the maturity of a forward contract, the Fund may either sell a Fund security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions.

When entering into a contract for the purchase or sale of a security in a foreign currency, a Fund may enter into a forward foreign currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the United States dollar or other foreign currency.

Also, when an adviser anticipates that a particular foreign currency may decline substantially relative to the United States dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of its securities denominated in such foreign currency. With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward currency contracts may offer protection from losses resulting from declines in value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. A Fund will also incur costs in connection with forward foreign currency contracts and conversions of foreign currencies into United States dollars. A Fund will place assets in a segregated account to assure that its obligations under forward foreign currency contracts are covered.

The New Enterprise Fund, Core Plus Fixed Income Fund, the Fixed Income Fund, and the Short Duration Funds will not invest in Forward Foreign Currency Contracts.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for BONA FIDE hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges. In addition, a Fund will only sell covered futures contracts and options on futures contracts.

Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges. Stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

Stock and bond index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock or bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks or bonds comprising the Index is made; generally contracts are closed out prior to the expiration date of the contracts.

No price is paid upon entering into futures contracts. Instead, a Fund would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), as long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of a Fund's net assets and that such contracts do not exceed 15% of the Fund's net assets. A Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund's return.

In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

The New Enterprise Fund, Core Plus Fixed Income Fund, the Fixed Income Fund, and the Short Duration Funds will not invest in Futures Contracts and Options on Futures Contracts.

ILLIQUID SECURITIES

Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on a Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of over seven days in length. The Funds may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Investing in such unlisted emerging country equity securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration.

In addition, the Funds believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, "special situations") could enhance the Fund's capital appreciation potential. To the extent these investments are deemed illiquid, the Funds' investment in them will be consistent with its 15% restriction on investment in illiquid securities. Investments in special situations and certain other instruments may be liquid, as determined by the Funds' advisers based on criteria approved by the Board of Trustees.

The Core Plus Fixed Income Fund, the Fixed Income Fund, and the Short Duration Funds will not invest in Illiquid Securities.

INITIAL PUBLIC OFFERINGS ("IPOS")

Due to the typically small size of the IPO allocation available to the Funds and the nature and market capitalization of the companies involved in IPOs, the Adviser will often purchase IPO shares that would qualify as a permissible investment for a Fund but will, instead, decide to allocate those IPO purchases to other Funds the Adviser advises. Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time. This may increase the turnover of a Fund's portfolio and may lead to increased expenses to a Fund, such as commissions and transaction costs. By selling shares, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders.

Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

The Core Plus Fixed Income Fund, the Fixed Income Fund, and the Short Duration Funds will not invest in IPOs.

INVESTMENT COMPANY SHARES

Each Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, a Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition:
(1) the Fund owns more than 3% of the total voting stock of the other company;
(2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. See also "Investment Limitations."

The Core Plus Fixed Income Fund, the Fixed Income Fund, and the Short Duration Funds will not invest in Investment Company Shares.

LEVERAGING

Leveraging a Fund creates an opportunity for increased net income, but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of a Fund's shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Leveraging creates interest expenses for a Fund which could exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest that a Fund will have to pay, the Fund's net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to stockholders as dividends will be reduced. Because the Securities and Exchange Commission (the "SEC") staff believes both reverse repurchase agreements and dollar roll transactions are collateralized borrowings, the SEC staff believes that they create leverage, which is a speculative factor. The requirement that such transactions be fully collateralized by assets segregated by the Fund's Custodian imposes a practical limit on the leverage these transactions create. The Adviser will not use leverage if as a result the effective duration of the portfolios of the Three Year Portfolio would not be comparable or less than that of a three-year U.S. Treasury note, respectively.

LOWER RATED SECURITIES

The Funds may invest in lower-rated bonds commonly referred to as "junk bonds" or high-yield/high-risk securities. Lower rated securities are defined as securities rated below the fourth highest rating category by a nationally recognized statistical rating organization ("NRSRO"). Such obligations are speculative and may be in default. There may be no bottom limit on the ratings of high-yield securities that may be purchased or held by a Fund. Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting issuers than are more highly rated securities, which primarily react to movements in the general level of interest rates. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Fund's Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore the Trust may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities. The Fixed Income Fund will not invest in Lower Rated Securities.

GROWTH OF HIGH-YIELD, HIGH-RISK BOND MARKET: The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. The market for lower-rated securities may be less active, causing market price volatility and limited liquidity in the secondary market. This may limit the Fund's ability to sell such securities at their market value. In addition, the market for these securities may be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES: Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would aversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and the Fund's net asset value.

PAYMENT EXPECTATIONS: High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

TAXES: The Fund may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accrues in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements of the tax code even though the Fund has not received any interest payments on such obligations during that period. Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

The Core Plus Fixed Income Fund, the Fixed Income Fund, and the Short Duration Funds will not purchase Lower Rated Securities.

MONEY MARKET INSTRUMENTS

Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and balloon mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages that underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

GOVERNMENT PASS-THROUGH SECURITIES: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the GNMA, Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae and FHLMC each guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also each guarantee timely distributions of scheduled principal.

PRIVATE PASS-THROUGH SECURITIES: These are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

CMOS: CMOs are debt obligations of multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date.

REMICS: A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates.

STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS"): SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments, while the other class may receive all of the principal payments. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities. The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

NON-DIVERSIFICATION

The Select Growth Equity, Top 20, Global Top 40, New Enterprise, Future Financial Services, New Energy & Power Technology, Healthcare & Biotechnology and Tax-Managed U.S. Equity Funds are non-diversified companies, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), which means that a relatively high percentage of assets of each Fund may be invested in the obligations of a limited number of issuers. Although the Adviser or the Sub-Adviser generally do not intend to invest more than 5% of a Fund's assets in any single issuer (with the exception of securities that are issued or guaranteed by a national government), the value of the shares of each Fund may be more susceptible to a single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Funds intend to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), which requires that each Fund be diversified (I.E., not invest more than 5% of its assets in the securities in any one issuer) as to 50% of its assets.

OBLIGATIONS OF SUPRANATIONAL ENTITIES

Obligations of supranational entities are obligations of entities established through the joint participation of several governments, such as the Asian Development Bank, the Inter-American Development Bank, International Bank of Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank.

OPTIONS

A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When a Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over the counter. Over the counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are generally illiquid.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its Custodian consisting of cash or liquid, high grade debt securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

A Fund may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. A Fund may choose to terminate an option position by entering into a closing transaction. The ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

All options written on indices must be covered. When a Fund writes an option on an index, it will establish a segregated account containing cash or liquid securities with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

Each Fund will not engage in transactions involving interest rate futures contracts for speculation but only as a hedge against changes in the market values of debt securities held or intended to be purchased by the Fund and where the transactions are appropriate to reduce the Fund's interest rate risks. There can be no assurance that hedging transactions will be successful. A Fund also could be exposed to risks if it could not close out its futures or options positions because of any illiquid secondary market.

Futures and options have effective durations that, in general, are closely related to the effective duration of the securities that underlie them. Holding purchased futures or call option positions (backed by segregated cash or other liquid securities) will lengthen the duration of a Fund's portfolio.

RISK FACTORS: Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

The New Enterprise Fund, Core Plus Fixed Income Fund, the Fixed Income Fund, and the Short Duration Funds will not purchase Options.

PORTFOLIO TURNOVER

An annual portfolio turnover rate in excess of 100% may result from the Adviser's investment strategy. Portfolio turnover rates in excess of 100% may result in higher transaction costs, including increased brokerage commissions, and higher levels of taxable capital gain.

RECEIPTS

Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on a security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

The Fixed Income Fund will not invest in Receipts.

REITS

The Funds may invest in REITs, which pool investors' funds for investment in income producing commercial real estate or real estate related loans or interests.

A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. A shareholder in a Fund should realize that by investing in REITs indirectly through the Fund, he or she will bear not only his or her proportionate share of the expenses of the Fund, but also indirectly, similar expenses of underlying REITs.

A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

The Core Plus Fixed Income Fund, the Fixed Income Fund, and the Short Duration Funds will not invest in REITs.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the Trust's Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.

REVERSE DOLLAR ROLL TRANSACTIONS

Each Fund may enter into reverse dollar roll transactions, which involve a purchase by a Fund of an eligible security from a financial institution concurrently with an agreement by the Fund to resell a similar security to the institution at a later date at an agreed-upon price. Reverse dollar roll transactions are fully collateralized in a manner similar to loans of the Fund's portfolio securities.

REVERSE REPURCHASE AGREEMENT AND DOLLAR ROLL TRANSACTIONS

A reverse repurchase agreement involves a sale by a Fund of securities that it holds to a bank, broker-dealer or other financial institution concurrently with an agreement by the Fund to repurchase the same securities at an agreed-upon price and date. A dollar roll transaction involves a sale by a Fund of an eligible security to a financial institution concurrently with an agreement by the Fund to repurchase a similar eligible security from the institution at a later date at an agreed-upon price. Each Fund will fully collateralize its reverse repurchase agreements and dollar roll transactions in an amount at least equal to the Fund's obligations under the reverse repurchase agreement or dollar roll transaction by cash or other liquid securities that the Fund's custodian segregates from other Fund assets.

RIGHTS

Rights give existing shareholders of a corporation the right, but not the obligation, to buy shares of the corporation at a given price, usually below the offering price, during a specified period.

RULE 144A SECURITIES

Rule 144A securities are securities exempt from registration on resale pursuant to Rule 144A under the 1933 Act. Rule 144A securities are traded in the institutional market pursuant to this registration exemption, and, as a result, may not be as liquid as exchange-traded securities since they may only be resold to certain qualified institutional investors. Due to the relatively limited size of this institutional market, these securities may affect the Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Nevertheless, Rule 144A securities may be treated as liquid securities pursuant to guidelines adopted by the Trust's Board of Trustees.

The Ultra Short Duration Fund will not invest in Rule 144A Securities.

SECURITIES LENDING

In order to generate additional income, a Fund may lend its securities pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. Government or its agencies equal to at least 100% of the market value of the loaned securities. A Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

SECURITIES OF FOREIGN ISSUERS

The Funds may invest in securities of foreign issuers with a strong U.S. trading presence and in sponsored and unsponsored ADRs. Investments in the securities of foreign issuers may subject the Funds to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation than are those in the United States. Investments in securities of foreign issuers are frequently denominated in foreign currencies and the value of a Fund's assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and the Funds may incur costs in connection with conversions between various currencies. Moreover, investments in emerging market nations may be considered speculative, and there may be a greater potential for nationalization, expropriation or adverse diplomatic developments (including war) or other events that could adversely affect the economies of such countries or investments in such countries.

SHORT SALES

A short sale is "against the box" if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.

The Core Plus Fixed Income Fund, the Fixed Income Fund and the Short Duration Funds will not utilize Short Sales as an investment technique.

SOVEREIGN DEBT

The cost of servicing sovereign debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

As a result of the foregoing or other factors, a governmental obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

TELECOMMUNICATIONS SECURITIES

The economic prospects of telecommunications companies can dramatically fluctuate due to regulatory and competitive environment changes around the world. Most products or services provided by telecommunications companies require substantial investment and are subject to competitive obsolescence. Telecommunications companies are particularly subject to political and currency risks. Changes in governmental policies, such as telephone and cable regulations, and the need for regulatory approvals may have an adverse effect on the products, services and securities of telecommunications companies. Some telecommunications companies may not have an established history or revenue or earnings at the time of purchase. As a result, dividend income, if any, is likely to be incidental.

The Core Plus Fixed Income Fund, the Fixed Income Fund, and the Short Duration Funds will not invest in Telecommunications Securities.

U.S. GOVERNMENT AGENCY OBLIGATIONS

Certain Federal agencies, such as the GNMA, have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States (E.G., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported by the credit of the instrumentality (E.G., Fannie Mae securities).

U.S. GOVERNMENT SECURITIES

U.S. Government Securities are bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

U.S. TREASURY OBLIGATIONS

U.S. Treasury Obligations are bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interested and Principal Securities ("STRIPS") and Coupons Under Book Entry Safekeeping ("CUBES").

VARIABLE AND FLOATING RATE INSTRUMENTS

Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WARRANTS

Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

When-issued or delayed delivery securities are subject to market fluctuations due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its investment portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

ZERO COUPON SECURITIES

Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accredited. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of each Fund which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

No Fund may:

1. (i) Purchase securities of any issuer (except securities issued or guaranteed by the United States government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of each Fund's total assets and does not apply to the Select Growth Equity, Top 20, Global Top 40, Future Financial Services, New Energy & Power Technology, Healthcare & Biotechnology and Tax Managed U.S. Equity Funds.

2. Purchase any securities which would cause 25% or more of the total assets of the fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. This limitation does not apply to the Technology Fund, the New Energy & Power Technology Fund, the Healthcare & Biotechnology Fund and the Tax Managed U.S. Equity Fund. These Funds invest 25% or more of their total assets in securities of issuers conducting their principal business activities in the same industry. To that extent, these Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry in greater proportion than funds that are more diversified by industry. A description of the industries in which each Fund concentrates its investments can be found in the "Investment Policies" section beginning on page S-5.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. Asset coverage of at least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. Each Fund will not purchase securities while its borrowings exceed 5% of its total assets.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including reits), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Issue senior securities as defined in the 1940 Act except as permitted by rule, regulation or order of the SEC.

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

8. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of each Fund and may be changed with respect to a Fund by the Board of Trustees.

No Fund may:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the fund's fundamental limitation on borrowing.

2. Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and
(iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5. Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

6. Enter into futures contracts and options on futures contracts except as permitted by guidelines in the Funds' statement of additional information.

In addition, each Fund will invest no more than 5% of its net assets in short sales, unregistered securities, futures contracts, options and investment company securities. Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees.

THE ADVISER

Turner Investment Partners, Inc., 1235 Westlakes Drive, Suite 350, Berwyn, Pennsylvania 19312, is a professional investment management firm founded in March, 1990. Robert E. Turner is the Chairman and controlling shareholder of the Adviser. As of August 31, 2001, the Adviser had discretionary management authority with respect to approximately $8.7 billion of assets. The Adviser has provided investment advisory services to investment companies since 1992.

The Adviser serves as the investment adviser for each Fund under an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser makes the investment decisions for the assets of each Fund and continuously reviews, supervises and administers each Fund's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust.

The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by any state in which the shares of the Fund are registered, the Adviser will bear the amount of such excess. The Adviser will not be required to bear expenses of any Fund to an extent that would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code.

The continuance of the Advisory Agreement as to any Fund after the first two years must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of that Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

For the fiscal years ended September 30, 1998, 1999, and 2000 the Funds paid (waived) the following advisory fees and reimbursed the following expenses:

--------------------------- -------------------------------------------- -------------------------------------------
                                        Advisory Fees Paid
                                       (Expenses Reimbursed)                  Advisory Fees Waived/Reimbursed
                            -------------------------------------------- -------------------------------------------
                                1998           1999           2000           1998          1999           2000
--------------------------- -------------- -------------- -------------- ------------- ------------- ---------------
Midcap Fund                    $92,465       $521,612      $4,659,601      $ 42,799       $2,444           $0
--------------------------- -------------- -------------- -------------- ------------- ------------- ---------------
Small Cap Fund               $1,458,689     $1,940,749     $4,457,001     $ 226,626      $66,830        $13,074
--------------------------- -------------- -------------- -------------- ------------- ------------- ---------------
Micro Cap Fund                ($97,006)      ($63,745)     $1,149,859      $ 16,354      $129,693       $101,915
--------------------------- -------------- -------------- -------------- ------------- ------------- ---------------
Select Growth Equity Fund         *              *          ($20,904)         *             *           $27,165
--------------------------- -------------- -------------- -------------- ------------- ------------- ---------------
Small Cap Value Fund(1)        $67,667        $83,625       $204,041       $71,495       $51,187        $17,161
--------------------------- -------------- -------------- -------------- ------------- ------------- ---------------
Midcap Value Fund(1)          $840,958       $567,313       $367,838       $25,280          $0           $5,529
--------------------------- -------------- -------------- -------------- ------------- ------------- ---------------
Large Cap Value Fund(1)      ($121,203)      $(60,991)      ($30,146)       $9,208       $79,514        $93,066
--------------------------- -------------- -------------- -------------- ------------- ------------- ---------------
Technology Fund                   *          ($6,578)       $903,091          *          $18,844        $133,750
--------------------------- -------------- -------------- -------------- ------------- ------------- ---------------
Top 20 Fund                       *           $7,100       $1,579,116         *          $18,763        $134,581
--------------------------- -------------- -------------- -------------- ------------- ------------- ---------------
Global Top 40 Fund                *              *           $11,785          *             *           $19,376
--------------------------- -------------- -------------- -------------- ------------- ------------- ---------------
New Enterprise Fund               *              *          ($7,892)          *             *           $28,412
--------------------------- -------------- -------------- -------------- ------------- ------------- ---------------
Future Financial Services    ($124,909)      ($82,818)     ($126,662)      $131,214      $89,640        $129,937
Fund
--------------------------- -------------- -------------- -------------- ------------- ------------- ---------------
New Energy & Power                *              *              *             *             *              *
Technology Fund
--------------------------- -------------- -------------- -------------- ------------- ------------- ---------------
Healthcare &                      *              *              *             *             *              *
Biotechnology Fund
--------------------------- -------------- -------------- -------------- ------------- ------------- ---------------
Tax-Managed U.S. Equity           *              *              *             *             *              *
Fund
--------------------------- -------------- -------------- -------------- ------------- ------------- ---------------
Core Plus Fixed Income         $62,671        $78,440        $56,995       $68,554       $72,100        $90,186
Fund (1)
--------------------------- -------------- -------------- -------------- ------------- ------------- ---------------
Core High Quality Fixed           *          ($15,843)      ($60,063)         *          $28,164        $58,586
Income Fund
--------------------------- -------------- -------------- -------------- ------------- ------------- ---------------
Ultra Short Duration Fund                                                   Fiscal
                             Fiscal Year                                    Period
                            Ended 2/28/98   ($116,124)      ($51,337)       Ended        $120,747       $114,705
                             ($ 94,700)                                    9/30/98
                                                                           $ 96,226
--------------------------- -------------- -------------- -------------- ------------- ------------- ---------------
Short Duration Fund          Fiscal Year    ($165,234)      ($40,159)       Fiscal       $215,908       $111,583
                                                                            Period
                                                                            Ended
                            Ended 2/28/98                                  9/30/98
                             ($117,540)                                   $ 137,596
--------------------------- -------------- -------------- -------------- ------------- ------------- ---------------

* Not in operation during the period.

(1) Information presented on advisory fees refers to the Fund's previous investment adviser, Clover Capital Management, Inc.

As described in the prospectus, the Top 20, Technology, Global Top 40, New Enterprise, Future Financial Services, New Energy & Power Technology and Healthcare & Biotechnology Funds are subject to base investment advisory fees that may be adjusted if a Fund out- or under-performs a stated benchmark. Set forth below is information about the advisory fee arrangements of these Funds:

----------------------- ------------------- ------------------ ---------------- ------------------ -----------------
FUND                    BENCHMARK           REQUIRED EXCESS    BASE ADVISORY    HIGHEST POSSIBLE   LOWEST POSSIBLE
                                            PERFORMANCE        FEE              ADVISORY FEE       ADVISORY FEE
----------------------- ------------------- ------------------ ---------------- ------------------ -----------------
Top 20 Fund             S&P 500 Index           +/- 2.5%            1.10%             1.50%             0.70%
----------------------- ------------------- ------------------ ---------------- ------------------ -----------------
Technology Fund         PSE Technology          +/- 2.0%            1.10%             1.50%             0.70%
                        Index
----------------------- ------------------- ------------------ ---------------- ------------------ -----------------
Global Top 40           MSCI World Growth       +/- 2.0%            1.00%             1.30%             0.70%
Fund                    Index
----------------------- ------------------- ------------------ ---------------- ------------------ -----------------
New Enterprise Fund     Nasdaq Composite        +/- 2.5%            1.10%             1.50%             0.70%
                        Index
----------------------- ------------------- ------------------ ---------------- ------------------ -----------------
Future Financial        S&P Financials          +/- 3.0%            1.00%             1.25%             0.75%
Services Fund           Index
----------------------- ------------------- ------------------ ---------------- ------------------ -----------------
New Energy & Power      S&P Energy Index        +/- 3.0%            1.00%             1.25%             0.75%
Technology Fund
----------------------- ------------------- ------------------ ---------------- ------------------ -----------------
Healthcare &            S&P Healthcare           +/-3.0%            1.00%             1.25%             0.75%
Biotechnology Fund      Index
----------------------- ------------------- ------------------ ---------------- ------------------ -----------------

The performance adjustment works as follows: If the Top 20 Fund, for example, outperforms the S&P 500 Index by more than 2.5%, Turner's advisory fees will increase from 1.10% to 1.50%. If, however, the Fund underperforms its benchmark by 2.5%, Turner's advisory fees would go down to 0.70%. These performance-based fees will only be charged once a Fund has been in operation for at least one year, and will comply with all applicable SEC rules.

THE SUB-ADVISER

Clover Capital Management, Inc. ("Clover Capital"), 11 Tobey Village Office Park, Pittsford, New York 14534, serves as investment sub-adviser to the Turner Large Cap Value Fund, Turner Midcap Value Fund, Turner Small Cap Value Fund and Turner Core Plus Fixed Income Fund. Clover Capital is a professional investment management firm founded in 1984 by Michael Edward Jones, CFA, and Geoffrey Harold Rosenberger, CFA, who are Managing Directors of Clover Capital and who control all of Clover Capital's outstanding voting stock. As of June 30, 2001, Clover Capital had discretionary management authority with respect to approximately $1.3 billion of assets. In addition to providing sub-advisory services to the Funds mentioned above, Clover Capital provides advisory services to pension plans, religious and educational endowments, corporations, 401(k) plans, profit sharing plans, individual investors and trusts and estates.

Clover Capital manages a portion of each of the four Funds' assets, which allocation is determined by the Trustees upon the recommendation of Turner. Clover Capital makes the investment decisions for the assets of the Fund allocated to it, and continuously reviews, supervises and administers a separate investment program, subject to the supervision of, and policies established by, the Trustees of the Trust. For its services, Clover Capital is entitled to receive a fee from Turner, which is calculated daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of the Small Cap Value Fund, 0.395% of the average daily net assets of the Midcap Value Fund, 0.37% of the average daily net assets of the Large Cap Value Fund and 0.225% of the average daily net assets of the Core Plus Fixed Income Fund allocated to it.

THE ADMINISTRATOR

The Trust and Turner Investment Partners, Inc. (the "Administrator") have entered into an administration agreement (the "Administration Agreement") which will take effect on October 1, 2001. The Administration Agreement provides that the Administator shall perform or supervise the performance of others administrative services such as regulatory or performance reporting, fund accounting and related accounting services in connection with the operation of the Funds. the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. Under the Administration Agreement, Turner may enter into agreements with service providers to provide administration services to the Fund. The Administration Agreement shall remain in effect for a period of four (4) years after its effective date and shall continue in effect for successive periods of one (1) year unless terminated by either party on not less than 90 days' prior written notice to the other party.

The continuance of the Administration Agreement must be specifically approved at least annually (i) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Fund, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Administration Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Administration Agreement is terminable at any time as to any Fund without penalty by the Trustees of the Trust, by a vote of a majority of the outstanding shares of the Fund or by the Manager on not less than 30 days' nor more than 60 days' written notice.

The previous administrator, SEI Investments Mutual Fund Services ("SIMFS") is a Delaware business trust that has its principal business offices at Oaks, Pennsylvania 19456. SIMFS will serve as the Trust's Sub-Administrator effective October 1, 2001.SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in SIMFS. SEI Investments and its subsidiaries and affiliates, including the SIMC, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. SIMC and its affiliates also serve as administrator or sub-administrator to the following other mutual funds including, but without limitation: The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds, Inc., The Arbor Fund, ARK Funds, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., First Omaha Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Funds, Johnson Family Funds, Inc., The MDL Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, Pitcairn Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II.

For the fiscal years ended September 30, 1998, 1999, and 2000 the Funds paid the following administrative fees (net of waivers):

-------------------------------- -----------------------------------------------
                                           Administrative Fees Paid
                                ------------------------------------------------
                                      1998             1999            2000
------------------------------- ----------------- -------------- ---------------
Midcap Fund                          $46,823         $70,403         $364,969
------------------------------- ----------------- -------------- ---------------
Small Cap Fund                      $181,597         $175,795        $268,171
------------------------------- ----------------- -------------- ---------------
Micro Cap Fund                       $42,470         $68,309          $85,037
------------------------------- ----------------- -------------- ---------------
Select Growth Equity Fund               *               *             $7,583
------------------------------- ----------------- -------------- ---------------
Large Cap Value Fund                 $68,013         $67,459          $65,000
------------------------------- ----------------- -------------- ---------------
Midcap Value Fund                   $132,060         $77,230          $65,000
------------------------------- ----------------- -------------- ---------------
Small Cap Value  Fund                $75,000         $67,459          $65,000
------------------------------- ----------------- -------------- ---------------
Technology Fund                         *             $6,411          $60,007
------------------------------- ----------------- -------------- ---------------
Top 20 Fund                             *             $6,411          $79,785
------------------------------- ----------------- -------------- ---------------
Global Top 40 Fund                      *               *             $6,500
------------------------------- ----------------- -------------- ---------------
New Enterprise Fund                     *               *             $6,500
------------------------------- ----------------- -------------- ---------------
Future Financial Services Fund     $35,209(1)        $67,440          $65,000
------------------------------- ----------------- -------------- ---------------
New Energy & Power Technology           *               *                *
Fund
------------------------------- ----------------- -------------- ---------------
Healthcare & Biotechnology Fund         *               *                *
------------------------------- ----------------- -------------- ---------------
Tax Managed U.S. Equity Fund            *               *                *
------------------------------- ----------------- -------------- ---------------
Core Plus Fixed Income Fund          $75,000         $67,499          $65,000
------------------------------- ----------------- -------------- ---------------
Core High Quality Fixed Income          *             $6,411          $55,250
Fund
------------------------------- ----------------- -------------- ---------------
Ultra Short Duration Fund         Fiscal Period      $16,902          $65,000
                                  Ended 9/30/98
                                      $510
------------------------------- ----------------- -------------- ---------------
Short Duration Fund               Fiscal Period      $46,462          $65,000
                                  Ended 9/30/98
                                     $6,418
------------------------------- ----------------- -------------- ---------------

* Not in operation during the period.

(1) Commenced operations on October 20, 1997.

DISTRIBUTION AND SHAREHOLDER SERVICES

CCM Securities, Inc. (the "Distributor"), and the Trust are parties to a distribution agreement (the "Distribution Agreement") with respect to the Funds effective October 1, 2001. CCM Securities, Inc.'s address is ii Tobey Village Office Park, Pittsford, NY 14534. Formerly, SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments, served as distributor to the Funds.

The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

The Select Growth Equity Fund, Midcap Growth Fund, Top 20 Fund, New Energy & Power Technology Fund, Healthcare & Biotechnology Fund, Tax Managed U.S. Equity Fund, Large Cap Value Fund, Small Cap Value Fund and the Short Duration Funds have adopted a Distribution and Shareholder Service Plan for Shares (the "Class II Plan") under which firms, including the Distributor, that provide shareholder and distribution services may receive compensation therefore. Under the Class II Plan, the Distributor may provide those services itself, or may enter into arrangements under which third parties provide such services and are compensated by the Distributor. The Distributor may retain as profit any difference between the fee it receives and the amount it pays such third parties. In addition, the Funds may enter into such arrangements directly. Under the Class II Plan, a Plan under which the provisions providing for distribution services were adopted pursuant to Rule 12b-1 under the 1940 Act, the Distributor is entitled to receive aggregate fees not exceeding Seventy-Five basis points (0.75%) for distribution services of each Fund's average daily net assets attributable to Class II Shares that are subject to the arrangement in return for providing a broad range of distribution services, including: (i) compensation for its services in connection with distribution assistance; or (ii) a source of payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. In addition, under the Class II Plan, the Distributor is entitled to receive aggregate fees not exceeding Twenty-Five basis points (0.25%) for shareholder services of each Fund's average daily net assets attributable to Class II Shares that are subject to the arrangement in return for providing a broad range of shareholder services, including: (i) maintaining accounts relating to shareholders that invest in Shares; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by Distributor and/or Service Providers; (iv) responding to inquiries from shareholders concerning their investment in Shares;
(v) assisting shareholders in changing dividend options, account designations and addresses; (vi) providing information periodically to shareholders showing their position in Shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Funds or its service providers; and (ix) processing dividend payments from the Funds on behalf of shareholders.

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. In addition, the Investment Adviser and Sub-Adviser have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. Copies of these Codes of Ethics are on file with the Securities and Exchange Commission, and are available to the public.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The Trust pays the fees for unaffiliated Trustees.

The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

ROBERT E. TURNER (DOB 11/26/56) - Trustee* - Chairman and Chief Investment Officer of Turner Investment Partners, Inc. ("Turner"), since 1990.

MICHAEL E. JONES (DOB 12/24/54) - Trustee* - Senior Vice President, Investment Adviser and Portfolio Manager with Clover Capital Management Inc., since 1984. Principal of CCM Securities Inc.

ALFRED C. SALVATO (DOB 01/09/58) - Trustee** - Treasurer, Thomas Jefferson University Health Care Pension Fund, since 1995, and Assistant Treasurer, 1988-1995.

JANET F. SANSONE (DOB 08/11/45) - Trustee** - Self-employed. Consultant since 1999. Senior Vice President of Human Resources of Frontier Corporation (telecommunications company), (1993-1999).

JOHN T. WHOLIHAN (DOB 12/12/37) - Trustee** - Professor, Loyola Marymount University, since 1984.

STEPHEN J. KNEELEY (DOB 02/09/63) - President and Chief Executive Officer - Chief Operating Officer of Turner, since 1990.

JOHN H. GRADY, JR. (DOB 06/01/61) - Vice President & Assistant Secretary - General Counsel and Chief Legal Officer for Turner since February, 2001. Partner, Morgan, Lewis & Bockius LLP (October 1995-January, 2001).

JANET RADER ROTE (DOB 08/24/60) - Vice President and Assistant Secretary - Director of Compliance of Turner, since 1992.

BRIAN M. FERKO (DOB 05/6/71) - Vice President & Assistant Secretary - Product Manager for the Turner Funds since 1997. Relationship Manager, SEI Investments (1995-1997). Registered Representative for the Distributor since 1995.

TODD B. CIPPERMAN (DOB 02/14/66) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI, the administrator and distributor since 1995. Associate, Dewey Ballantine, 1994-1995. Associate, Winston and Strawn, 1991-1994.

JOHN LEVEN (DOB 1/2/57) - Controller and Chief Accounting Officer - Vice President and Secretary Director of Funds Accounting of SEI Investments since March 1999; Division Controller, First Data Corp., February 1998 to March 1999; Corporate Controller, FPS Services (mutual funds servicing company), February 1993 to February 1998; Treasurer, FPS Broker Services, Inc. from March 1993 to December 1998.

LYDIA A. GAVALIS (DOB 06/05/64) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Manager and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

WILLIAM E. ZITELLI, JR. (DOB 6/14/68) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group (1998 - 2000). Associate at Pepper Hamilton LLP (1997-1998). Associate at Reboul, MacMurray, Hewitt, Maynard & Kristol (1994-1997).

TIMOTHY D. BARTO (DOB 3/28/68) - Vice President and Assistant Secretary - Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Adviser, Administrator and Distributor since December 1999. Associate at Dechert Price & Rhoads (1997-1999). Associate at Richter, Miller & Finn (1994-1997).

CHRISTINE M. MCCULLOUGH (DOB 12/2/60) - Vice President and Assistant Secretary-Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Adviser, Administrator, and Distributor since December 1999. Associate at White and Williams LLP (1991-1999). Associate at Montgomery, McCracken, Walker & Rhoads (1990-1991).

TONI C. NEFF (DOB 04/15/68) - Vice President and Assistant Secretary- Compliance Officer for Turner since March 2000. Analyst for the Penn Mutual Life Insurance Co. (October 1999-January 2000). Compliance Officer for Capital Analysts Inc. (February 1999-October 1999). Securities Industry Examiner, NASD Regulation (September 1997-February 1999). Law Clerk at Bealsy, Casey & Erbstein (October 1996-September 1997).

JAMES W. JENNINGS (DOB 01/15/37) - Secretary - Partner, Morgan, Lewis & Bockius LLP, counsel to the Trust, Turner, the Administrator and Distributor.

MONICA L. PARRY (DOB 07/06/58) - Assistant Secretary - Associate, Morgan, Lewis & Bockius LLP since June 1998. Associate, Fried, Frank, Harris, Shriver & Jacobson (1995-1998).

JAMES N'DIAYE (DOB 09/11/66) - Assistant Secretary - Associate, Morgan, Lewis & Bockius LLP since May 2000. Assistant General Counsel, ING Group (1999-2000). Senior Counsel, Dreyfus Corporation (1997-1999). Assistant General Counsel, Prudential Securities (1994-1997).

The following table exhibits Trustee compensation for the fiscal year ended September 30, 2000.

-------------------------------- ---------------------- ------------------ -------------- --------------------------
                                       Aggregate           Pension or        Estimated     Total Compensation From
                                   Compensation From       Retirement         Annual         Registrant and Fund
        Name of Person,            Registrant for the    Benefits Accrued     Benefits     Complex Paid to Trustees
           Position                Fiscal Year Ended     as Part of Fund       Upon          for the Fiscal Year
                                  September 30, 2000        Expenses        Retirement    Ended September 30, 2000
-------------------------------- ---------------------- ------------------ -------------- --------------------------
Robert Turner*                            $0                   N/A              N/A         $0 for service on two
                                                                                                   Boards
-------------------------------- ---------------------- ------------------ -------------- --------------------------
Richard A. Hocker*+                       $0                   N/A              N/A         $0 for service on one
                                                                                                    Board
-------------------------------- ---------------------- ------------------ -------------- --------------------------
Michael E. Jones*                         $0                   N/A              N/A         $0 for service on one
                                                                                                    Board
-------------------------------- ---------------------- ------------------ -------------- --------------------------
Alfred C. Salvato**                     $8,000                 N/A              N/A        $14,000 for service on
                                                                                                 two Boards
-------------------------------- ---------------------- ------------------ -------------- --------------------------
Janet F. Sansone**                      $8,000                 N/A              N/A         $9,775 for service on
                                                                                                  one Board
-------------------------------- ---------------------- ------------------ -------------- --------------------------
John T. Wholihan**                      $8,000                 N/A              N/A        $10,538 for service on
                                                                                                  one Board
-------------------------------- ---------------------- ------------------ -------------- --------------------------

* Messrs. Robert Turner, Richard Hocker and Michael Jones are Trustees who may be deemed to be "interested persons" of the Trust as the term is defined in the 1940 Act. The Trust pays fees only to the Trustees who are not interested persons of the Trust. Compensation of Officers and interested persons of the Trust is paid by the adviser or the manager.

** Member of the Audit Committee.

+ Mr. Hocker resigned as a Trustee of the Trust on May 18, 2001.

The Trustees and Officers of the Trust own less than 1% of the outstanding shares of the Trust.

COMPUTATION OF YIELD AND TOTAL RETURN

From time to time the Trust may advertise yield and total return of the Funds. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd + 1)^6 - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

Based on the foregoing, the 30-day yield for the Funds for the 30-day period ended March 31, 2001 were as follows:

   ----------------------------------- ----------------- -----------------------
                  Fund                      Class             30-Day Yield
   ----------------------------------- ----------------- -----------------------
   Midcap Fund                         Class I                   0.00%
   ----------------------------------- ----------------- -----------------------
   Small Cap Fund                      Class I                   0.00%
   ----------------------------------- ----------------- -----------------------
   Micro Cap Fund                      Class I                   0.00%
   ----------------------------------- ----------------- -----------------------
   Select Growth Equity Fund           Class I                   0.00%
   ----------------------------------- ----------------- -----------------------
   Large Cap Value Fund                Class I                   1.05%
   ----------------------------------- ----------------- -----------------------
   Midcap Value Fund                   Class I                   2.34%
   ----------------------------------- ----------------- -----------------------
   Small Cap Value Fund                Class I                   1.50%
   ----------------------------------- ----------------- -----------------------
   Top 20 Fund                         Class I                   0.00%
   ----------------------------------- ----------------- -----------------------
   Technology Fund                     Class I                   0.00%
   ----------------------------------- ----------------- -----------------------
   Global Top 40 Fund                  Class I                   0.00%
   ----------------------------------- ----------------- -----------------------
   New Enterprise Fund                 Class I                   0.00%
   ----------------------------------- ----------------- -----------------------
   Future Financial Services Fund      Class I                   0.25%
   ----------------------------------- ----------------- -----------------------
   New Energy & Power Technology Fund  Class II                  0.00%
   ----------------------------------- ----------------- -----------------------
   Healthcare & Biotechnology Fund     ClassII                   1.06%
   ----------------------------------- ----------------- -----------------------
   Tax Managed U.S. Equity Fund        Class II                  0.02%
   ----------------------------------- ----------------- -----------------------
   Core Plus Fixed Income Fund         Class I                   5.05%
   ----------------------------------- ----------------- -----------------------
   Core High Quality Fixed Income      Class I                   5.56%
   Fund
   ----------------------------------- ----------------- -----------------------
   Ultra Short Duration Fund           Class I                   5.48%
   ----------------------------------- ----------------- -----------------------
   Ultra Short Duration Fund           Class II                  5.27%
   ----------------------------------- ----------------- -----------------------
   Short Duration Fund                 Class I                   5.57%
   ----------------------------------- ----------------- -----------------------
   Short Duration Fund                 Class II                  5.31%

The total return of a Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.

Based on the foregoing, the average annual total return for the Funds from inception through March 31, 2001, and for the one and five year periods ended March 31, 2001, were as follows:

---------------------------- ----------- ------------------------------------------------------
                                                     Average Annual Total Return
                                         ------------------------------------------------------
                               Class        One Year          Five Year       Since Inception
---------------------------- ----------- ---------------- ------------------ ------------------
Midcap Fund                  Class I         -45.99%              *               24.46%
---------------------------- ----------- ---------------- ------------------ ------------------
Small Cap Fund               Class I         -46.13%           10.98%             18.85%
---------------------------- ----------- ---------------- ------------------ ------------------
Micro Cap Fund               Class I         -6.82%               *               56.03%
---------------------------- ----------- ---------------- ------------------ ------------------
Select Growth Equity Fund    Class I            *                 *              -45.00%**
---------------------------- ----------- ---------------- ------------------ ------------------
Large Cap Value Fund         Class I         -3.09%               *                8.51%
---------------------------- ----------- ---------------- ------------------ ------------------
Midcap Value Fund            Class I          2.01%             9.40%             12.59%
---------------------------- ----------- ---------------- ------------------ ------------------
Small Cap Value Fund         Class I          0.34%            17.08%             17.14%
---------------------------- ----------- ---------------- ------------------ ------------------
Top 20 Fund                  Class I         -61.72%              *                4.00%
---------------------------- ----------- ---------------- ------------------ ------------------
Technology Fund              Class I         -70.56%              *               -0.09%
---------------------------- ----------- ---------------- ------------------ ------------------
Global Top 40 Fund           Class I            *                 *              -57.20%**
---------------------------- ----------- ---------------- ------------------ ------------------
New Enterprise Fund          Class I            *                 *              -56.10%**
---------------------------- ----------- ---------------- ------------------ ------------------
Future Financial Services    Class I         13.35%               *                7.71%
Fund
---------------------------- ----------- ---------------- ------------------ ------------------
New Energy & Power           Class II           *                 *              -2.90%**
Technology Fund
---------------------------- ----------- ---------------- ------------------ ------------------
Healthcare & Biotechnology   Class II           *                 *              -5.10%**
Fund
---------------------------- ----------- ---------------- ------------------ ------------------
Tax Managed U.S. Equity      Class II           *                 *              -9.30%**
Fund
---------------------------- ----------- ---------------- ------------------ ------------------
Core Plus Fixed Income Fund  Class I         11.67%             7.10%              7.47%
---------------------------- ----------- ---------------- ------------------ ------------------
Core High Quality Fixed      Class I         11.87%               *                8.47%
Income Fund
---------------------------- ----------- ---------------- ------------------ ------------------
Ultra Short Duration Fund    Class I          7.53%             6.29%              6.25%
---------------------------- ----------- ---------------- ------------------ ------------------
Ultra Short Duration Fund    Class II         7.06%               *                5.88%
---------------------------- ----------- ---------------- ------------------ ------------------
Short Duration Fund          Class I          9.30%             6.42%              6.33%
---------------------------- ----------- ---------------- ------------------ ------------------
Short Duration Fund          Class II         9.16%               *                8.82%
---------------------------- ----------- ---------------- ------------------ ------------------

*Not in operation during the period.

**These returns have not been annualized.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through DST, 330 West 9th Street, Kansas City, Missouri 64105, (the "Transfer Agent") on days when the New York Stock Exchange is open for business. Currently, the weekdays on which the Fund is closed for business are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of each Fund are offered on a continuous basis.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions, and may have to pay taxes on capital gains from the sale.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the New York Stock Exchange, the Adviser, the Sub-Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

The Funds of the Trust participate in fund "supermarket" arrangements. In such an arrangement, a program is made available by a broker or other institution (a sponsor) that allows investors to purchase and redeem shares of the Funds through the sponsor of the fund supermarket. In connection with these supermarket arrangements, the Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. In turn, the brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. As such, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. The customer order will be priced at the Fund's Net Asset Value next computed after accepted by an authorized broker or the broker's authorized designee. In addition, a broker may charge transaction fees on the purchase and/or sale of Fund shares. Also in connection with fund supermarket arrangements, the performance of a participating Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available and compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Trust's annual report contains additional performance information and will be made available to investors upon request and without charge.

DETERMINATION OF NET ASSET VALUE

The securities of each Fund are valued by the Sub-Administrator. The Administrator may use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as on trade quotations obtained from third parties. However, the pricing service may use a matrix system to determine valuations of fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing service and its valuation are reviewed by the officers of the Trust under the general supervision of the Trustees.

If  market  prices  are   unavailable   or  believed  to  be   unreliable,   the
Sub-Administrator will make a good faith determination as to the "fair value" of the security.

Some Funds may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell Fund shares.

Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization of maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument.

TAXES

The following is only a summary of certain tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Funds or their shareholders and the discussion here and in the Funds' Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors about their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX

The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not discussed in the Funds' Prospectus. The discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Fund intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, each Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or certain other income (including gains from options, futures or forward contracts); (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, or of two or more issuers which are engaged in the same, similar or related trades or business if the Fund owns at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which requires only that the Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Funds will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short-and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the Adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than one year, and otherwise will be treated as short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. Long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates.

In certain cases, a Fund will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to that Fund that such shareholder is not subject to backup withholding.

If any Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits, and such distributions may generally be eligible for the corporate dividends-received deduction.

Funds may, in certain circumstances involving tax-free reorganizations, accept securities that are appropriate investments as payment for Fund shares (an "In-Kind Purchase"). An In-Kind Purchase may result in adverse tax consequences under certain circumstances to either the investors transferring securities for shares ("In-Kind Investors") or to investors who acquire shares of the Fund after a transfer ("new shareholders"). As a result of an In-Kind Purchase, the Funds may acquire securities that have appreciated in value or depreciated in value from the date they were acquired. If appreciated securities were to be sold after an In-Kind Purchase, the amount of the gain would be taxable to new shareholders as well as to In-Kind Investors. The effect of this for new shareholders would be to tax them on a distribution that represents a return of the purchase price of their shares rather than an increase in the value of their investment. The effect on In-Kind Investors would be to reduce their potential liability for tax on capital gains by spreading it over a larger asset base. The opposite may occur if the Funds acquire securities having an unrealized capital loss. In that case, In-Kind Investors will be unable to utilize the loss to offset gains, but, because an In-Kind Purchase will not result in any gains, the inability of In-Kind Investors to utilize unrealized losses will have no immediate tax effect. For new shareholders, to the extent that unrealized losses are realized by the Funds, new shareholders may benefit by any reduction in net tax liability attributable to the losses. Neither the Adviser nor Sub-Adviser can predict whether securities acquired in any In-Kind Purchase will have unrealized gains or losses on the date of the In-Kind Purchase. Consistent with investment advisory duties, the Adviser and Sub-Adviser will, however, take tax consequences to investors into account when making decisions to sell portfolio assets, including the impact of realized capital gains on shareholders of the Funds.

The Funds may use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

STATE TAXES

No Fund is liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by any Fund to shareholders and the ownership of shares may be subject to state and local taxes.

PORTFOLIO TRANSACTIONS

The Adviser and Sub-Adviser are authorized to select brokers and dealers to effect securities transactions for the Funds. Each will seek to obtain the most favorable net results by taking into account various factors, including price, commission, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser and Sub-Adviser generally seek reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available. The Adviser and Sub-Adviser seek to select brokers or dealers that offer a Fund best price and execution or other services that benefit the Funds.

The Adviser and Sub-Adviser may, consistent with the interests of the Funds, select brokers on the basis of the research services provided to the Adviser and Sub-Adviser. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser and Sub-Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser or Sub-Adviser under the Advisory Agreement or Sub-Advisory Agreement. If, in the judgment of the Adviser or Sub-Adviser, a Fund or other accounts managed by the Adviser or Sub-Adviser will be benefitted by supplemental research services, the Adviser and Sub-Adviser are authorized to pay brokerage commissions to a broker furnishing such services that are in excess of commissions that another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser and Sub-Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to a Fund or account generating the brokerage, and there can be no guarantee that the Adviser or Sub-Adviser will find all of such services of value in advising that Fund.

It is expected that the Funds may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the Trust and the Distributor expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by a Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts that are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

It is not the Funds' practice to allocate brokerage or principal business on the basis of sales of its shares made through broker-dealers. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend a Fund's shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

For the fiscal years ended September 30, 1998, 1999, and 2000 the Funds' portfolio turnover rates were as follows:

--------------------------------- ----------------------------------------------------------------------------------
                                                               Portfolio Turnover Rate
                                  ----------------------------------------------------------------------------------
                                             1998                       1999                        2000
--------------------------------- --------------------------- -------------------------- ---------------------------
Midcap Fund                                304.29%                     290.79%                    306.97%
--------------------------------- --------------------------- -------------------------- ---------------------------
Small Cap Fund                             167.73%                     223.61%                    203.01%
--------------------------------- --------------------------- -------------------------- ---------------------------
Micro Cap Fund                             128.53%                     239.32%                    179.08%
--------------------------------- --------------------------- -------------------------- ---------------------------
Select Growth Equity  Fund                    *                           *                       128.14%
--------------------------------- --------------------------- -------------------------- ---------------------------
Large Cap Value Fund                        62.71%                     92.26%                     153.58%
--------------------------------- --------------------------- -------------------------- ---------------------------
Midcap Value Fund                           42.10%                     98.85%                      90.15%
--------------------------------- --------------------------- -------------------------- ---------------------------
Small Cap Value Fund                        70.02%                     79.93%                      85.80%
--------------------------------- --------------------------- -------------------------- ---------------------------
Top 20 Fund                                   *                        369.11%                    1590.94%
--------------------------------- --------------------------- -------------------------- ---------------------------
Technology Fund                               *                        317.32%                    1340.92%
--------------------------------- --------------------------- -------------------------- ---------------------------
Global Top 40 Fund                            *                           *                       285.98%
--------------------------------- --------------------------- -------------------------- ---------------------------
New Enterprise Fund                           *                           *                        83.02%
--------------------------------- --------------------------- -------------------------- ---------------------------
Future Financial Services Fund              21.19%                     96.98%                      49.67%
--------------------------------- --------------------------- -------------------------- ---------------------------
New Energy & Power Technology                 *                           *                          *
Fund
--------------------------------- --------------------------- -------------------------- ---------------------------
Healthcare & Biotechnology Fund               *                           *                          *
--------------------------------- --------------------------- -------------------------- ---------------------------
Tax-Managed U.S. Equity Fund                  *                           *                          *
--------------------------------- --------------------------- -------------------------- ---------------------------
Core Plus Fixed Income Fund                 27.07%                     28.47%                      42.40%
--------------------------------- --------------------------- -------------------------- ---------------------------
Core High Quality Fixed Income                *                        39.70%                     183.50%
Fund
--------------------------------- --------------------------- -------------------------- ---------------------------
Ultra Short Duration Fund -         For the Fiscal Period              154.33%                    294.54%
Class I Shares                          Ended 9/30/98
                                            96.56%
--------------------------------- --------------------------- -------------------------- ---------------------------
Ultra Short Duration Fund -                 96.56%                     154.33%                    294.54%
Class II Shares
--------------------------------- --------------------------- -------------------------- ---------------------------
Short Duration Fund -               For the Fiscal Period              257.98%                    223.73%
  Class I Shares                        Ended 9/30/98
                                           121.63%
--------------------------------- --------------------------- -------------------------- ---------------------------
Short Duration Fund -                         *                        257.98%                    223.73%
  Class II Shares
--------------------------------- --------------------------- -------------------------- ---------------------------

* Not in operation during the period.

Amounts designated as "--" are either $0 or have been rounded to $0.

The brokerage commissions paid for each Fund for the fiscal years ended September 30, 1998, 1999, and 2000 were as follows:

------------------------------------ -------------------------------------------
                                         Total Dollar Amount of Brokerage
                                                  Commissions Paid
                                     -------------------------------------------
                                        1998            1999           2000
------------------------------------ ------------ -------------- ---------------
Midcap Fund                           $123,834      $352,280      $1,619,820
------------------------------------ ------------ -------------- ---------------
Small Cap Fund                        $465,825      $546,802       $758,336
------------------------------------ ------------ -------------- ---------------
Micro Cap Fund                         $6,974        $36,683       $251,590
------------------------------------ ------------ -------------- ---------------
Select Growth Equity Fund                 *             *           $7,191
------------------------------------ ------------ -------------- ---------------
Large Cap Value Fund                   $4,519        $6,173         $16,901
------------------------------------ ------------ -------------- ---------------
Midcap Value Fund                     $212,062      $366,744       $229,597
------------------------------------ ------------ -------------- ---------------
Small Cap Value Fund                   $66,282       $59,725       $145,225
------------------------------------ ------------ -------------- ---------------
Top 20 Fund                               *          $57,574      $2,157,028
------------------------------------ ------------ -------------- ---------------
Technology Fund                           *          $13,527       $463,984
------------------------------------ ------------ -------------- ---------------
Global Top 40 Fund                        *             *           $44,000
------------------------------------ ------------ -------------- ---------------
New Enterprise Fund                       *             *           $3,870
------------------------------------ ------------ -------------- ---------------
Future Financial Services Fund         $3,187        $1,784          $719
------------------------------------ ------------ -------------- ---------------
New Energy & Power Technology Fund        *             *              *
------------------------------------ ------------ -------------- ---------------
Healthcare & Biotechnology Fund           *             *              *
------------------------------------ ------------ -------------- ---------------
Tax-Managed U.S. Equity Fund              *             *              *
------------------------------------ ------------ -------------- ---------------
Core Plus Fixed Income Fund              $--          $838           $600
------------------------------------ ------------ -------------- ---------------
Core High Quality Fixed Income Fund       *            $64            $0
------------------------------------ ------------ -------------- ---------------
Ultra Short Duration Fund                N/A           $69            $0
------------------------------------ ------------ -------------- ---------------
Short Duration Fund                      N/A          $141            $0
------------------------------------ ------------ -------------- ---------------

*Not in operation during the period.

Amounts designated as $-- are either $0 or have been rounded to $0

The total amount of securities of each Broker/Dealer held by each Fund for the fiscal year ended September 30, 2000 were as follows:

================================= ========================= =========================== ============================
FUND                              NAME OF BROKER/DEALER     TOTAL AMOUNT OF             TYPE OF SECURITY
                                                            SECURITIES HELD BY EACH
                                                            FUND
--------------------------------- ------------------------- --------------------------- ----------------------------
Midcap Growth Fund                       JP Morgan                 $53,649,402          Repurchase Agreement
================================= ========================= =========================== ============================
Small Cap Growth Fund                    JP Morgan                 $18,564,667          Repurchase Agreement
================================= ========================= =========================== ============================
Micro Cap Growth Fund                    JP Morgan                  $7,497,054          Repurchase Agreement
================================= ========================= =========================== ============================
Select Growth Equity Fund         Morgan Stanley Dean                $25,415            Repurchase Agreement
                                  Witter
================================= ========================= =========================== ============================
Large Cap Value Fund                        None                       N/A                          N/A
================================= ========================= =========================== ============================
Midcap Value Fund                   Morgan Stanley Dean             $4,192,116          Repurchase Agreement
                                           Witter
================================= ========================= =========================== ============================
Small Cap Value Fund                Morgan Stanley Dean              $549,708           Repurchase Agreement
                                           Witter
================================= ========================= =========================== ============================
Technology Fund                             None                       N/A                          N/A
================================= ========================= =========================== ============================

================================= ========================= =========================== ============================
Top 20 Fund                              JP Morgan                  $7,097,754          Repurchase Agreement
================================= ========================= =========================== ============================
Global Top 40 Fund                          None                       N/A                          N/A
================================= ========================= =========================== ============================
New Enterprise Fund                      JP Morgan                   $422,245           Repurchase Agreement
================================= ========================= =========================== ============================
Future Financial Services Fund        American Express                $9,113            Common Stock
================================= ========================= =========================== ============================
                                         Citigroup                   $21,463            Common Stock
================================= ========================= =========================== ============================
                                         Legg Mason                   $7,847            Common Stock
================================= ========================= =========================== ============================
                                      Neuberger Berman               $18,450            Common Stock
================================= ========================= =========================== ============================
New Energy & Power Technology               None                       N/A                          N/A
Fund
================================= ========================= =========================== ============================
Healthcare & Biotechnology                  None                       N/A                          N/A
================================= ========================= =========================== ============================
Tax Managed U.S. Equity Fund                None                       N/A                          N/A
================================= ========================= =========================== ============================
Core Plus Fixed Income Fund         Morgan Stanley Dean              $111,744           Repurchase Agreement
                                           Witter
================================= ========================= =========================== ============================
Core High Quality Fixed Income    Morgan Stanley Dean                $579,272           Repurchase Agreement
Fund                              Witter
================================= ========================= =========================== ============================
Ultra Short Duration Fixed               JP Morgan                  $8,372,862          Repurchase Agreement
Income Portfolio
================================= ========================= =========================== ============================
Short Duration Fixed Income       Morgan Stanley Dean                $457,414           Repurchase Agreement
Portfolio                         Witter

VOTING

Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. Shares issued by each Fund have no preemptive, conversion, or subscription rights. Each Fund, as a separate series of the Trust, votes separately on matters affecting only that Fund. Voting rights are not cumulative. Shareholders of each Class of each Fund will vote separately on matters pertaining solely to that Fund or that Class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Trust's Prospectuses or Statements of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (1) 67% or more of the affected Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the affected Fund's outstanding shares, whichever is less.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the portfolio, after taking into account additional distribution and shareholder servicing expenses attributable to the Class II Shares. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of funds. All consideration received by the Trust for shares of any portfolio or separate class and all assets in which such consideration is invested would belong to that portfolio or separate class and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Investment Adviser and Distributor have adopted Codes of Ethics pursuant to employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

5% SHAREHOLDERS

As of June 27, 2001, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Portfolios. The Trust believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency, or custodial customers.


                                              NAME AND ADDRESS                                       PERCENTAGE OF
             FUND                            OF BENEFICIAL OWNER                NUMBER OF SHARES     FUND'S SHARES
-------------------------------- -------------------------------------------- --------------------- ----------------
Turner Midcap Growth Fund        Charles Schwab & Co., Inc                         16,063,438.1560      44.11%
                                 Attn Mutual Funds/ Team S
                                 4500 Cherry Creek Dr. S. Fl 3

Turner Small Cap Growth Fund     Charles Schwab & Co., Inc.                         8,058,655.7470      49.67%
                                 Attn Mutual Funds/ Team S
                                 4500 Cherry Creek Dr S. Fl 3
                                 Denver, CO 80209
                                 Southern California Edison Stock                     816,737.2620       5.03%
                                 Savings Plan By State Street Bank
                                 401(k) Plan
                                 P.O. Box 1992
                                 Boston, MA 02105-1992

Turner Micro Cap Growth Fund     Charles Schwab & Co.                               2,695,768.6760      56.03%
                                 Attn Mutual Funds/ Team S
                                 4500 Cherry Creek Dr. S Fl 3
                                 Denver, CO 80209

Turner Select Growth Equity      Connecticut General Life Ins Co.                   8,047,278.2520      85.16%
Fund                             Attn Hector Flores H19B
                                 280 Trumbull St
                                 Hartford, CT 06103-3509
                                 H.E.R.E. International Union                         574,644.4810       6.08%
                                 Local 54 Pension Fund
                                 408 Layfette Bldg Fifth & Chestnut
                                 C/O William J. Kirkwood
                                 Philadelphia, PA 19106
                                 The Church Foundation                                474,383.3020       5.02%
                                 200 Newport Avenue Ext
                                 North Quincy, MA 02171-2102

Turner Small Cap Value Fund      National Financial Services Corp For the           1,634,888.5650      28.28%
                                 Exclusive Benefit of Our Customers
                                 200 Liberty Street
                                 One World Financial Center
                                 New York, NY 10281-1003
                                 Charles Schwab & Co., Inc.                         1,154,082.0880      19.97%
                                 Attn Mutual Funds/ Team S
                                 4500 Cherry Creek Dr S. Fl 3
                                 Denver, CO 80209
                                 National Investor Services Corp for the              567,475.8120       9.82%
                                 Exclusive Benefit of Customers
                                 55 Water Street Fl 32
                                 New York, NY 10041-3299
                                 Donaldson, Lufkin & Jenrette SECS Corp               512,847.4510       8.87%
                                 Mutual Funds
                                 P.O. Box 2052
                                 Jersey City, NJ 07303-2052

Turner Midcap Value Fund         National Financial Services Corp For the             167,977.3240       5.98%
                                 Exclusive Benefit of Our Customers
                                 200 Liberty Street
                                 One World Financial Center
                                 New York, NY 10281-1003

Turner Large Cap Value Fund      SEI Trust Company Cust                                50,973.6600      11.56%
                                 IRA R/O Bette S. Breen
                                 111 Shoreway Dr
                                 Rochester, NY 14612-1225
                                 SEI Trust Company                                     46,322.3990      10.51%
                                 C/O M&T Investment Group
                                 Attn Mutual Fund Administration
                                 1 Freedom Valley Drive
                                 Oaks, PA 19456
                                 National Financial Services Corp For the              34,500.4020       7.82%
                                 Exclusive Benefit of Our Customers
                                 200 Liberty Street
                                 One World Financial Center
                                 New York, NY 10281-1003
                                 Clover Capital Management, Inc.                       33,356.1720       7.57%
                                 Employee 401K Savings & Deferred Profit
                                 Sharing Plan
                                 11 Tobey Village Office Park
                                 Pittsford, NY 14534-1755
                                 Thelma Schreiber                                      30,221.6340       6.85%
                                 C/O/ E. Barry Kaplan
                                 Davie Kaplan Chapman & Braverman
                                 1000 First Federal Plaza
                                 Rochester, NY 14614-1916

Turner Top 20 Fund               Charles Schwab & Co., Inc.                         3,231,855.6740      31.59%
                                 Attn Mutual Funds/ Team S
                                 4500 Cherry Creek Dr S. Fl 3
                                 Denver, CO 80209
                                 First Union National Bank                            904,765.6430       8.84%
                                 FBO IBEW98 PE TIP Fund
                                 A/C 1541000707
                                 1525 West WT Harris Blvd CMG-1151
                                 Charlotte, NC 28262-8522
                                 FITOC In.c. Agent                                    616,082.9790       6.02%
                                 For Certain Employee Benefit Plans
                                 100 Magellan Way # KW1C
                                 Covington, KY 4115-1987
                                 Security Trust Company Customers                     548,523.0760       5.36%
                                 FBO Sheet Metal Workers
                                 Annuity Fund of Local Union # 19
                                 2390 E. Camelback Rd. Ste 240
                                 Phoenix, AZ 85016-3434

Turner Technology Fund           Charles Schwab & Co., Inc.                         2,622,861.5700      43.16%
                                 Attn Mutual Funds/ Team S
                                 4500 Cherry Creek Dr S. Fl 3
                                 Denver, CO 80209
                                 National Investor Services Corp for the              367,134.7250       6.04%
                                 Exclusive Benefit of Customers
                                 55 Water Street Fl 32
                                 New York, NY 10041-3299

Turner Global Top 40 Fund        Mark D. Turner                                       530,066.5060      42.56%
                                 1235 Westlakes Drive Suite 350
                                 Berwyn PA 19312-2414

                                 Robert Turner Jr. Trust                              150,000.0000      12.04%
                                 U/A/ 12/22/1994
                                 Robert Turner Jr. Trust
                                 9 Horseshoe Ln
                                 Paoli, PA 19301-1909
                                 Robert E. & Carolyn W. Turner Foundation              75,000.0000       6.02%
                                 9 Horseshoe Ln
                                 Paoli, PA 19301-1909


                                 Charles Schwab & Co., Inc.                           144,374.5200      11.59%
                                 Attn Mutual Funds / Team S
                                 4500 Cherry Creek Dr. S FL 3
                                 Denver CO 80209

Turner New                       Charles Schwab & Co., Inc.                           334,559.6960      35.99%
Enterprise Fund                  Attn Mutual Funds / Team S
                                 4500 Cherry Creek Dr. S FL 3
                                 Denver CO 80209
                                 SEI Trust Company Customer                            63,074.0270       6.78%
                                 IRA A/C Ronald L. Gault
                                 439 W. Nelson Street
                                 Lexington, VA 24450-1704
                                 Robert Turner Jr. Trust                               56,000.0000       6.02%
                                 U/A/ 12/22/1994
                                 Robert Turner Jr. Trust
                                 9 Horseshoe Ln
                                 Paoli, PA 19301-1909

Turner Future Financial          Charles Schwab & Co., Inc.                            12,560.0960      36.36%
Services Fund                    Attn Mutual Funds / Team S
                                 4500 Cherry Creek Dr. S FL 3
                                 Denver CO 80209
                                 Rafik Gabriel                                          5,764.7610      16.69%
                                 6423 Deep Dell Pl
                                 Los Angeles, CA 90068-2845
                                 Frank Mirabello & John C. Weber, Jr. Trust             5,664.0520      16.40%
                                 FBO John C. Weber, Jr. Trust
                                 DTD U/A 09-15-1989
                                 9275 SW 9th Street Rd
                                 Ocala, FL 34481-1410
                                 Wendel & Co.                                           4,664.8240      13.50%
                                 FBO #725000
                                 P.O. Box 1066
                                 Wall Street Station
                                 New York, NY 10268-1066

Turner New Energy & Power        National Financial Services Corp For the              37,266.7370      21.95%
Technology Fund                  Exclusive Benefit of Our Customers
                                 200 Liberty Street
                                 One World Financial Center
                                 New York, NY 10281-1003

                                 National Investors Services Corp                      14,334.2780       8.44%
                                 FBBO Our Customers
                                 55 Water St. Fl 32
                                 New York, NY 10041-3299
                                 Robert E. & Carolyn W. Turner Foundation              12,165.4500       7.36%
                                 9 Horseshoe Ln
                                  Paoli PA 19301-1909

Turner Healthcare &              Frank Mirabello & John C. Weber Jr. Trust             12,587.4990      17.72%
Biotechnology Fund               FBO John C. Weber Jr. Trust
                                 DTD U/A 09-15-1989
                                 9275 SW 9th Street Rd
                                 Ocala Fl 34481-1410
                                 National Financial Services Corp For the               7,543.0970      10.62%
                                 Exclusive Benefit of Our Customers
                                 200 Liberty Street
                                 One World Financial Center
                                 New York, NY 10281-1003
                                 SEI Trust Company Cust                                 6,027.3840       8.48%
                                 FBO Pamela D. Bryant SEP IRA
                                 310 W. 106th Street
                                 New York, NY 10025-3429
Turner Tax Managed U.S. Equity   James W. Jennings                                      5,045.4090      34.80%
Fund                             1401 Montgomery Ave
                                 Rosemont, PA 19010-1630
                                 John H. Grady & Ellen C. Grady JTWROS                  2,500.0000      17.25%
                                 7700 St. Martins Ln
                                 Philadelphia, PA 19118-4224
                                 Advanced Clearing FBO 1839598571                       1,466.2760      10.11%
                                 P.O. Box 2226
                                 Omaha, NE 68103-2226
                                 Donaldson Lufkin Jenrette Securities                   1,000.0000       6.90%
                                 Corporation Inc.
                                 P.O. Box 2052
                                 Jersey City, NJ  07303-2052
                                 John F. Marshall & Helen M. Marshall JTWROS              806.9800       5.57%
                                 959 Miller Rd
                                 Pottstown, PA 19465-7752

Turner Core Plus Fixed Income    Charles Schwab & Co., Inc.                         1,031,779.9370      31.18%
Fund                             Attn Mutual Funds / Team S
                                 4500 Cherry Creek Dr. S FL 3
                                 Denver CO 80209

                                 Reho & Co.                                           366,933.7180      11.09%
                                 C/O M&T Trust Co.
                                 P.O. Box 1377
                                 Buffalo, NY 14240-1377
                                 National Financial Services Corp For the             274,706.7680       8.30%
                                 Exclusive Benefit of Our Customers
                                 200 Liberty Street
                                 One World Financial Center
                                 New York, NY 10281-1003

Turner Ultra Short Duration      Charles Schwab & Co.                               3,207,402.3720      73.97%
Fixed Income Fund - Class I      101 Montgomery St
                                 San Francisco, CA 94104-4122
                                 Turner Investment Partners, Inc.                     492,609.9760      11.36%
                                 Attn Tom Trala
                                 1235 Westlakes Drive Suite 350
                                 Berwyn, PA 19312-2414
                                 FTC & Co.                                            224,151.2700       5.17%
                                 Attn Datalynx - House Account
                                 P.O. Box 173736
                                 Denver, CO 80217-3736

Turner Ultra Short Duration      NFSC FEBO #397-503940                                 83,113.2290      15.17%
Fixed Income Fund - Class II     K Montague D.B. Hales Jay E. Jens
                                 K Montague/D Hales/ Jensen TTS
                                 U/A 12/15/93
                                 P.O. Box 30810
                                 Salt Lake City, UT 84310-0810
                                 NFSC FBBO # 397-503916                                79,409.0850      14.49%
                                 Curt Brambled, Brent Hale
                                 K Montague/D Hales/ Jensen TTS
                                 U/A 12/15/93
                                 P.O. Box 30810
                                 Salt Lake City, UT 84310-0810
                                 NFSC FBBO # 379-503916                                30,698.1080       5.60%
                                 BW Bastian Foundation
                                 Bruce Bastian /Brent Erkelens
                                 U/A 02/19/1999
                                 51 W. Center St. #755
                                 Orem, UT 84057-4605

Turner Short Duration Fixed      Security Trust Company Cust                        2,072,953.4670      40.49%
Income Fund - Class I            Sheet Metal Workers Annuity Local # 19
                                 2390 E. Camelback Rd Ste 240
                                 Phoenix, AZ 85016-3434
                                 Bryn Mawr                                            937,216.7520      18.31%
                                 Attn Jerry Berenson
                                 101 N. Merion Ave
                                 Bryn Mawr PA 19010-2899
                                 Turner Investment Partners                           918,752.0340      17.94%
                                 FBO Teamsters Local #837
                                 12275 Townsend Rd
                                 Philadelphia, PA 19154-1204
                                 Charles Schwab & Co.                                 884,302.7980      17.27%
                                 101 Montgomery Street
                                 San Francisco, CA 94104-4122

Turner Short Duration Fixed      NFSC FBBO # 397-503916                               110,303.7750      13.31%
Income Fund - Class II           Curt Brambled, Brent Hale
                                 K Montague/D Hales/ Jensen TTS
                                 U/A 12/15/93
                                 P.O. Box 30810
                                 Salt Lake City, UT 84310-0810
                                 NFSC FEBO #397-503940                                104,697.2900      12.64%
                                 K Montague D.B. Hales Jay E. Jens
                                 K Montague/D Hales/ Jensen TTS
                                 U/A 12/15/93
                                 P.O. Box 30810
                                 Salt Lake City, UT 84310-0810
                                 NFSC FBBO # 379-503916                                72,446.3510       8.74%
                                 BW Bastian Foundation
                                 Bruce Bastian /Brent Erkelens
                                 U/A 02/19/1999
                                 51 W. Center St. #755
                                 Orem, UT 84057-4605
                                 NFSC FBBO #379-070386                                 41,715.1380       5.03%
                                 BSA Utah National Parks Council
                                 250 W. 500 N
                                 Provo, UT 84601-2819

Turner Core High Quality Fixed   Miller Johnson & Kuehn Inc. FBO                      643,837.4580      48.09%
Income Fund                      M I C O Profit Sharing Plan
                                 5500 Wayzata Blvd Suite 800
                                 Minneapolis, MN 55416-1228

                                 H.E.R.E. International Union                         318,595.8020      23.80%
                                 Local 54 Pension Fund
                                 408 Layfette Bldg Fifth & Chestnut
                                 C/O William J. Kirkwood
                                 Philadelphia, PA 19106
                                 Oxford Foundation, Inc.                              211,524.7520      15.80%
                                 1235 Lancaster Ave
                                 Strasburg, PA 17579-9606
                                 Saxon & Co.                                          130,011.4890       9.71%
                                 FBO 20-35-002-3401861
                                 P.O. Box 7780-1888
                                 Philadelphia, PA 19182-0001

CUSTODIAN

First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 acts as the custodian (the "Custodian") of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

EXPERTS

The September 30, 2000 financial statements incorporated by reference into this Statement of Additional Information and the September 30, 2000 Financial Highlights included in the prospectuses have been audited by Ernst & Young LLP, 2001 Market Street, Philadelphia, Pennsylvania 19103, independent auditors, as indicated by their report, with respect thereto, and are included herein in reliance on their report given on their authority as experts in accounting and auditing.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

FINANCIAL STATEMENTS

The Trust's financial statements for the fiscal year ended September 30, 2000, including notes thereto and the report of Ernst & Young LLP thereon, are herein incorporated by reference. A copy of the 2000 Annual Report must accompany the delivery of this Statement of Additional Information. The Financial Highlights for the period ended March 31, 2001 are unaudited and appear in the Funds' semi-annual report and in the Prospectus.

APPENDIX

The following descriptions are summaries of published ratings.

DESCRIPTION OF CORPORATE BOND RATINGS

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and differs from AAA issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds rated BBB by S&P are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

Bonds rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future. Debt rated Baa by Moody's is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Fitch uses plus and minus signs with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category. Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB by Fitch are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1 +, 1, and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1, the highest rating category, reflect a "very strong" degree of safety regarding timely payment. Those rated A-2, the second highest rating category, reflect a satisfactory degree of safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of "superior" quality and "strong" quality respectively on the basis of relative repayment capacity.

F-1+ (Exceptionally Strong) is the highest commercial paper rating Fitch assigns; paper rated F-1+ is regarded as having the strongest degree of assurance for timely payment. Paper rated F-1 (Very Strong) reflects an assurance of timely payment only slightly less in degree than paper rated F-1+. The rating F-2 (Good) reflects a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues rated F-1+ or F-1.


                                      A-2